UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2023

*This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Annual Report
April 30, 2023
MFS®  Corporate Bond Fund
MFB-ANN

MFS® Corporate Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	76.1%
U.S. Treasury Securities	6.8%
High Yield Corporates	6.4%
Emerging Markets Bonds	3.7%
Commercial Mortgage-Backed Securities	1.6%
Collateralized Debt Obligations	1.1%
Non-U.S. Government Bonds	0.9%
Municipal Bonds	0.4%
Asset-Backed Securities	0.2%
Composition including fixed income credit quality (a)(i)
AAA	3.2%
AA	4.4%
A	25.0%
BBB	50.3%
BB	5.8%
B	1.5%
CCC	0.2%
C (o)	0.0%
U.S. Government	5.8%
Not Rated	1.0%
Cash & Cash Equivalents	3.8%
Other	(1.0)%
Portfolio facts
Average Duration (d)	7.0
Average Effective Maturity (m)	10.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
1

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Management Review
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Corporate Bond Fund (fund) provided a total return of 0.20%, at net asset value. This compares with a return of 0.72% for the fund’s benchmark, the Bloomberg U.S. Credit Index.
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Those shifts exposed an asset-liability mismatch that forced the closure of several institutions by regulators, setting the stage for a substantial drop in longer-term interest rates. Given the importance of small and mid-sized lenders to the provision of credit in the US, concerns were raised in the aftermath of the crisis that credit availability could become constrained, leading to slower economic growth. On a more upbeat note, China’s abandonment of its Zero-COVID policy helped unleash a substantial amount of pent-up demand in the world’s second-largest economy. In developed markets, consumer demand remained solid.
Policymakers find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, central banks remained focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to consider achieving their inflation mandates while using macroprudential tools to keep the banking system liquid, a potentially difficult balancing act. That juxtaposition suggests that we may be nearing peak monetary policy rates.
Against an environment of still-tight labor markets, tighter global financial conditions and volatile materials prices, investor anxiety appeared to have increased over the potential that corporate profit margins may be past peak for this cycle. That said, signs that supply chains have generally normalized, the lifting of COVID restrictions in China, low levels of unemployment across developed markets and hopes that inflation levels may have peaked were supportive factors for the macroeconomic backdrop.
Factors Affecting Performance
Relative to the Bloomberg U.S. Credit Index, the fund’s overweight exposure to bonds in the non-rated(r) credit quality segment detracted from performance. From a sector perspective, the fund’s overweight exposure to institutional REITS also weakened relative returns. Bond selection within the consumer cyclicals sector further held back the fund’s relative results.
On the positive side, favorable security selection within “A” rated(r) securities, notably within the institutional banking sector, and in “BBB” rated bonds, mainly within the consumer non-cyclicals and capital goods sectors, contributed to relative returns. The fund’s bond selection within the electric sector also supported relative performance.
3

Management Review - continued
Respectfully,
Portfolio Manager(s)
Alexander Mackey and John Mitchell
Note to Shareholders: Effective January 20, 2023, John Mitchell was added as a Portfolio Manager and Henry Peabody is no longer a Portfolio Manager of the fund.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
4

Performance Summary THROUGH 4/30/23
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment
5

Performance Summary  - continued
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr
A	5/08/74	0.20%	1.84%	2.02%
B	9/07/93	(0.48)%	1.07%	1.27%
C	1/03/94	(0.56)%	1.07%	1.26%
I	1/02/97	0.53%	2.09%	2.27%
R1	4/01/05	(0.48)%	1.09%	1.27%
R2	10/31/03	0.03%	1.58%	1.78%
R3	4/01/05	0.28%	1.85%	2.03%
R4	4/01/05	0.53%	2.09%	2.28%
R6	6/01/12	0.63%	2.19%	2.37%
Comparative benchmark(s)
Bloomberg U.S. Credit Index (f)	0.72%	1.88%	2.08%
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(4.06)%	0.95%	1.58%
B With CDSC (Declining over six years from 4% to 0%) (v)	(4.35)%	0.72%	1.27%
C With CDSC (1% for 12 months) (v)	(1.53)%	1.07%	1.26%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg U.S. Credit Index(a) – a market capitalization-weighted index that measures the performance of publicly issued, SEC-registered, U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented.
6

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
7

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2022 through April 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.77%	$1,000.00	$1,092.72	$4.00
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
B	Actual	1.52%	$1,000.00	$1,088.83	$7.87
	Hypothetical (h)	1.52%	$1,000.00	$1,017.26	$7.60
C	Actual	1.52%	$1,000.00	$1,088.01	$7.87
	Hypothetical (h)	1.52%	$1,000.00	$1,017.26	$7.60
I	Actual	0.52%	$1,000.00	$1,094.13	$2.70
	Hypothetical (h)	0.52%	$1,000.00	$1,022.22	$2.61
R1	Actual	1.52%	$1,000.00	$1,088.83	$7.87
	Hypothetical (h)	1.52%	$1,000.00	$1,017.26	$7.60
R2	Actual	1.02%	$1,000.00	$1,091.32	$5.29
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
R3	Actual	0.77%	$1,000.00	$1,092.66	$4.00
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
R4	Actual	0.52%	$1,000.00	$1,094.00	$2.70
	Hypothetical (h)	0.52%	$1,000.00	$1,022.22	$2.61
R6	Actual	0.42%	$1,000.00	$1,094.68	$2.18
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Portfolio of Investments
4/30/23
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.3%
Aerospace & Defense – 2.2%
Boeing Co., 2.196%, 2/04/2026	$8,727,000	$8,112,508
Boeing Co., 5.15%, 5/01/2030	15,937,000	16,059,645
Boeing Co., 5.805%, 5/01/2050	29,257,000	29,100,354
General Dynamics Corp., 3.625%, 4/01/2030	13,022,000	12,520,220
Raytheon Technologies Corp., 1.9%, 9/01/2031	8,393,000	6,874,013
Raytheon Technologies Corp., 2.375%, 3/15/2032	12,664,000	10,681,710
Raytheon Technologies Corp., 3.03%, 3/15/2052	12,664,000	9,084,567
		$92,433,017
Apparel Manufacturers – 0.3%
Tapestry, Inc., 4.125%, 7/15/2027	$2,710,000	$2,615,541
Tapestry, Inc., 3.05%, 3/15/2032	12,585,000	10,421,974
		$13,037,515
Asset-Backed & Securitized – 2.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.137%, 11/15/2054 (i)	$112,669,312	$6,118,394
ACREC 2021-FL1 Ltd., “A”, FLR, 6.109% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	18,928,000	18,630,736
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.648% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	4,841,000	4,723,869
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	5,214,167	5,210,603
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.625% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	297,770	385,565
BDS 2021-FL7 Ltd., “B”, FLR, 6.459% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	4,505,000	4,325,751
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.381%, 7/15/2054 (i)	199,699,644	14,310,457
JPMorgan Chase Commercial Mortgage Securities Corp., 5.777%, 7/15/2042 (n)	403,949	316,441
KREF 2018-FT1 Ltd., “A”, FLR, 6.018% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	8,257,000	7,974,767
KREF 2018-FT1 Ltd., “AS”, FLR, 6.248% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	9,074,500	8,530,339
MF1 2022-FL8 Ltd., “A”, FLR, 6.132% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	13,072,227	12,732,349
PFP III 2021-8 Ltd., “A”, FLR, 5.946% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	12,037,717	11,814,886
PFP III 2021-8 Ltd., “AS”, FLR, 6.196% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	17,557,000	16,564,626
10

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.02% (LIBOR - 1mo. + 1%), 4/25/2038 (n)	$8,002,419	$7,741,524
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	4,202,000	4,205,414
		$123,585,721
Broadcasting – 2.4%
Activision Blizzard, Inc., 2.5%, 9/15/2050	$14,610,000	$9,538,504
Discovery Communications LLC, 4%, 9/15/2055	8,715,000	5,727,721
Discovery, Inc., 4.125%, 5/15/2029	10,575,000	9,784,202
Discovery, Inc., 5.3%, 5/15/2049	9,152,000	7,482,803
Prosus N.V., 3.832%, 2/08/2051 (n)	20,220,000	12,738,770
Walt Disney Co., 3.5%, 5/13/2040	32,182,000	27,362,761
Walt Disney Co., 3.6%, 1/13/2051	9,908,000	8,015,403
Warnermedia Holdings, Inc., 4.279%, 3/15/2032	12,860,000	11,421,737
Warnermedia Holdings, Inc., 5.391%, 3/15/2062	12,184,000	9,782,747
		$101,854,648
Brokerage & Asset Managers – 1.2%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$25,919,000	$21,127,631
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	10,946,000	8,697,801
Intercontinental Exchange, Inc., 5.2%, 6/15/2062	8,600,000	8,758,662
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	8,676,000	8,194,395
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	7,145,000	6,341,188
		$53,119,677
Building – 0.5%
CEMEX S.A.B. de C.V., 9.125%, 3/14/2171 (n)	$7,071,000	$7,021,511
Vulcan Materials Co., 3.5%, 6/01/2030	2,579,000	2,366,996
Vulcan Materials Co., 4.5%, 6/15/2047	15,485,000	13,794,386
		$23,182,893
Business Services – 2.7%
Equifax, Inc., 3.1%, 5/15/2030	$6,833,000	$5,993,736
Equifax, Inc., 2.35%, 9/15/2031	20,940,000	16,921,463
Equinix, Inc., 2.625%, 11/18/2024	12,928,000	12,430,770
Equinix, Inc., 2.5%, 5/15/2031	22,738,000	18,783,353
Equinix, Inc., 3%, 7/15/2050	8,061,000	5,341,793
Fiserv, Inc., 2.25%, 6/01/2027	18,340,000	16,694,063
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	11,611,295
Verisk Analytics, Inc., 5.75%, 4/01/2033	8,415,000	8,871,012
Visa, Inc., 4.15%, 12/14/2035	12,578,000	12,381,560
Visa, Inc., 3.65%, 9/15/2047	9,718,000	8,510,868
		$117,539,913
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	$24,742,000	$20,250,328
Comcast Corp., 2.887%, 11/01/2051	18,516,000	12,653,649
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	20,836,000	16,712,508
Time Warner Cable, Inc., 4.5%, 9/15/2042	5,172,000	3,939,269
		$53,555,754
Chemicals – 0.7%
Nutrien Ltd., 4.9%, 3/27/2028	$8,165,000	$8,198,487
RPM International, Inc., 4.55%, 3/01/2029	3,753,000	3,620,845
RPM International, Inc., 4.25%, 1/15/2048	1,900,000	1,473,880
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)(w)	16,673,000	16,723,519
		$30,016,731
Computer Software – 1.4%
Cisco Systems, Inc., 5.5%, 1/15/2040	$7,722,000	$8,389,379
Microsoft Corp., 3.45%, 8/08/2036	9,522,000	8,845,207
Microsoft Corp., 2.525%, 6/01/2050	15,025,000	10,660,277
Oracle Corp., 4.9%, 2/06/2033	9,983,000	9,835,427
Oracle Corp., 5.55%, 2/06/2053	10,933,000	10,503,726
VeriSign, Inc., 4.75%, 7/15/2027	10,277,000	10,107,354
		$58,341,370
Computer Software - Systems – 0.9%
Apple, Inc., 2.05%, 9/11/2026 (f)	$16,887,000	$15,846,155
Apple, Inc., 1.7%, 8/05/2031	4,970,000	4,157,286
Apple, Inc., 3.85%, 8/04/2046	8,346,000	7,468,841
Apple, Inc., 2.7%, 8/05/2051	14,930,000	10,562,870
		$38,035,152
Conglomerates – 2.1%
nVent Finance S.à r.l., 5.65%, 5/15/2033 (w)	$12,831,000	$12,957,017
Otis Worldwide Corp., 2.565%, 2/15/2030	12,283,000	10,812,021
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	10,547,000	10,647,153
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	9,040,000	9,210,056
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	13,183,000	13,443,831
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,348,324
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	28,747,000	28,536,413
		$90,954,815
Consumer Products – 1.3%
Hasbro, Inc., 3.9%, 11/19/2029	$11,465,000	$10,532,144
Kenvue, Inc., 5.1%, 3/22/2043 (n)	10,021,000	10,384,997
Kenvue, Inc., 5.05%, 3/22/2053 (n)	9,133,000	9,481,161
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Mattel, Inc., 3.75%, 4/01/2029 (n)	$27,311,000	$24,649,629
		$55,047,931
Consumer Services – 0.5%
Booking Holdings, Inc., 3.6%, 6/01/2026	$18,768,000	$18,348,141
Booking Holdings, Inc., 3.55%, 3/15/2028	2,201,000	2,123,658
		$20,471,799
Containers – 0.2%
Berry Global, Inc., 5.5%, 4/15/2028 (n)	$9,092,000	$9,097,297
Electrical Equipment – 1.0%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$11,461,000	$10,792,445
Ciena Corp., 4%, 1/31/2030 (n)	19,199,000	16,864,738
CommScope, Inc., 4.75%, 9/01/2029 (n)	17,648,000	14,251,575
		$41,908,758
Electronics – 1.1%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$10,333,000	$8,536,782
Lam Research Corp., 1.9%, 6/15/2030	3,948,000	3,346,218
Lam Research Corp., 4.875%, 3/15/2049	7,369,000	7,259,573
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	2,774,000	2,019,506
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	15,080,000	10,723,307
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	17,678,000	16,102,448
		$47,987,834
Emerging Market Quasi-Sovereign – 0.7%
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)	$10,648,000	$10,537,167
Qatar Petroleum, 3.125%, 7/12/2041 (n)	22,244,000	17,489,345
		$28,026,512
Emerging Market Sovereign – 0.5%
United Mexican States, 6.338%, 5/04/2053	$21,874,000	$22,553,332
Energy - Independent – 0.9%
EQT Corp., 3.625%, 5/15/2031 (n)	$11,873,000	$10,327,017
Hess Corp., 5.8%, 4/01/2047	13,418,000	13,284,101
Pioneer Natural Resources Co., 5.1%, 3/29/2026	13,002,000	13,131,074
		$36,742,192
Energy - Integrated – 1.2%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$6,943,000	$5,829,508
BP Capital Markets America, Inc., 4.812%, 2/13/2033	11,101,000	11,293,337
BP Capital Markets America, Inc., 3.001%, 3/17/2052	5,851,000	4,154,272
Eni S.p.A., 4.75%, 9/12/2028 (n)	14,052,000	13,976,712
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – continued
Eni S.p.A., 4.25%, 5/09/2029 (n)	$18,279,000	$17,607,627
		$52,861,456
Entertainment – 0.5%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$26,029,000	$23,298,240
Financial Institutions – 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$24,891,000	$23,160,564
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	7,581,000	6,209,391
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	6,037,000	4,534,128
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	757,000	742,988
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	10,946,011
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	13,674,000	12,210,824
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	19,902,000	16,749,367
		$74,553,273
Food & Beverages – 3.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$8,822,000	$8,517,169
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	14,592,047
Constellation Brands, Inc., 2.25%, 8/01/2031	21,758,000	18,061,877
Constellation Brands, Inc., 4.75%, 5/09/2032	13,091,000	13,048,148
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	4,731,999
Diageo Capital PLC, 2.375%, 10/24/2029	11,730,000	10,419,004
Diageo Capital PLC, 2%, 4/29/2030	11,475,000	9,892,052
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	8,667,000	8,274,818
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	10,699,000	8,909,793
Kraft Heinz Foods Co., 4.875%, 10/01/2049	12,944,000	12,006,346
Kraft Heinz Foods Co., 5.5%, 6/01/2050	12,522,000	12,644,647
Mars, Inc., 4.55%, 4/20/2028 (n)	21,743,000	21,945,483
SYSCO Corp., 2.4%, 2/15/2030	4,205,000	3,664,338
SYSCO Corp., 2.45%, 12/14/2031	8,332,000	6,992,835
SYSCO Corp., 4.45%, 3/15/2048	9,063,000	7,901,217
		$161,601,773
Gaming & Lodging – 2.0%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	$19,023,000	$16,234,418
Marriott International, Inc., 4%, 4/15/2028	31,912,000	30,876,644
Marriott International, Inc., 2.85%, 4/15/2031	17,655,000	15,053,437
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	4,173,000	3,976,420
VICI Properties LP, REIT, 4.75%, 2/15/2028	19,861,000	19,153,750
		$85,294,669
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – 1.0%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$16,695,000	$14,689,150
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	2,707,000	2,235,991
Equitable Holdings, Inc., 5.594%, 1/11/2033	23,973,000	23,831,288
		$40,756,429
Insurance - Health – 1.7%
Centene Corp., 2.625%, 8/01/2031	$15,819,000	$12,953,546
Humana, Inc., 4.95%, 10/01/2044	13,471,000	12,632,924
Humana, Inc., 5.5%, 3/15/2053	8,128,000	8,290,231
UnitedHealth Group, Inc., 5.3%, 2/15/2030	11,253,000	11,878,396
UnitedHealth Group, Inc., 4.625%, 7/15/2035	12,467,000	12,583,206
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	5,930,456
UnitedHealth Group, Inc., 5.875%, 2/15/2053	9,297,000	10,499,399
		$74,768,158
Insurance - Property & Casualty – 2.0%
American International Group, Inc., 5.125%, 3/27/2033	$16,177,000	$16,253,081
Aon Corp., 3.75%, 5/02/2029	25,796,000	24,727,359
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	13,364,000	10,862,822
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	3,253,000	2,749,508
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	6,332,000	5,385,647
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	25,462,000	25,204,840
		$85,183,257
International Market Quasi-Sovereign – 0.4%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$19,995,000	$16,245,187
International Market Sovereign – 0.5%
Government of Bermuda, 5%, 7/15/2032 (n)	$21,773,000	$21,824,599
Machinery & Tools – 1.1%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$1,778,000	$1,700,803
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	13,785,000	13,704,907
CNH Industrial Capital LLC, 5.45%, 10/14/2025	17,462,000	17,652,931
CNH Industrial N.V., 3.85%, 11/15/2027	14,189,000	13,632,907
		$46,691,548
Major Banks – 16.2%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$3,516,000	$2,746,586
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	25,565,000	24,817,307
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	6,090,000	5,141,215
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 2.482% to 9/21/2031, FLR (CMT - 5yr. + 1.2%) to 9/21/2036	$15,640,000	$11,950,312
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR - 1 day + 1.93%) to 6/19/2041	8,932,000	6,336,958
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	8,072,000	6,215,224
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	6,126,000	6,411,325
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	7,563,000	8,093,150
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	29,866,000	23,923,005
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	10,878,625
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	18,459,000	13,013,964
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	26,499,000	23,747,955
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	13,666,000	12,785,206
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	18,400,000	15,884,618
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	12,528,000	10,779,932
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	25,595,000	20,637,399
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	7,186,000	5,879,187
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	13,000,000	12,478,429
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	17,936,114
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	26,194,000	21,802,305
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	18,149,000	14,801,046
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	24,317,000	24,444,443
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	8,042,000	7,147,678
Mitsubishi UFJ Financial Group, Inc., 5.422% to 2/22/2028, FLR (CMT - 1yr. + 1.38%) to 2/22/2029	4,014,000	4,076,640
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	17,909,000	14,605,453
Mizuho Financial Group, 5.754%, 5/27/2034	21,699,000	22,357,972
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	$6,246,000	$5,586,138
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	3,224,000	3,114,906
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	11,737,000	10,129,612
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	39,449,000	36,082,668
Morgan Stanley, 2.484% to 9/16/2031, FLR (SOFR - 1 day + 1.36%) to 9/16/2036	16,749,000	12,873,466
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	20,204,000	16,478,252
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	9,245,000	9,352,442
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	2,405,000	2,499,525
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	39,033,000	34,761,424
Royal Bank of Canada, 2.3%, 11/03/2031	21,758,000	17,975,607
Royal Bank of Canada, 5%, 2/01/2033	15,695,000	15,801,688
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	29,330,000	23,137,626
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	19,569,000	19,910,163
Toronto-Dominion Bank, 4.108%, 6/08/2027	14,123,000	13,743,904
Toronto-Dominion Bank, 4.693%, 9/15/2027	15,916,000	15,836,833
Toronto-Dominion Bank, 2%, 9/10/2031	27,487,000	22,272,312
Toronto-Dominion Bank, 4.456%, 6/08/2032	4,816,000	4,645,989
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	9,856,000	8,453,701
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	11,560,000	8,245,816
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	24,966,000	17,220,385
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	13,700,000	12,466,015
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	4,551,000	4,026,395
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	9,887,000	9,640,991
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	23,804,000	20,777,546
		$693,925,452
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 2.7%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$24,516,000	$21,361,483
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	4,611,000	4,746,707
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	6,904,000	5,480,512
Becton, Dickinson and Co., 2.823%, 5/20/2030	5,566,000	4,949,182
Becton, Dickinson and Co., 4.298%, 8/22/2032	3,494,000	3,391,660
Becton, Dickinson and Co., 4.685%, 12/15/2044	6,838,000	6,395,408
Becton, Dickinson and Co., 4.669%, 6/06/2047	17,690,000	16,506,011
CVS Health Corp., 5%, 2/20/2026	11,878,000	12,017,511
CVS Health Corp., 5.625%, 2/21/2053	10,899,000	10,950,904
HCA, Inc., 5.875%, 2/01/2029	17,391,000	17,929,204
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	8,016,000	6,709,712
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	7,023,000	5,384,657
		$115,822,951
Medical Equipment – 0.5%
Boston Scientific Corp., 2.65%, 6/01/2030	$4,945,000	$4,374,057
Danaher Corp., 2.6%, 10/01/2050	22,327,000	15,154,217
		$19,528,274
Metals & Mining – 2.3%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$9,737,236
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	22,275,000	18,672,203
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	13,073,000	11,071,559
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	8,988,000	7,412,404
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	8,592,000	8,341,539
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	13,900,000	12,073,939
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,132,000	14,469,713
Novelis Corp., 4.75%, 1/30/2030 (n)	17,674,000	15,992,736
		$97,771,329
Midstream – 4.5%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$10,673,000	$9,988,072
Enbridge, Inc., 5.969%, 3/08/2026	8,316,000	8,348,184
Enbridge, Inc., 5.7%, 3/08/2033	11,666,000	12,115,029
Enbridge, Inc., 3.4%, 8/01/2051	15,739,000	11,114,360
Energy Transfer LP, 4%, 10/01/2027	8,335,000	8,009,671
Energy Transfer LP, 3.75%, 5/15/2030	8,604,000	7,910,432
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	14,243,000	11,999,728
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	16,502,000	14,023,999
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	27,427,230	25,605,278
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	12,375,932	10,720,838
Plains All American Pipeline, 4.9%, 2/15/2045	8,649,000	7,022,247
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	$8,441,000	$8,355,204
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	12,959,000	11,703,120
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	13,032,828
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,013,000	4,854,123
Targa Resources Corp., 4.2%, 2/01/2033	11,478,000	10,427,959
Targa Resources Corp., 4.95%, 4/15/2052	20,184,000	16,727,012
		$191,958,084
Municipals – 0.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$9,830,000	$8,274,950
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	8,380,000	7,768,366
		$16,043,316
Natural Gas - Distribution – 0.1%
NiSource, Inc., 5.65%, 2/01/2045	$3,597,000	$3,745,469
Natural Gas - Pipeline – 0.4%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$4,983,398
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	12,850,000	12,297,361
		$17,280,759
Network & Telecom – 0.3%
AT&T, Inc., 2.75%, 6/01/2031	$14,467,000	$12,475,391
Oils – 0.2%
Puma International Financing S.A., 5%, 1/24/2026	$11,425,000	$10,263,921
Other Banks & Diversified Financials – 0.7%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033	$12,455,000	$12,312,824
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	5,900,000	5,596,662
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	11,682,000	9,955,985
		$27,865,471
Pharmaceuticals – 0.8%
Amgen, Inc., 5.15%, 3/02/2028	$6,120,000	$6,263,896
Amgen, Inc., 5.25%, 3/02/2030	9,368,000	9,621,362
AstraZeneca PLC, 1.375%, 8/06/2030	8,756,000	7,196,276
Merck & Co., Inc., 2.75%, 12/10/2051	7,976,000	5,652,019
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Pfizer, Inc., 2.55%, 5/28/2040	$7,976,000	$6,036,354
		$34,769,907
Pollution Control – 0.8%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$4,641,000	$4,218,001
Waste Connections, Inc., 4.2%, 1/15/2033	10,968,000	10,537,008
Waste Management, Inc., 4.625%, 2/15/2033	17,414,000	17,631,458
		$32,386,467
Precious Metals & Minerals – 0.5%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$20,574,000	$20,507,295
Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 3.1%, 12/02/2051	$17,537,000	$12,566,397
Real Estate - Apartment – 0.3%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031	$17,332,000	$13,918,805
Real Estate - Office – 0.8%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$18,241,000	$14,093,266
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	27,392,000	20,811,761
		$34,905,027
Real Estate - Other – 0.9%
EPR Properties, REIT, 3.6%, 11/15/2031	$12,888,000	$10,024,874
Lexington Realty Trust Co., 2.375%, 10/01/2031	21,349,000	16,508,642
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	15,439,000	12,406,198
		$38,939,714
Real Estate - Retail – 0.9%
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	$13,213,000	$10,391,810
Spirit Realty, LP, REIT, 4.45%, 9/15/2026	6,660,000	6,453,278
Spirit Realty, LP, REIT, 3.2%, 2/15/2031	10,444,000	8,744,962
STORE Capital Corp., REIT, 2.7%, 12/01/2031	20,734,000	14,919,845
		$40,509,895
Retailers – 1.5%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$18,119,000	$13,462,985
Amazon.com, Inc., 3.6%, 4/13/2032	15,019,000	14,280,207
AutoZone, Inc., 4.75%, 8/01/2032	10,050,000	9,999,372
Home Depot, Inc., 3.3%, 4/15/2040	19,715,000	16,432,487
Nordstrom, Inc., 4.25%, 8/01/2031	13,949,000	10,358,527
		$64,533,578
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.5%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$3,923,000	$3,525,082
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	3,953,000	3,367,464
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	7,802,000	6,342,121
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)	12,028,000	8,585,068
		$21,819,735
Specialty Stores – 0.4%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$10,188,000	$8,447,213
DICK'S Sporting Goods, 4.1%, 1/15/2052	12,040,000	8,443,263
		$16,890,476
Telecommunications - Wireless – 3.7%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$24,203,000	$18,006,875
Crown Castle International Corp., REIT, 4%, 3/01/2027	9,286,000	9,054,441
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	10,709,000	10,601,613
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	8,862,000	8,467,165
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	15,857,000	12,274,989
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	11,639,000	10,480,183
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	12,354,000	10,478,306
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	13,360,000	10,954,816
T-Mobile USA, Inc., 2.05%, 2/15/2028	18,236,000	16,188,963
T-Mobile USA, Inc., 3%, 2/15/2041	30,674,000	22,803,105
Vodafone Group PLC, 5.625%, 2/10/2053	12,681,000	12,518,668
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	21,182,000	17,136,238
		$158,965,362
Tobacco – 0.5%
Philip Morris International, Inc., 5.625%, 11/17/2029	$5,491,000	$5,735,313
Philip Morris International, Inc., 5.125%, 2/15/2030	13,994,000	14,139,716
		$19,875,029
U.S. Treasury Obligations – 5.7%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$130,663,000	$105,454,228
U.S. Treasury Bonds, 2.875%, 5/15/2052	39,785,600	34,044,662
U.S. Treasury Notes, 4.25%, 12/31/2024	83,453,000	83,413,881
U.S. Treasury Notes, 2.625%, 4/15/2025	21,520,000	20,928,200
		$243,840,971
Utilities - Electric Power – 8.8%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$5,252,000	$5,532,418
American Electric Power Co., Inc., 5.625%, 3/01/2033	16,009,000	16,770,607
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	5,287,000	4,470,211
CenterPoint Energy, Inc., 2.65%, 6/01/2031	17,210,000	14,677,663
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	$25,541,000	$22,466,149
Duke Energy Corp., 3.3%, 6/15/2041	5,456,000	4,171,366
Duke Energy Corp., 3.75%, 9/01/2046	21,247,000	16,685,447
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	16,585,000	16,299,712
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	7,340,000	5,828,268
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	9,393,000	10,981,037
Evergy, Inc., 2.9%, 9/15/2029	28,950,000	26,052,357
FirstEnergy Corp., 4.15%, 7/15/2027	14,231,000	13,839,647
FirstEnergy Corp., 2.65%, 3/01/2030	13,738,000	11,866,060
FirstEnergy Corp., 3.4%, 3/01/2050	29,978,000	21,004,685
Florida Power & Light Co., 2.85%, 4/01/2025	8,281,000	8,036,242
Florida Power & Light Co., 2.45%, 2/03/2032	16,909,000	14,511,226
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	7,207,224
Georgia Power Co., 5.125%, 5/15/2052	13,035,000	12,901,706
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	26,559,000	22,529,903
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	8,156,000	8,291,604
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	2,720,000	2,258,433
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	11,779,000	9,772,855
Pacific Gas & Electric Co., 5.45%, 6/15/2027	9,661,000	9,594,922
Pacific Gas & Electric Co., 2.5%, 2/01/2031	27,538,000	22,314,939
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	7,048,403
Southern California Edison Co., 3.65%, 2/01/2050	4,289,000	3,336,923
Southern Co., 3.7%, 4/30/2030	23,946,000	22,425,195
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	10,381,472
WEC Energy Group, Inc., 4.75%, 1/09/2026	23,734,000	23,807,606
Xcel Energy, Inc., 4.6%, 6/01/2032	3,557,000	3,494,240
		$378,558,520
Total Bonds (Identified Cost, $4,528,865,898)		$4,080,239,045
Investment Companies (h) – 4.2%
Money Market Funds – 4.2%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $181,033,524)	181,035,306	$181,071,513

Other Assets, Less Liabilities – 0.5%		22,673,679
Net Assets – 100.0%		$4,283,984,237

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $181,071,513 and $4,080,239,045, respectively.
22

Portfolio of Investments – continued
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,163,598,622, representing 27.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 4/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,923	$396,453,491	June – 2023	$3,499,395
U.S. Treasury Ultra Bond	Long	USD	848	119,912,500	June – 2023	5,115,849
						$8,615,244
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	1,434	$157,370,298	June – 2023	$(1,406,083)
U.S. Treasury Ultra Note 10 yr	Short	USD	2,603	316,142,484	June – 2023	(9,900,801)
						$(11,306,884)
At April 30, 2023, the fund had liquid securities with an aggregate value of $9,035,468 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
23

Financial Statements
Statement of Assets and Liabilities
At 4/30/23
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $4,528,865,898)	$4,080,239,045
Investments in affiliated issuers, at value (identified cost, $181,033,524)	181,071,513
Cash	6,503,446
Receivables for
Investments sold	16,987,054
Fund shares sold	9,304,956
Interest and dividends	39,002,961
Other assets	8,805
Total assets	$4,333,117,780
Liabilities
Payables for
Distributions	$753,137
Net daily variation margin on open futures contracts	521,340
Investments purchased	10,700,593
When-issued investments purchased	29,467,688
Fund shares reacquired	6,260,862
Payable to affiliates
Investment adviser	172,887
Administrative services fee	6,778
Shareholder servicing costs	908,647
Distribution and service fees	54,123
Payable for independent Trustees' compensation	815
Accrued expenses and other liabilities	286,673
Total liabilities	$49,133,543
Net assets	$4,283,984,237
Net assets consist of
Paid-in capital	$5,102,136,042
Total distributable earnings (loss)	(818,151,805)
Net assets	$4,283,984,237
Shares of beneficial interest outstanding	348,440,133
24

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,726,630,211	140,336,252	$12.30
Class B	3,585,083	291,950	12.28
Class C	42,439,667	3,460,359	12.26
Class I	934,582,269	76,052,123	12.29
Class R1	3,629,247	295,653	12.28
Class R2	17,270,577	1,403,321	12.31
Class R3	24,627,261	2,000,604	12.31
Class R4	53,300,668	4,330,677	12.31
Class R6	1,477,919,254	120,269,194	12.29

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.85 [100 / 95.75 x $12.30]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
25

Financial Statements
Statement of Operations
Year ended 4/30/23
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$167,367,429
Dividends from affiliated issuers	5,125,929
Other	4,113,070
Total investment income	$176,606,428
Expenses
Management fee	$16,396,466
Distribution and service fees	5,185,538
Shareholder servicing costs	3,219,660
Administrative services fee	660,428
Independent Trustees' compensation	72,386
Custodian fee	193,322
Shareholder communications	335,421
Audit and tax fees	81,808
Legal fees	19,682
Miscellaneous	300,894
Total expenses	$26,465,605
Fees paid indirectly	(8,996)
Reduction of expenses by investment adviser and distributor	(584,163)
Net expenses	$25,872,446
Net investment income (loss)	$150,733,982
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(365,213,048)
Affiliated issuers	(6,667)
Written options	1,115,580
Futures contracts	36,840,211
Forward foreign currency exchange contracts	212,301
Foreign currency	(25,995)
Net realized gain (loss)	$(327,077,618)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$206,521,763
Affiliated issuers	35,970
Futures contracts	(32,904,960)
Net unrealized gain (loss)	$173,652,773
Net realized and unrealized gain (loss)	$(153,424,845)
Change in net assets from operations	$(2,690,863)
See Notes to Financial Statements
26

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/23	4/30/22
Change in net assets
From operations
Net investment income (loss)	$150,733,982	$150,649,479
Net realized gain (loss)	(327,077,618)	109,200,748
Net unrealized gain (loss)	173,652,773	(875,412,250)
Change in net assets from operations	$(2,690,863)	$(615,562,023)
Total distributions to shareholders	$(155,256,971)	$(339,039,916)
Change in net assets from fund share transactions	$(456,065,226)	$(278,898,348)
Total change in net assets	$(614,013,060)	$(1,233,500,287)
Net assets
At beginning of period	4,897,997,297	6,131,497,584
At end of period	$4,283,984,237	$4,897,997,297
See Notes to Financial Statements
27

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.71	$15.09	$14.88	$13.93	$13.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.35	$0.37	$0.42	$0.43
Net realized and unrealized gain (loss)	(0.40)	(1.92)	0.37	0.96	0.41
Total from investment operations	$0.01	$(1.57)	$0.74	$1.38	$0.84
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.36)	$(0.39)	$(0.43)	$(0.43)
From net realized gain	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.42)	$(0.81)	$(0.53)	$(0.43)	$(0.43)
Net asset value, end of period (x)	$12.30	$12.71	$15.09	$14.88	$13.93
Total return (%) (r)(s)(t)(x)	0.20	(11.00)	4.94	10.00	6.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.76	0.77	0.79	0.79
Expenses after expense reductions (f)	0.77	0.75	0.75	0.77	0.78
Net investment income (loss)	3.36	2.38	2.42	2.91	3.16
Portfolio turnover	46	54	37	36	38
Net assets at end of period (000 omitted)	$1,726,630	$1,932,006	$2,328,936	$1,996,170	$1,654,534
See Notes to Financial Statements
28

Financial Highlights – continued
Class B	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.68	$15.06	$14.85	$13.90	$13.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.24	$0.26	$0.32	$0.32
Net realized and unrealized gain (loss)	(0.39)	(1.92)	0.36	0.95	0.41
Total from investment operations	$(0.07)	$(1.68)	$0.62	$1.27	$0.73
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.25)	$(0.27)	$(0.32)	$(0.33)
From net realized gain	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.33)	$(0.70)	$(0.41)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$12.28	$12.68	$15.06	$14.85	$13.90
Total return (%) (r)(s)(t)(x)	(0.48)	(11.70)	4.17	9.20	5.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.51	1.52	1.54	1.54
Expenses after expense reductions (f)	1.52	1.50	1.50	1.53	1.53
Net investment income (loss)	2.60	1.62	1.70	2.18	2.41
Portfolio turnover	46	54	37	36	38
Net assets at end of period (000 omitted)	$3,585	$6,283	$10,838	$21,384	$33,983
See Notes to Financial Statements
29

Financial Highlights – continued
Class C	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.67	$15.04	$14.84	$13.89	$13.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.24	$0.26	$0.31	$0.32
Net realized and unrealized gain (loss)	(0.40)	(1.91)	0.35	0.96	0.42
Total from investment operations	$(0.08)	$(1.67)	$0.61	$1.27	$0.74
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.25)	$(0.27)	$(0.32)	$(0.33)
From net realized gain	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.33)	$(0.70)	$(0.41)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$12.26	$12.67	$15.04	$14.84	$13.89
Total return (%) (r)(s)(t)(x)	(0.56)	(11.65)	4.10	9.21	5.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.51	1.51	1.54	1.54
Expenses after expense reductions (f)	1.52	1.50	1.50	1.53	1.53
Net investment income (loss)	2.60	1.62	1.68	2.16	2.41
Portfolio turnover	46	54	37	36	38
Net assets at end of period (000 omitted)	$42,440	$61,283	$98,956	$143,988	$143,872
See Notes to Financial Statements
30

Financial Highlights – continued
Class I	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.69	$15.07	$14.87	$13.92	$13.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.39	$0.41	$0.46	$0.46
Net realized and unrealized gain (loss)	(0.39)	(1.92)	0.36	0.96	0.42
Total from investment operations	$0.05	$(1.53)	$0.77	$1.42	$0.88
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.40)	$(0.43)	$(0.47)	$(0.47)
From net realized gain	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.45)	$(0.85)	$(0.57)	$(0.47)	$(0.47)
Net asset value, end of period (x)	$12.29	$12.69	$15.07	$14.87	$13.92
Total return (%) (r)(s)(t)(x)	0.53	(10.79)	5.14	10.28	6.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.51	0.52	0.53	0.54
Expenses after expense reductions (f)	0.52	0.50	0.50	0.52	0.53
Net investment income (loss)	3.60	2.62	2.66	3.15	3.40
Portfolio turnover	46	54	37	36	38
Net assets at end of period (000 omitted)	$934,582	$1,062,759	$1,573,250	$1,306,407	$1,021,313
See Notes to Financial Statements
31

Financial Highlights – continued
Class R1	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.68	$15.05	$14.85	$13.90	$13.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.24	$0.26	$0.31	$0.32
Net realized and unrealized gain (loss)	(0.39)	(1.91)	0.35	0.96	0.42
Total from investment operations	$(0.07)	$(1.67)	$0.61	$1.27	$0.74
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.25)	$(0.27)	$(0.32)	$(0.33)
From net realized gain	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.33)	$(0.70)	$(0.41)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$12.28	$12.68	$15.05	$14.85	$13.90
Total return (%) (r)(s)(t)(x)	(0.48)	(11.64)	4.10	9.20	5.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.51	1.51	1.54	1.54
Expenses after expense reductions (f)	1.52	1.50	1.50	1.53	1.53
Net investment income (loss)	2.61	1.62	1.68	2.16	2.41
Portfolio turnover	46	54	37	36	38
Net assets at end of period (000 omitted)	$3,629	$3,922	$5,391	$5,970	$6,187
See Notes to Financial Statements
32

Financial Highlights – continued
Class R2	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.71	$15.09	$14.88	$13.93	$13.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.31	$0.34	$0.39	$0.39
Net realized and unrealized gain (loss)	(0.39)	(1.91)	0.36	0.95	0.41
Total from investment operations	$(0.01)	$(1.60)	$0.70	$1.34	$0.80
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.33)	$(0.35)	$(0.39)	$(0.40)
From net realized gain	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.39)	$(0.78)	$(0.49)	$(0.39)	$(0.40)
Net asset value, end of period (x)	$12.31	$12.71	$15.09	$14.88	$13.93
Total return (%) (r)(s)(t)(x)	0.03	(11.23)	4.68	9.73	6.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.01	1.02	1.04	1.04
Expenses after expense reductions (f)	1.02	1.00	1.00	1.03	1.03
Net investment income (loss)	3.11	2.12	2.18	2.67	2.91
Portfolio turnover	46	54	37	36	38
Net assets at end of period (000 omitted)	$17,271	$19,328	$28,348	$31,346	$38,593
See Notes to Financial Statements
33

Financial Highlights – continued
Class R3	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.71	$15.09	$14.88	$13.93	$13.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.35	$0.37	$0.42	$0.43
Net realized and unrealized gain (loss)	(0.37)	(1.92)	0.37	0.96	0.41
Total from investment operations	$0.02	$(1.57)	$0.74	$1.38	$0.84
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.36)	$(0.39)	$(0.43)	$(0.43)
From net realized gain	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.42)	$(0.81)	$(0.53)	$(0.43)	$(0.43)
Net asset value, end of period (x)	$12.31	$12.71	$15.09	$14.88	$13.93
Total return (%) (r)(s)(t)(x)	0.28	(11.00)	4.94	10.00	6.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.76	0.77	0.79	0.79
Expenses after expense reductions (f)	0.76	0.75	0.75	0.78	0.78
Net investment income (loss)	3.17	2.38	2.43	2.91	3.16
Portfolio turnover	46	54	37	36	38
Net assets at end of period (000 omitted)	$24,627	$136,630	$162,465	$165,319	$163,142
See Notes to Financial Statements
34

Financial Highlights – continued
Class R4	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.71	$15.09	$14.89	$13.93	$13.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.39	$0.41	$0.46	$0.46
Net realized and unrealized gain (loss)	(0.39)	(1.92)	0.36	0.97	0.41
Total from investment operations	$0.05	$(1.53)	$0.77	$1.43	$0.87
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.40)	$(0.43)	$(0.47)	$(0.47)
From net realized gain	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.45)	$(0.85)	$(0.57)	$(0.47)	$(0.47)
Net asset value, end of period (x)	$12.31	$12.71	$15.09	$14.89	$13.93
Total return (%) (r)(s)(t)(x)	0.53	(10.78)	5.13	10.35	6.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.51	0.52	0.53	0.54
Expenses after expense reductions (f)	0.52	0.50	0.50	0.52	0.53
Net investment income (loss)	3.61	2.63	2.67	3.17	3.41
Portfolio turnover	46	54	37	36	38
Net assets at end of period (000 omitted)	$53,301	$61,624	$73,890	$63,775	$75,519
See Notes to Financial Statements
35

Financial Highlights – continued
Class R6	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$12.69	$15.07	$14.87	$13.92	$13.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.40	$0.42	$0.47	$0.47
Net realized and unrealized gain (loss)	(0.39)	(1.92)	0.36	0.96	0.42
Total from investment operations	$0.06	$(1.52)	$0.78	$1.43	$0.89
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.41)	$(0.44)	$(0.48)	$(0.48)
From net realized gain	(0.01)	(0.45)	(0.14)	—	—
Total distributions declared to shareholders	$(0.46)	$(0.86)	$(0.58)	$(0.48)	$(0.48)
Net asset value, end of period (x)	$12.29	$12.69	$15.07	$14.87	$13.92
Total return (%) (r)(s)(t)(x)	0.63	(10.70)	5.23	10.38	6.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43	0.41	0.42	0.44	0.44
Expenses after expense reductions (f)	0.42	0.40	0.41	0.43	0.43
Net investment income (loss)	3.71	2.73	2.76	3.25	3.51
Portfolio turnover	46	54	37	36	38
Net assets at end of period (000 omitted)	$1,477,919	$1,614,162	$1,849,423	$1,268,071	$1,034,161

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
36

Notes to Financial Statements
(1) Business and Organization
MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
37

Notes to Financial Statements  - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
38

Notes to Financial Statements  - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$243,840,971	$—	$243,840,971
Non - U.S. Sovereign Debt	—	88,649,630	—	88,649,630
Municipal Bonds	—	16,043,316	—	16,043,316
U.S. Corporate Bonds	—	2,480,081,190	—	2,480,081,190
Commercial Mortgage-Backed Securities	—	67,755,540	—	67,755,540
Asset-Backed Securities (including CDOs)	—	55,830,181	—	55,830,181
Foreign Bonds	—	1,128,038,217	—	1,128,038,217
Mutual Funds	181,071,513	—	—	181,071,513
Total	$181,071,513	$4,080,239,045	$—	$4,261,310,558
Other Financial Instruments
Futures Contracts – Assets	$8,615,244	$—	$—	$8,615,244
Futures Contracts – Liabilities	(11,306,884)	—	—	(11,306,884)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
39

Notes to Financial Statements  - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$8,615,244	$(11,306,884)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$36,840,211	$—	$—	$—
Foreign Exchange	—	212,301	—	—
Credit	—	—	(4,248,316)	1,115,580
Total	$36,840,211	$212,301	$(4,248,316)	$1,115,580
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(32,904,960)
40

Notes to Financial Statements  - continued
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
41

Notes to Financial Statements  - continued
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
42

Notes to Financial Statements  - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted
43

Notes to Financial Statements  - continued
accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
44

Notes to Financial Statements  - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/23	Year ended 4/30/22
Ordinary income (including any short-term capital gains)	$151,559,260	$166,620,827
Long-term capital gains	3,697,711	172,419,089
Total distributions	$155,256,971	$339,039,916
45

Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	$4,713,511,016
Gross appreciation	23,056,154
Gross depreciation	(477,948,252)
Net unrealized appreciation (depreciation)	$(454,892,098)
Undistributed ordinary income	17,103,394
Capital loss carryforwards	(366,329,943)
Other temporary differences	(14,033,158)
Total distributable earnings (loss)	$(818,151,805)
As of April 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(94,627,183)
Long-Term	(271,702,760)
Total	$(366,329,943)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/23	Year ended 4/30/22
Class A	$60,380,248	$126,385,238
Class B	131,185	416,740
Class C	1,342,438	3,950,172
Class I	32,831,247	82,541,639
Class R1	99,900	235,645
Class R2	579,141	1,278,079
Class R3	1,954,549	8,681,121
Class R4	2,113,438	4,117,594
Class R6	55,824,825	111,433,688
Total	$155,256,971	$339,039,916
46

Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.1 billion	0.39%
In excess of $1.1 billion and up to $5 billion	0.38%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2024. For the year ended April 30, 2023, this management fee reduction amounted to $582,156, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2023 was equivalent to an annual effective rate of 0.37% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $43,179 for the year ended April 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
47

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 4,358,943
Class B	0.75%	0.25%	1.00%	1.00%	48,952
Class C	0.75%	0.25%	1.00%	1.00%	499,015
Class R1	0.75%	0.25%	1.00%	1.00%	36,728
Class R2	0.25%	0.25%	0.50%	0.50%	90,022
Class R3	—	0.25%	0.25%	0.25%	151,878
Total Distribution and Service Fees					$5,185,538
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended April 30, 2023, this rebate amounted to $1,923, $2, $67, and $15 for Class A, Class B, Class R2, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2023, were as follows:
Amount
Class A	$52,929
Class B	1,996
Class C	4,481
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2023, the fee was $308,613, which equated to 0.0072% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,911,047.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these
48

Notes to Financial Statements  - continued
services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended April 30, 2023 was equivalent to an annual effective rate of 0.0154% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,098 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the year ended April 30, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $805 at April 30, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 16 shares of Class R6 for an aggregate amount of $203.
(4) Portfolio Securities
For the year ended April 30, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$446,280,932	$289,827,055
Non-U.S. Government securities	1,448,347,893	2,110,989,409
49

Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	16,208,708	$197,407,131	19,450,238	$288,203,776
Class B	7,907	97,981	30,153	444,887
Class C	462,373	5,584,472	399,801	5,972,613
Class I	38,660,748	470,877,618	27,868,802	407,922,300
Class R1	49,503	599,021	51,535	748,990
Class R2	217,585	2,636,973	546,591	7,810,031
Class R3	770,202	9,482,748	2,543,818	36,620,537
Class R4	789,531	9,584,971	544,576	7,943,614
Class R6	24,567,367	298,290,806	29,742,834	440,475,771
	81,733,924	$994,561,721	81,178,348	$1,196,142,519
Shares issued to shareholders in reinvestment of distributions
Class A	4,831,276	$58,652,516	8,350,574	$122,755,623
Class B	9,726	117,873	25,872	380,512
Class C	106,102	1,284,249	258,413	3,794,079
Class I	2,333,776	28,326,538	4,880,255	71,737,553
Class R1	8,215	99,475	16,021	235,240
Class R2	47,497	576,645	86,207	1,268,572
Class R3	137,838	1,700,358	590,411	8,678,164
Class R4	172,524	2,095,472	279,811	4,112,813
Class R6	4,469,434	54,209,484	7,419,484	108,869,031
	12,116,388	$147,062,610	21,907,048	$321,831,587
Shares reacquired
Class A	(32,761,745)	$(399,068,069)	(30,104,898)	$(436,989,298)
Class B	(221,136)	(2,682,672)	(280,348)	(4,116,795)
Class C	(1,946,876)	(23,484,043)	(2,399,131)	(35,158,167)
Class I	(48,679,930)	(591,328,170)	(53,391,234)	(773,095,409)
Class R1	(71,477)	(877,364)	(116,305)	(1,675,800)
Class R2	(382,633)	(4,658,481)	(990,560)	(14,330,213)
Class R3	(9,660,612)	(120,039,341)	(3,149,056)	(45,605,154)
Class R4	(1,479,942)	(17,914,001)	(871,609)	(12,688,090)
Class R6	(35,962,657)	(437,637,416)	(32,679,983)	(473,213,528)
	(131,167,008)	$(1,597,689,557)	(123,983,124)	$(1,796,872,454)
50

Notes to Financial Statements  - continued
	Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Net change
Class A	(11,721,761)	$(143,008,422)	(2,304,086)	$(26,029,899)
Class B	(203,503)	(2,466,818)	(224,323)	(3,291,396)
Class C	(1,378,401)	(16,615,322)	(1,740,917)	(25,391,475)
Class I	(7,685,406)	(92,124,014)	(20,642,177)	(293,435,556)
Class R1	(13,759)	(178,868)	(48,749)	(691,570)
Class R2	(117,551)	(1,444,863)	(357,762)	(5,251,610)
Class R3	(8,752,572)	(108,856,235)	(14,827)	(306,453)
Class R4	(517,887)	(6,233,558)	(47,222)	(631,663)
Class R6	(6,925,856)	(85,137,126)	4,482,335	76,131,274
	(37,316,696)	$(456,065,226)	(20,897,728)	$(278,898,348)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2023, the fund’s commitment fee and interest expense were $19,350 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
51

Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$107,526,013	$1,566,666,604	$1,493,150,407	$(6,667)	$35,970	$181,071,513

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,125,929	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
52

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of
MFS Corporate Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Corporate Bond Fund (the “Fund”), including the portfolio of investments, as of April 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
53

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 15, 2023
We have served as the auditor of one or more of the MFS investment companies since 1924.
54

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2023, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 56)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 68)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 71)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 68)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 67)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
55

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 67)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 65)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel
Kino Clark (k) (age 54)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 54)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 55)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
56

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 46)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 44)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 52)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 48)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 62)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
57

Trustees and Officers - continued
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Alexander Mackey John Mitchell
58

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
59

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2023 income tax forms in January 2024. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $4,068,000 as capital gain dividends paid during the fiscal year.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
60

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
61

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
62

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
April 30, 2023
MFS®  Limited Maturity Fund
MQL-ANN

MFS® Limited Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Investment Grade Corporates	52.2%
U.S. Treasury Securities	31.9%
Collateralized Debt Obligations	10.4%
Commercial Mortgage-Backed Securities	6.0%
Asset-Backed Securities	5.1%
Emerging Markets Bonds	2.4%
High Yield Corporates	1.1%
Municipal Bonds	0.7%
Mortgage-Backed Securities	0.4%
Residential Mortgage-Backed Securities	0.1%
Composition including fixed income credit quality (a)(i)
AAA	9.8%
AA	9.8%
A	23.8%
BBB	33.1%
BB	1.4%
B (o)	0.0%
CC	0.1%
C (o)	0.0%
U.S. Government	20.4%
Federal Agencies	0.4%
Not Rated	11.5%
Cash & Cash Equivalents	1.2%
Other (q)	(11.5)%
Portfolio facts
Average Duration (d)	1.9
Average Effective Maturity (m)	2.1 yrs.

1

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Management Review
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Limited Maturity Fund (fund) provided a total return of 1.37%, at net asset value. This compares with a return of 1.15% for the fund’s benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index.
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Those shifts exposed an asset-liability mismatch that forced the closure of several institutions by regulators, setting the stage for a substantial drop in longer-term interest rates. Given the importance of small and mid-sized lenders to the provision of credit in the US, concerns were raised in the aftermath of the crisis that credit availability could become constrained, leading to slower economic growth. On a more upbeat note, China’s abandonment of its Zero-COVID policy helped unleash a substantial amount of pent-up demand in the world’s second-largest economy. In developed markets, consumer demand remained solid.
Policymakers find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, central banks remained focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to consider achieving their inflation mandates while using macroprudential tools to keep the banking system liquid, a potentially difficult balancing act. That juxtaposition suggests that we may be nearing peak monetary policy rates.
Against an environment of still-tight labor markets, tighter global financial conditions and volatile materials prices, investor anxiety appeared to have increased over the potential that corporate profit margins may be past peak for this cycle. That said, signs that supply chains have generally normalized, the lifting of COVID restrictions in China, low levels of unemployment across developed markets and hopes that inflation levels may have peaked were supportive factors for the macroeconomic backdrop.
Factors Affecting Performance
Relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, yield curve(y) positioning, particularly the fund’s greater exposure to shifts in the middle portion (centered around maturities of 5 years) of the yield curve, contributed to performance. Favorable bond selection within the financial institutions, industrials and utilities sectors, notably within the “BBB” and “A” rated(r) credit quality segments, was another area of relative strength. The fund’s asset allocation decisions further supported relative performance, driven by its greater-than-benchmark exposure to both
3

Management Review - continued
the industrials and financial institutions sectors and its lesser relative exposure to the treasury sector. From a credit quality perspective, the fund’s overweight allocation to “AA” rated issues and its exposure to “BB” rated bonds, for which the benchmark has no exposure, also benefited relative returns.
Conversely, the fund’s allocation to collateralized mortgage obligations (CMO), for which the benchmark has no exposure, weighed on relative results over the reporting period.
Respectfully,
Portfolio Manager(s)
Philipp Burgener and Alexander Mackey
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
4

Performance Summary THROUGH 4/30/23
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment
5

Performance Summary  - continued
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr
A	2/26/92	1.37%	1.56%	1.10%
B	9/07/93	0.61%	0.84%	0.36%
C	7/01/94	0.51%	0.74%	0.26%
I	1/02/97	1.52%	1.71%	1.25%
R1	4/01/05	0.51%	0.70%	0.24%
R2	10/31/03	1.12%	1.34%	0.85%
R3	4/01/05	1.27%	1.46%	1.02%
R4	4/01/05	1.38%	1.79%	1.27%
R6	9/04/12	1.42%	1.78%	1.32%
Comparative benchmark(s)
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (f)	1.15%	1.35%	1.03%
Average annual with sales charge

A With Initial Sales Charge (2.50%)	(1.16)%	1.05%	0.85%
B With CDSC (Declining over six years from 4% to 0%) (v)	(3.35)%	0.46%	0.36%
C With CDSC (1% for 12 months) (v)	(0.48)%	0.74%	0.26%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg 1-3 Year U.S. Government/Credit Bond Index(a) – a market capitalization-weighted index that measures the performance of the short-term (1 to 3 years) investment-grade corporate and U.S. government bond markets.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented.
6

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
7

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2022 through April 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.57%	$1,000.00	$1,039.99	$2.88
	Hypothetical (h)	0.57%	$1,000.00	$1,021.97	$2.86
B	Actual	1.32%	$1,000.00	$1,036.15	$6.66
	Hypothetical (h)	1.32%	$1,000.00	$1,018.25	$6.61
C	Actual	1.42%	$1,000.00	$1,035.59	$7.17
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
I	Actual	0.42%	$1,000.00	$1,039.03	$2.12
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
R1	Actual	1.42%	$1,000.00	$1,035.68	$7.17
	Hypothetical (h)	1.42%	$1,000.00	$1,017.75	$7.10
R2	Actual	0.82%	$1,000.00	$1,036.84	$4.14
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
R3	Actual	0.67%	$1,000.00	$1,037.61	$3.38
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36
R4	Actual	0.42%	$1,000.00	$1,039.15	$2.12
	Hypothetical (h)	0.42%	$1,000.00	$1,022.71	$2.11
R6	Actual	0.35%	$1,000.00	$1,039.39	$1.77
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Portfolio of Investments
4/30/23
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.1%
Aerospace & Defense – 1.0%
Boeing Co., 1.433%, 2/04/2024	$13,868,000	$13,465,229
Boeing Co., 2.196%, 2/04/2026	11,032,000	10,255,206
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,464,000	6,309,770
Raytheon Technologies Corp., 3.65%, 8/16/2023	362,000	360,290
		$30,390,495
Asset-Backed & Securitized – 21.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.137%, 11/15/2054 (i)	$90,821,644	$4,931,979
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.459% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	5,944,500	5,630,550
ACREC 2021-FL1 Ltd., “B”, FLR, 6.759% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	11,776,000	11,030,470
ACREC 2021-FL1 Ltd., “C”, FLR, 7.109% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	5,972,500	5,510,212
ACREC 2023-FL2 LLC, “A”, FLR, 7.147% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	5,550,486	5,507,592
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.197% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)	6,994,000	6,745,588
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 6.861% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	776,747	765,067
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	2,663,000	2,603,545
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025	5,657,868	5,611,144
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.437% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	1,833,000	1,755,275
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.937% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	752,000	701,763
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.548% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	3,008,500	2,826,389
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.798% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	1,746,500	1,599,632
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.648% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	11,713,500	11,430,085
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 6.947% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	7,713,500	7,462,803
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.248% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	4,645,000	4,406,225
10

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.05% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	$12,447,500	$11,542,211
AREIT 2019-CRE3 Trust, “A”, FLR, 6.016% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	393,460	389,514
AREIT 2019-CRE3 Trust, “AS”, FLR, 6.295% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	2,301,000	2,250,928
AREIT 2019-CRE3 Trust, “B”, FLR, 6.646% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	1,136,500	1,068,120
AREIT 2019-CRE3 Trust, “C”, FLR, 6.995% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	940,000	857,430
AREIT 2022-CRE6 Trust, “C”, FLR, 6.908% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	4,174,000	3,884,475
AREIT 2022-CRE6 Trust, “D”, FLR, 7.608% (SOFR - 30 day + 2.85%), 1/16/2037 (n)	2,549,000	2,300,625
AREIT 2022-CRE7 LLC, “B”, FLR, 8.133% (SOFR - 1mo. + 3.244%), 6/17/2039 (n)	12,436,500	12,220,478
ARI Fleet Lease Trust, 2020-A, “A3”, 1.8%, 8/15/2028 (n)	747,682	742,749
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 6.9% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	7,353,970	7,094,662
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.35% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	3,983,401	3,774,197
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 6.85% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,167,968
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.15% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,741,189
Bayview Commercial Asset Trust, FLR, 5.485% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	193,556	178,217
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.625% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	142,584	184,623
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.92%, 12/15/2051 (i)(n)	62,976,126	2,086,588
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.417%, 7/15/2054 (i)	36,254,752	2,466,578
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.498%, 9/15/2054 (i)	39,248,095	3,031,299
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.744%, 2/15/2054 (i)	54,935,025	4,911,169
BDS 2021-FL10 Ltd., “B”, FLR, 6.909% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	3,637,500	3,498,626
BDS 2021-FL10 Ltd., “C”, FLR, 7.259% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	2,645,500	2,508,403
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.376%, 2/15/2054 (i)	60,300,789	4,054,155
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.268%, 3/15/2054 (i)	38,456,517	2,343,729
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.381%, 7/15/2054 (i)	$71,336,900	$5,111,995
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.392%, 8/15/2054 (i)	53,413,743	3,868,282
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.149%, 9/15/2054 (i)	78,259,596	4,365,148
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.427% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	4,140,000	3,842,529
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 6.748% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	3,130,500	2,888,375
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 7.198% (LIBOR - 1mo. + 2.25%), 10/15/2036 (n)	8,000,000	7,322,296
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 6.948% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,000,000	2,857,245
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.998% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	2,447,500	2,216,172
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 6.998% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	1,552,000	1,507,901
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.247% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	1,869,500	1,748,076
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.25% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	14,846,500	14,507,779
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.8% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	2,054,500	1,978,656
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.05% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	3,317,000	3,133,953
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	687,286	649,937
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,493,517	1,396,498
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	288,857	261,889
BXMT 2020-FL2 Ltd., “B”, FLR, 6.404% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	5,795,500	5,315,233
BXMT 2020-FL2 Ltd., “A”, FLR, 5.904% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	6,956,258	6,588,912
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.247% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	12,062,500	11,357,198
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,189,760	2,061,087
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.13%, 1/25/2037 (d)(q)	1,658,852	501,285
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.29%, 3/25/2037 (d)(q)	2,233,300	844,958
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CD 2017-CD4 Mortgage Trust, “XA”, 1.38%, 5/10/2050 (i)	$35,164,614	$1,325,238
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,568,623	1,423,356
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	499,890	450,574
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	6,739,000	6,748,262
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	4,227,397	4,226,728
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	2,459,802	2,378,295
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.755%, 11/15/2062 (i)	34,615,089	1,191,282
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.428%, 2/15/2054 (i)	52,769,590	3,915,773
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.887%, 4/15/2054 (i)	48,833,130	2,084,242
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.085%, 6/15/2063 (i)	55,851,639	3,082,994
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.15%, 6/15/2064 (i)	31,894,642	1,876,336
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	3,258,000	3,030,006
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	1,732,475	1,687,702
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	1,037,000	972,186
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,499,000	1,400,792
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	916,000	844,945
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	1,778,000	1,695,358
Cutwater 2015-1A Ltd., “AR”, FLR, 6.48% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	1,573,798	1,567,277
Dell Equipment Finance Trust 2023-1, “A2”, 5.65%, 9/22/2028 (n)	13,594,000	13,607,007
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 6.861% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	9,054,010	8,807,677
DT Auto Owner Trust 2022-3A, “A”, 6.05%, 10/15/2026 (n)	6,406,461	6,418,259
DT Auto Owner Trust 2022-3A, “B”, 6.74%, 7/17/2028 (n)	5,250,000	5,321,201
DT Auto Owner Trust 2022-3A, “C”, 7.69%, 7/17/2028 (n)	2,000,000	2,075,818
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	10,865,000	10,874,575
Enterprise Fleet Financing LLC, 2022-4, “A2”, 5.76%, 10/22/2029 (n)	6,250,000	6,289,969
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Enterprise Fleet Financing LLC, 2023-1, “A2”, 5.51%, 1/22/2029 (n)	$6,743,666	$6,768,579
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 6.656% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	8,935,000	8,597,284
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.056% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	8,299,000	8,005,257
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	4,274,543	4,211,622
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.157%, 5/10/2050 (i)	38,553,023	1,295,247
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.228%, 8/10/2050 (i)	36,744,616	1,311,753
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.243%, 5/12/2053 (i)	39,144,550	2,398,774
IMPAC CMB Trust, FLR, 5.76% (LIBOR - 1mo. + 0.74%), 11/25/2034	31,676	30,790
IMPAC CMB Trust, FLR, 5.94% (LIBOR - 1mo. + 0.92%), 11/25/2034	33,344	32,626
IMPAC Secured Assets Corp., FLR, 5.72% (LIBOR - 1mo. + 0.35%), 5/25/2036	54,424	45,966
Interstar Millennium Trust, FLR, 5.538% (LIBOR - 3mo. + 0.4%), 3/14/2036	20,991	19,637
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 7.71% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	14,432,415	13,637,838
JPMorgan Chase Commercial Mortgage Securities Corp., 1.132%, 9/15/2050 (i)	39,924,532	1,200,487
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	4,203,699	4,172,829
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 6.447% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	2,908,828	2,905,919
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.498% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,858,198
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 6.317% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	6,002,201	6,007,921
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.698% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	8,481,500	8,017,263
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.948% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	3,588,000	3,364,487
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 6.765% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,698,686
Merrill Lynch Mortgage Investors, Inc., 4.318%, 2/25/2037 (a)(d)	1,658,859	223,609
MF1 2020-FL4 Ltd., “B”, FLR, 7.754% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	10,472,500	10,313,627
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2021-FL5 Ltd., “B”, FLR, 6.454% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	$13,063,500	$12,600,972
MF1 2021-FL5 Ltd., “C”, FLR, 6.704% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	3,716,500	3,473,493
MF1 2021-FL6 Ltd., “B”, FLR, 6.609% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	10,716,294	10,176,263
MF1 2022-FL8 Ltd., “C”, FLR, 6.982% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,198,259	2,024,467
MF1 2022-FL9 Ltd., “B”, FLR, 8.067% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	15,126,500	14,729,611
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.407%, 5/15/2050 (i)	33,506,925	1,224,705
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.48%, 6/15/2050 (i)	16,386,408	568,579
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.999%, 12/15/2051 (i)	52,226,986	1,833,125
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.417%, 5/15/2054 (i)	45,287,361	3,073,046
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.34%, 6/15/2054 (i)	43,296,892	2,690,837
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.056% (SOFR - 30 day + 1.25%), 5/25/2027 (n)	10,812,000	10,821,551
NextGear Floorplan Master Owner Trust 2023-1A, “A1”, FLR, 5.85% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	4,992,000	5,005,373
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 5.8% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	6,113,000	6,118,494
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.022% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	8,692,908	8,414,518
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.623% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	7,442,908	7,125,222
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,998,976	1,985,706
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	8,570,000	7,722,771
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	5,509,000	5,355,724
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.453% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	8,390,839	8,359,885
Ownit Mortgage Loan Asset-Backed Certificates, 3.117%, 10/25/2035	1,039,696	599,655
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 6.265% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,000,000	12,845,573
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-7 Ltd., “B”, FLR, 6.345% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	$3,004,350	$2,820,382
PFP III 2021-7 Ltd., “C”, FLR, 6.596% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	955,952	877,368
PFP III 2021-8 Ltd., “B”, FLR, 6.445% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	3,244,500	3,038,812
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,068,226
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	908,000	800,754
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.142% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,102,097
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 6.9% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,414,470
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.098% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	6,411,000	5,979,151
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 6.75% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	2,957,000	2,864,449
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	5,142,000	4,433,119
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.2% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	7,004,000	6,657,890
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.759% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	8,644,500	8,057,816
Stratus CLO 2022-3A, Ltd., “C”, FLR, 9.048% (SOFR - 3mo. + 4%), 10/20/2031 (n)	8,000,000	8,048,520
Thornburg Mortgage Securities Trust, FLR, 5.7% (LIBOR - 1mo. + 0.68%), 4/25/2043	20,881	20,764
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.347% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	6,062,000	5,902,854
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.797% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	13,226,000	12,830,860
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.16%, 11/15/2050 (i)	23,638,595	801,949
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.058%, 12/15/2051 (i)	21,311,504	822,946
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.495%, 11/15/2054 (i)	47,125,936	3,485,783
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.6% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	3,076,000	3,073,828
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	3,072,000	3,000,460
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 5.608% (SOFR - 1mo. + 0.85%), 3/15/2027	$9,416,000	$9,391,039
		$639,799,014
Automotive – 2.0%
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	$10,519,000	$9,968,138
Daimler Trucks Finance North America LLC, 5.2%, 1/17/2025 (n)	2,231,000	2,237,857
General Motors Financial Co., 1.7%, 8/18/2023	7,349,000	7,267,139
Hyundai Capital America, 0.8%, 1/08/2024 (n)	863,000	836,412
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	8,690,474
Mercedes-Benz Finance North America LLC, 0.75%, 3/01/2024 (n)	5,167,000	4,981,448
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	8,000,000	7,155,542
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	1,111,000	1,110,240
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	4,002,398
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	7,064,863
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	5,071,000	4,637,446
		$57,951,957
Broadcasting – 1.0%
Warnermedia Holdings, Inc., 3.788%, 3/15/2025	$17,801,000	$17,247,644
Warnermedia Holdings, Inc., 6.412%, 3/15/2026	5,891,000	5,941,804
Warnermedia Holdings, Inc., 3.755%, 3/15/2027	6,864,000	6,468,680
		$29,658,128
Brokerage & Asset Managers – 1.0%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$13,949,000	$13,147,899
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	5,086,000	4,934,015
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	3,257,000	3,046,900
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	10,182,000	9,218,920
		$30,347,734
Business Services – 1.0%
Equinix, Inc., 1.25%, 7/15/2025	$6,132,000	$5,636,850
Global Payments, Inc., 1.2%, 3/01/2026	8,692,000	7,793,195
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	6,499,213
Western Union Co., 1.35%, 3/15/2026	11,707,000	10,542,265
		$30,471,523
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.2%
Nutrien Ltd., 4.9%, 3/27/2028	$3,838,000	$3,853,741
Westlake Chemical Corp., 0.875%, 8/15/2024	3,244,000	3,074,043
		$6,927,784
Computer Software – 0.4%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$4,900,000	$4,837,121
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	1,522,000	1,554,385
Infor, Inc., 1.45%, 7/15/2023 (n)	1,594,000	1,580,148
Oracle Corp., 4.5%, 5/06/2028	3,118,000	3,085,911
		$11,057,565
Computer Software - Systems – 0.3%
VMware, Inc., 1%, 8/15/2024	$5,405,000	$5,117,178
VMware, Inc., 1.4%, 8/15/2026	4,186,000	3,737,871
		$8,855,049
Conglomerates – 0.9%
Carrier Global Corp., 2.242%, 2/15/2025	$956,000	$911,598
Regal Rexnord Corp., 6.05%, 2/15/2026 (n)	9,148,000	9,277,139
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	5,533,000	5,585,541
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,885,000	9,757,318
		$25,531,596
Consumer Products – 0.5%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	$10,091,000	$9,746,596
GSK Consumer Healthcare Capital UK PLC, 3.375%, 3/24/2027	4,466,000	4,263,449
		$14,010,045
Containers – 0.6%
Berry Global, Inc., 1.57%, 1/15/2026	$7,474,000	$6,791,933
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	8,593,477
Berry Global, Inc., 5.5%, 4/15/2028 (n)	1,938,000	1,939,129
		$17,324,539
Electrical Equipment – 0.3%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$10,017,000	$10,024,300
Electronics – 1.4%
Broadcom, Inc., 3.15%, 11/15/2025	$5,544,000	$5,319,825
Microchip Technology, Inc., 0.983%, 9/01/2024	18,197,000	17,126,454
Qorvo, Inc., 1.75%, 12/15/2024 (n)	3,654,000	3,421,715
SK Hynix, Inc., 6.25%, 1/17/2026 (n)	12,203,000	12,229,101
Skyworks Solutions, Inc., 0.9%, 6/01/2023	3,692,000	3,677,243
		$41,774,338
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 0.4%
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	$3,903,000	$3,692,837
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	6,500,000	6,150,508
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	2,975,915
		$12,819,260
Emerging Market Sovereign – 0.3%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$7,805,000	$7,673,095
Energy - Independent – 0.4%
EQT Corp., 5.678%, 10/01/2025	$3,011,000	$3,002,908
EQT Corp., 5.7%, 4/01/2028	3,013,000	3,026,151
Pioneer Natural Resources Co., 0.55%, 5/15/2023	5,857,000	5,847,223
		$11,876,282
Energy - Integrated – 0.3%
Eni S.p.A., 4%, 9/12/2023 (n)	$9,261,000	$9,248,951
Financial Institutions – 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$6,254,000	$6,202,766
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	11,511,000	11,244,612
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	5,472,000	5,127,999
Air Lease Corp., 2.2%, 1/15/2027	7,822,000	7,011,787
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	5,703,000	5,537,914
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,075,992
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,784,000	7,809,794
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	2,619,056
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	6,154,000	5,173,045
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	4,709,000	3,963,057
SMBC Aviation Capital Finance DAC, 5.449%, 5/03/2028 (n)(w)	4,237,000	4,242,896
		$62,008,918
Food & Beverages – 1.4%
General Mills, Inc., 5.241%, 11/18/2025	$7,214,000	$7,218,983
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028 (n)	4,517,000	4,411,594
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	11,955,000	10,220,559
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	11,971,000	11,172,973
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	8,356,000	7,308,730
		$40,332,839
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Drug Stores – 0.3%
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	$7,744,000	$7,466,219
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$8,847,000	$8,681,680
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	1,551,000	1,535,250
Hyatt Hotels Corp., 1.3%, 10/01/2023	8,139,000	8,018,730
Hyatt Hotels Corp., 1.8%, 10/01/2024	7,537,000	7,164,350
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	5,762,670
Marriott International, Inc., 5.75%, 5/01/2025	1,617,000	1,637,726
Marriott International, Inc., 3.75%, 10/01/2025	1,655,000	1,600,384
Marriott International, Inc., 4.9%, 4/15/2029	5,173,000	5,142,761
Sands China Ltd., 4.3%, 1/08/2026	6,819,000	6,408,220
		$45,951,771
Industrial – 0.0%
Howard University, Washington D.C., 2.801%, 10/01/2023	$424,000	$419,595
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	467,000	451,807
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	578,000	547,798
		$1,419,200
Insurance – 0.9%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$4,511,000	$4,470,789
Corebridge Financial, Inc., 3.5%, 4/04/2025 (n)	3,720,000	3,574,221
Corebridge Financial, Inc., 3.65%, 4/05/2027 (n)	7,440,000	7,023,461
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	3,718,900
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	7,624,000	7,381,831
		$26,169,202
Insurance - Property & Casualty – 0.0%
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	$23,513	$34,447
Internet – 0.1%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$3,715,004
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$6,428,442
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,226,884
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,033,229
		$12,688,555
Major Banks – 17.6%
Bank of America Corp., 4.2%, 8/26/2024	$3,106,000	$3,063,879
Bank of America Corp., 4.45%, 3/03/2026	6,999,000	6,895,266
Bank of America Corp., 4.25%, 10/22/2026	4,033,000	3,925,087
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	$22,751,000	$20,382,604
Bank of America Corp., 4.183%, 11/25/2027	6,721,000	6,482,653
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	2,837,000	2,739,017
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	2,564,000	2,416,158
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	10,326,000	9,228,283
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	12,560,000	11,405,834
Capital One Financial Corp., 4.166% to 5/09/2024, FLR (SOFR - 1 day + 1.37%) to 5/09/2025	6,912,000	6,730,214
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	12,928,000	12,107,331
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR - 1 day + 1.676%) to 6/16/2026 (n)	2,080,000	1,925,407
Deutsche Bank AG, 0.898%, 5/28/2024	2,663,000	2,513,672
Deutsche Bank AG, 1.447% to 4/01/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	12,981,000	12,236,878
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	3,240,000	2,804,354
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	680,000	691,397
Goldman Sachs Group, Inc., 1.757% to 1/24/2024, FLR (SOFR - 1 day + 0.73%) to 1/24/2025	10,205,000	9,904,864
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,148,964
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	4,637,000	4,148,137
Goldman Sachs Group, Inc., 5.95%, 1/15/2027	14,381,000	14,835,657
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	8,452,000	7,568,687
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	4,303,000	4,006,691
HSBC Holdings PLC, 7.336% to 11/03/2025, FLR (SOFR - 1 day + 3.03%) to 11/03/2026	4,354,000	4,565,595
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	3,448,000	3,072,129
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	12,000,000	10,730,387
Huntington Bancshares, Inc., 4.008% to 5/16/2024, FLR (SOFR - 1 day + 1.205%) to 5/16/2025	5,554,000	5,353,319
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Huntington Bancshares, Inc., 5.699% to 11/18/2024, FLR (SOFR - 1 day + 1.215%) to 11/18/2025	$9,500,000	$9,275,836
JPMorgan Chase & Co., 3.375%, 5/01/2023	4,455,000	4,455,000
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	7,253,000	7,223,095
JPMorgan Chase & Co., 5.546% to 12/15/2024, FLR (SOFR - 1 day + 1.07%) to 12/15/2025	8,000,000	8,036,007
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	7,223,000	6,811,480
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	6,220,000	5,580,821
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	5,268,000	4,773,051
JPMorgan Chase & Co., 1.47% to 9/22/2026, FLR (SOFR - 1 day + 0.765%) to 9/22/2027	10,000,000	8,904,542
JPMorgan Chase & Co., 4.25%, 10/01/2027	6,722,000	6,611,525
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	15,414,000	14,828,052
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	10,500,000	10,304,235
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	7,128,000	6,731,131
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	7,021,000	6,558,081
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	7,800,000	7,666,620
Morgan Stanley, 5.558% to 11/10/2022, FLR (SOFR - 1 day + 0.466%) to 11/10/2023	9,002,000	8,991,266
Morgan Stanley, 5.51% to 1/25/2023, FLR (SOFR - 1 day + 0.455%) to 1/25/2024	12,221,000	12,209,023
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	8,651,000	8,047,731
Morgan Stanley, 4.35%, 9/08/2026	9,466,000	9,258,767
Morgan Stanley, 3.625%, 1/20/2027	6,092,000	5,864,630
Morgan Stanley, 3.95%, 4/23/2027	2,189,000	2,103,480
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	7,636,000	6,784,823
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	9,261,000	8,436,980
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	8,063,000	8,044,939
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	15,826,000	15,588,302
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	$8,888,000	$8,569,810
PNC Bank N.A., 2.5%, 8/27/2024	4,237,000	4,076,500
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	15,162,000	15,260,540
Royal Bank of Canada, 0.5%, 10/26/2023	16,550,000	16,171,256
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	5,088,000	4,903,048
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	2,614,000	2,499,590
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	2,554,000	2,390,095
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	3,723,000	3,587,330
Standard Chartered PLC, 6.17%, 1/09/2027 (n)	4,409,000	4,472,003
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	2,541,000	2,457,944
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	6,995,629
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	8,414,000	7,630,302
Sumitomo Mitsui Trust Bank Ltd., 0.8%, 9/12/2023 (n)	9,000,000	8,851,716
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	5,661,000	5,435,610
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	2,226,000	2,194,922
UBS Group AG, 5.711%, 1/12/2027 (n)	10,083,000	10,054,311
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	6,561,000	6,323,437
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	8,699,000	7,915,465
Wells Fargo & Co., 1.654% to 6/02/2023, FLR (SOFR - 1 day + 1.6%) to 6/02/2024	13,775,000	13,728,935
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	9,707,000	9,163,630
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	13,228,000	12,499,658
		$523,153,612
Medical & Health Technology & Services – 1.6%
HCA, Inc., 5%, 3/15/2024	$7,222,000	$7,188,054
HCA, Inc., 3.125%, 3/15/2027 (n)	7,303,000	6,857,520
PerkinElmer, Inc., 0.85%, 9/15/2024	10,000,000	9,411,628
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	25,217,000	24,014,059
		$47,471,261
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 1.1%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$10,084,000	$9,927,909
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,339,452
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	3,375,000	3,341,837
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,295,024
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	7,500,248
		$32,404,470
Midstream – 2.2%
DCP Midstream Operating, LP, 5.625%, 7/15/2027	$3,663,000	$3,715,300
Enbridge, Inc., 2.5%, 2/14/2025	6,525,000	6,243,775
Enbridge, Inc., 5.969%, 3/08/2026	6,227,000	6,251,100
Energy Transfer LP, 2.9%, 5/15/2025	3,676,000	3,508,714
Energy Transfer LP, 5.55%, 2/15/2028	3,921,000	3,997,789
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	7,337,000	7,228,886
Plains All American Pipeline LP, 3.85%, 10/15/2023	3,750,000	3,717,639
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	10,480,000	10,373,480
TC Energy Corp., 6.203%, 3/09/2026	17,566,000	17,666,545
Western Midstream Operating LP, 3.35%, 2/01/2025	3,357,000	3,205,452
		$65,908,680
Mortgage-Backed – 0.4%
Fannie Mae, 5%, 7/01/2023	$2,234	$2,243
Fannie Mae, 3%, 12/01/2031	993,741	952,726
Fannie Mae, 4.105%, 3/01/2033	31,618	31,123
Fannie Mae, 3.375%, 5/01/2033	69,273	67,753
Fannie Mae, 2%, 5/25/2044	463,625	446,128
Freddie Mac, 1.041%, 4/25/2024 (i)	213,820	1,378
Freddie Mac, 1.697%, 4/25/2030 (i)	28,983,727	2,481,604
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	8,187,863	7,720,044
Freddie Mac, 2%, 7/15/2042	1,196,963	1,105,084
Ginnie Mae, 2.625%, 7/20/2032	28,086	27,299
		$12,835,382
Municipals – 0.7%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$2,425,000	$2,408,978
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	1,295,000	1,269,479
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	2,890,000	2,830,527
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	360,000	357,884
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	$1,000,000	$962,488
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	790,000	746,782
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	1,005,000	940,579
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	2,073,277	1,984,885
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.551%, 6/15/2023	1,835,000	1,828,679
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	1,720,000	1,669,856
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	4,925,000	4,890,108
		$19,890,245
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$14,507,603
Network & Telecom – 0.5%
AT&T, Inc., 0.9%, 3/25/2024	$15,796,000	$15,204,407
Oils – 0.2%
Valero Energy Corp., 1.2%, 3/15/2024	$7,070,000	$6,810,061
Other Banks & Diversified Financials – 1.7%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$6,272,000	$6,471,138
American Express Co., 2.25%, 3/04/2025	6,463,000	6,154,137
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	10,142,000	9,747,586
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,637,517
Groupe BPCE S.A., FLR, 6.393% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,669,360
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	10,208,000	9,578,285
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	6,707,000	6,011,661
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	5,738,000	5,586,348
		$50,856,032
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.7%
Amgen, Inc., 5.507%, 3/02/2026	$8,850,000	$8,884,635
Amgen, Inc., 5.15%, 3/02/2028	4,355,000	4,457,397
Royalty Pharma PLC, 0.75%, 9/02/2023	7,338,000	7,211,646
		$20,553,678
Railroad & Shipping – 0.4%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$11,123,000	$10,510,205
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$13,184,000	$11,772,174
Retailers – 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$5,740,180
Kohl's Corp., 9.75%, 5/15/2025	9,595,000	9,772,411
Nordstrom, Inc., 2.3%, 4/08/2024	3,956,000	3,768,446
		$19,281,037
Specialty Stores – 0.4%
Genuine Parts Co., 1.75%, 2/01/2025	$5,643,000	$5,334,386
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	6,834,206
		$12,168,592
Telecommunications - Wireless – 1.1%
Crown Castle, Inc., REIT, 3.15%, 7/15/2023	$5,334,000	$5,309,511
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	1,776,000	1,643,494
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	3,817,000	3,560,548
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	12,002,000	11,254,719
T-Mobile USA, Inc., 3.5%, 4/15/2025	10,518,000	10,233,320
		$32,001,592
Tobacco – 1.1%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$4,881,000	$4,748,206
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	4,706,000	4,860,553
Philip Morris International, Inc., 1.125%, 5/01/2023	3,763,000	3,763,000
Philip Morris International, Inc., 5.125%, 11/15/2024	7,150,000	7,194,592
Philip Morris International, Inc., 5%, 11/17/2025	3,250,000	3,279,110
Philip Morris International, Inc., 5.125%, 11/17/2027	2,895,000	2,964,469
Philip Morris International, Inc., 4.875%, 2/15/2028	6,100,000	6,153,729
		$32,963,659
Transportation - Services – 1.2%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$24,483,000	$23,485,708
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	5,924,000	5,832,018
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,511,301
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – continued
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	$2,559,000	$2,480,811
		$34,309,838
U.S. Treasury Obligations – 20.1%
U.S. Treasury Notes, 4.125%, 1/31/2025	$341,721,000	$341,187,061
U.S. Treasury Notes, 2.75%, 5/15/2025 (f)	90,374,000	88,079,348
U.S. Treasury Notes, 3.875%, 1/15/2026	169,462,000	169,733,404
		$598,999,813
Utilities - Electric Power – 5.4%
Edison International, 4.7%, 8/15/2025	$10,842,000	$10,703,751
Emera US Finance LP, 0.833%, 6/15/2024	3,730,000	3,533,723
Enel Finance International N.V., 4.25%, 6/15/2025 (n)	15,000,000	14,730,969
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	3,086,000	3,197,055
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	14,822,000	14,273,824
Entergy Louisiana LLC, 0.95%, 10/01/2024	27,870,000	26,408,868
Exelon Corp., 2.75%, 3/15/2027	7,104,000	6,664,067
FirstEnergy Corp., 2.05%, 3/01/2025	5,731,000	5,411,168
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,252,930
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	7,426,000	7,549,467
Pacific Gas & Electric Co., 1.7%, 11/15/2023	3,088,000	3,015,762
Pacific Gas & Electric Co., 3.25%, 2/16/2024	10,584,000	10,360,424
Pacific Gas & Electric Co., 4.95%, 6/08/2025	7,450,000	7,371,273
Southern California Edison Co., 0.7%, 8/01/2023	7,725,000	7,637,282
Southern California Edison Co., 0.975%, 8/01/2024	7,618,000	7,225,146
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	16,784,000	16,582,876
WEC Energy Group, Inc., 0.8%, 3/15/2024	3,658,000	3,519,552
Xcel Energy, Inc., 0.5%, 10/15/2023	8,847,000	8,646,903
		$159,085,040
Total Bonds (Identified Cost, $3,022,192,863)		$2,916,215,191
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $45,492,402)	45,492,281	$45,501,380

Other Assets, Less Liabilities – 0.4%		12,287,444
Net Assets – 100.0%		$2,974,004,015

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
27

Portfolio of Investments – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $45,501,380 and $2,916,215,191, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,066,021,857, representing 35.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	$9,244	$34,447
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 4/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	156	$32,161,594	June – 2023	$283,882
28

Portfolio of Investments – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/17/25	USD	73,100,000	centrally cleared	4.20%	Daily SOFR/Annually	$569,313	$—	$569,313
Liability Derivatives
Interest Rate Swaps
12/06/25	USD	231,100,000	centrally cleared	3.82%	Daily SOFR/Annually	$(520,441)	$29,781	$(490,660)
At April 30, 2023, the fund had liquid securities with an aggregate value of $7,165,505 to cover any collateral or margin obligations for securities and certain derivative contracts.
See Notes to Financial Statements
29

Financial Statements
Statement of Assets and Liabilities
At 4/30/23
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $3,022,192,863)	$2,916,215,191
Investments in affiliated issuers, at value (identified cost, $45,492,402)	45,501,380
Cash	103,864
Receivables for
Net daily variation margin on open cleared swap agreements	380,033
Net daily variation margin on open futures contracts	15,843
Fund shares sold	7,166,426
Interest and dividends	21,073,850
Receivable from investment adviser	12,397
Other assets	6,884
Total assets	$2,990,475,868
Liabilities
Payables for
Distributions	$400,095
Investments purchased	6,193,829
When-issued investments purchased	4,229,839
Fund shares reacquired	4,966,864
Payable to affiliates
Administrative services fee	4,764
Shareholder servicing costs	450,114
Distribution and service fees	19,976
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	206,359
Total liabilities	$16,471,853
Net assets	$2,974,004,015
Net assets consist of
Paid-in capital	$3,153,881,294
Total distributable earnings (loss)	(179,877,279)
Net assets	$2,974,004,015
Shares of beneficial interest outstanding	519,385,331
30

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,019,904,568	177,788,162	$5.74
Class B	1,663,459	290,538	5.73
Class C	26,732,207	4,661,169	5.74
Class I	625,603,704	109,543,159	5.71
Class R1	456,149	79,802	5.72
Class R2	1,150,733	200,502	5.74
Class R3	595,044	103,673	5.74
Class R4	1,039,212	180,574	5.76
Class R6	1,296,858,939	226,537,752	5.72

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.89 [100 / 97.50 x $5.74]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
31

Financial Statements
Statement of Operations
Year ended 4/30/23
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$82,134,992
Dividends from affiliated issuers	2,338,687
Other	816,797
Total investment income	$85,290,476
Expenses
Management fee	$10,658,322
Distribution and service fees	3,008,191
Shareholder servicing costs	1,596,136
Program manager fees	8,084
Administrative services fee	473,427
Independent Trustees' compensation	49,257
Custodian fee	203,327
Shareholder communications	116,865
Audit and tax fees	75,462
Legal fees	15,071
Miscellaneous	343,208
Total expenses	$16,547,350
Fees paid indirectly	(8,631)
Reduction of expenses by investment adviser and distributor	(3,076,730)
Net expenses	$13,461,989
Net investment income (loss)	$71,828,487
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(24,256,194)
Affiliated issuers	(4,964)
Futures contracts	(2,247,858)
Swap agreements	(7,324,529)
Net realized gain (loss)	$(33,833,545)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,151,911
Affiliated issuers	8,978
Futures contracts	1,240,204
Swap agreements	48,872
Net unrealized gain (loss)	$4,449,965
Net realized and unrealized gain (loss)	$(29,383,580)
Change in net assets from operations	$42,444,907
See Notes to Financial Statements
32

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/23	4/30/22
Change in net assets
From operations
Net investment income (loss)	$71,828,487	$32,804,638
Net realized gain (loss)	(33,833,545)	1,820,102
Net unrealized gain (loss)	4,449,965	(145,475,431)
Change in net assets from operations	$42,444,907	$(110,850,691)
Total distributions to shareholders	$(74,760,872)	$(37,624,202)
Change in net assets from fund share transactions	$(33,994,173)	$452,962,150
Total change in net assets	$(66,310,138)	$304,487,257
Net assets
At beginning of period	3,040,314,153	2,735,826,896
At end of period	$2,974,004,015	$3,040,314,153
See Notes to Financial Statements
33

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.80	$6.09	$5.94	$5.96	$5.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.06	$0.09	$0.14	$0.14
Net realized and unrealized gain (loss)	(0.05)	(0.28)	0.18	(0.01)	0.06
Total from investment operations	$0.08	$(0.22)	$0.27	$0.13	$0.20
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.07)	$(0.12)	$(0.15)	$(0.14)
Net asset value, end of period (x)	$5.74	$5.80	$6.09	$5.94	$5.96
Total return (%) (r)(s)(t)(x)	1.37	(3.59)	4.59	2.21	3.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	0.75	0.78	0.80	0.82
Expenses after expense reductions (f)	0.57	0.57	0.58	0.64	0.71
Net investment income (loss)	2.30	1.04	1.56	2.41	2.30
Portfolio turnover	48	39	35	41	55
Net assets at end of period (000 omitted)	$1,019,905	$1,046,034	$1,042,239	$730,945	$606,885
See Notes to Financial Statements
34

Financial Highlights – continued
Class B	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.79	$6.08	$5.93	$5.95	$5.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.02	$0.05	$0.10	$0.09
Net realized and unrealized gain (loss)	(0.05)	(0.28)	0.18	(0.01)	0.07
Total from investment operations	$0.03	$(0.26)	$0.23	$0.09	$0.16
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.03)	$(0.08)	$(0.11)	$(0.09)
Net asset value, end of period (x)	$5.73	$5.79	$6.08	$5.93	$5.95
Total return (%) (r)(s)(t)(x)	0.61	(4.32)	3.82	1.45	2.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	1.50	1.53	1.55	1.57
Expenses after expense reductions (f)	1.32	1.32	1.34	1.39	1.46
Net investment income (loss)	1.49	0.29	0.84	1.67	1.56
Portfolio turnover	48	39	35	41	55
Net assets at end of period (000 omitted)	$1,663	$2,361	$2,931	$2,714	$3,703

Class C	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.80	$6.09	$5.94	$5.96	$5.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.01	$0.05	$0.09	$0.09
Net realized and unrealized gain (loss)	(0.05)	(0.28)	0.17	(0.01)	0.07
Total from investment operations	$0.03	$(0.27)	$0.22	$0.08	$0.16
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.02)	$(0.07)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$5.74	$5.80	$6.09	$5.94	$5.96
Total return (%) (r)(s)(t)(x)	0.51	(4.41)	3.71	1.35	2.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	1.50	1.53	1.55	1.57
Expenses after expense reductions (f)	1.42	1.42	1.43	1.49	1.56
Net investment income (loss)	1.42	0.19	0.75	1.57	1.45
Portfolio turnover	48	39	35	41	55
Net assets at end of period (000 omitted)	$26,732	$31,747	$39,241	$42,281	$47,447
See Notes to Financial Statements
35

Financial Highlights – continued
Class I	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.77	$6.07	$5.92	$5.93	$5.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.07	$0.10	$0.15	$0.14
Net realized and unrealized gain (loss)	(0.06)	(0.29)	0.18	(0.00)(w)	0.07
Total from investment operations	$0.08	$(0.22)	$0.28	$0.15	$0.21
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.08)	$(0.13)	$(0.16)	$(0.15)
Net asset value, end of period (x)	$5.71	$5.77	$6.07	$5.92	$5.93
Total return (%) (r)(s)(t)(x)	1.52	(3.63)	4.75	2.54	3.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	0.50	0.53	0.55	0.57
Expenses after expense reductions (f)	0.42	0.42	0.43	0.49	0.56
Net investment income (loss)	2.47	1.19	1.69	2.56	2.46
Portfolio turnover	48	39	35	41	55
Net assets at end of period (000 omitted)	$625,604	$570,543	$453,159	$258,164	$187,021

Class R1	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.78	$6.08	$5.93	$5.94	$5.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.01	$0.05	$0.09	$0.09
Net realized and unrealized gain (loss)	(0.04)	(0.29)	0.17	(0.00)(w)	0.06
Total from investment operations	$0.03	$(0.28)	$0.22	$0.09	$0.15
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.02)	$(0.07)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$5.72	$5.78	$6.08	$5.93	$5.94
Total return (%) (r)(s)(t)(x)	0.51	(4.58)	3.71	1.52	2.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	1.50	1.53	1.55	1.57
Expenses after expense reductions (f)	1.42	1.42	1.44	1.48	1.56
Net investment income (loss)	1.22	0.18	0.74	1.57	1.47
Portfolio turnover	48	39	35	41	55
Net assets at end of period (000 omitted)	$456	$1,252	$1,597	$1,593	$451
See Notes to Financial Statements
36

Financial Highlights – continued
Class R2	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.80	$6.10	$5.94	$5.96	$5.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.05	$0.08	$0.13	$0.12
Net realized and unrealized gain (loss)	(0.05)	(0.29)	0.19	(0.01)	0.07
Total from investment operations	$0.06	$(0.24)	$0.27	$0.12	$0.19
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.06)	$(0.11)	$(0.14)	$(0.12)
Net asset value, end of period (x)	$5.74	$5.80	$6.10	$5.94	$5.96
Total return (%) (r)(s)(t)(x)	1.12	(3.99)	4.50	1.96	3.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	1.00	1.03	1.05	1.07
Expenses after expense reductions (f)	0.82	0.82	0.84	0.90	0.96
Net investment income (loss)	1.99	0.79	1.32	2.17	2.04
Portfolio turnover	48	39	35	41	55
Net assets at end of period (000 omitted)	$1,151	$1,646	$1,997	$1,579	$2,524

Class R3	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.80	$6.10	$5.95	$5.96	$5.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.06	$0.09	$0.14	$0.13
Net realized and unrealized gain (loss)	(0.05)	(0.29)	0.18	(0.00)(w)	0.06
Total from investment operations	$0.07	$(0.23)	$0.27	$0.14	$0.19
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.07)	$(0.12)	$(0.15)	$(0.13)
Net asset value, end of period (x)	$5.74	$5.80	$6.10	$5.95	$5.96
Total return (%) (r)(s)(t)(x)	1.27	(3.85)	4.48	2.28	3.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	0.75	0.78	0.80	0.82
Expenses after expense reductions (f)	0.67	0.67	0.69	0.75	0.81
Net investment income (loss)	2.08	0.96	1.50	2.32	2.19
Portfolio turnover	48	39	35	41	55
Net assets at end of period (000 omitted)	$595	$1,001	$1,318	$1,512	$2,249
See Notes to Financial Statements
37

Financial Highlights – continued
Class R4	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.82	$6.11	$5.96	$5.99	$5.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.07	$0.11	$0.15	$0.15
Net realized and unrealized gain (loss)	(0.05)	(0.28)	0.17	(0.02)	0.10(g)
Total from investment operations	$0.09	$(0.21)	$0.28	$0.13	$0.25
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.08)	$(0.13)	$(0.16)	$(0.15)
Net asset value, end of period (x)	$5.76	$5.82	$6.11	$5.96	$5.99
Total return (%) (r)(s)(t)(x)	1.56	(3.43)	4.74	2.20	4.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.49	0.50	0.53	0.55	0.63
Expenses after expense reductions (f)	0.42	0.42	0.44	0.49	0.62
Net investment income (loss)	2.48	1.16	1.73	2.58	2.60
Portfolio turnover	48	39	35	41	55
Net assets at end of period (000 omitted)	$1,039	$906	$275	$242	$304

Class R6	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$5.79	$6.08	$5.93	$5.95	$5.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.08	$0.11	$0.16	$0.15
Net realized and unrealized gain (loss)	(0.06)	(0.28)	0.17	(0.02)	0.07
Total from investment operations	$0.08	$(0.20)	$0.28	$0.14	$0.22
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.09)	$(0.13)	$(0.16)	$(0.15)
Net asset value, end of period (x)	$5.72	$5.79	$6.08	$5.93	$5.95
Total return (%) (r)(s)(t)(x)	1.42	(3.39)	4.82	2.43	3.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.41	0.43	0.46	0.48	0.50
Expenses after expense reductions (f)	0.35	0.35	0.37	0.42	0.49
Net investment income (loss)	2.53	1.26	1.77	2.64	2.51
Portfolio turnover	48	39	35	41	55
Net assets at end of period (000 omitted)	$1,296,859	$1,116,143	$942,709	$599,945	$561,643

See Notes to Financial Statements
38

Financial Highlights – continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
39

Notes to Financial Statements
(1) Business and Organization
MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
40

Notes to Financial Statements  - continued
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar
41

Notes to Financial Statements  - continued
securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$598,999,813	$—	$598,999,813
Non - U.S. Sovereign Debt	—	20,492,355	—	20,492,355
Municipal Bonds	—	19,890,245	—	19,890,245
U.S. Corporate Bonds	—	992,524,660	—	992,524,660
Residential Mortgage-Backed Securities	—	17,023,652	—	17,023,652
Commercial Mortgage-Backed Securities	—	175,549,356	—	175,549,356
Asset-Backed Securities (including CDOs)	—	460,061,388	—	460,061,388
Foreign Bonds	—	631,673,722	—	631,673,722
Mutual Funds	45,501,380	—	—	45,501,380
Total	$45,501,380	$2,916,215,191	$—	$2,961,716,571
Other Financial Instruments
Futures Contracts – Assets	$283,882	$—	$—	$283,882
Swap Agreements – Assets	—	569,313	—	569,313
Swap Agreements – Liabilities	—	(490,660)	—	(490,660)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future
42

Notes to Financial Statements  - continued
exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$283,882	$—
Interest Rate	Cleared Swap Agreements	569,313	(490,660)
Total		$853,195	$(490,660)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(2,247,858)	$(7,324,529)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$1,240,204	$48,872
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements.
43

Notes to Financial Statements  - continued
For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the
44

Notes to Financial Statements  - continued
Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
45

Notes to Financial Statements  - continued
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
46

Notes to Financial Statements  - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/23	Year ended 4/30/22
Ordinary income (including any short-term capital gains)	$74,760,872	$37,624,202
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	$3,078,893,984
Gross appreciation	7,923,199
Gross depreciation	(124,738,077)
Net unrealized appreciation (depreciation)	$(116,814,878)
Undistributed ordinary income	11,210,156
Capital loss carryforwards	(65,141,623)
Other temporary differences	(9,130,934)
Total distributable earnings (loss)	$(179,877,279)
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Notes to Financial Statements  - continued
As of April 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(12,789,833)
Long-Term	(52,351,790)
Total	$(65,141,623)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/23	Year ended 4/30/22
Class A	$25,285,679	$12,810,583
Class B	32,502	12,776
Class C	453,519	136,687
Class I	14,920,816	7,092,573
Class R1	8,187	5,810
Class R2	28,472	18,028
Class R3	17,486	12,167
Class R4	24,694	14,059
Class R6	33,789,621	15,016,740
Class 529A	199,896	2,388,231
Class 529B	—	10,512
Class 529C	—	106,036
Total	$74,760,872	$37,624,202
(3) Transactions with Affiliates
Note regarding references to Class 529A shares in this “Note (3) Transactions with Affiliates”: Effective May 20, 2022, all Class 529A shares were redeemed. Accordingly, information with respect to Class 529A shares is for the period ending May 20, 2022.
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Notes to Financial Statements  - continued
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2024. For the year ended April 30, 2023, this management fee reduction amounted to $402,706, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2023 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, program manager fees, payments made to service providers (other than MFS Service Center, Inc. (“MFSC”)) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Other Expenses” do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. For the year ended April 30, 2023, this reduction amounted to $1,598,431, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $75,727 and $429 for the year ended April 30, 2023, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
49

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 2,634,440
Class B	0.75%	0.25%	1.00%	0.90%	20,433
Class C	0.75%	0.25%	1.00%	1.00%	297,940
Class R1	0.75%	0.25%	1.00%	1.00%	6,173
Class R2	0.25%	0.25%	0.50%	0.40%	6,795
Class R3	—	0.25%	0.25%	0.25%	1,989
Class 529A	—	0.25%	0.25%	0.14%	40,421
Total Distribution and Service Fees					$3,008,191
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2023 based on each class’s average daily net assets. 0.10% of the Class A, Class B and Class 529A service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2023, this waiver amounted to $1,053,769, $2,043, and $16,168 for Class A, Class B, and Class 529A, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the year ended April 30, 2023, this waiver amounted to $1,359 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2023, this rebate amounted to $166 and $2,088, for Class A and Class 529A shares respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2023, were as follows:
Amount
Class A	$146,067
Class B	2,334
Class C	8,287
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made.  The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. As
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Notes to Financial Statements  - continued
described above, all Class 529A shares were redeemed on or before May 20, 2022. Accordingly, the foregoing agreement between the fund and MFD was terminated effective May 20, 2022. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements.  Program manager fees for the year ended April 30, 2023, were as follows:
Fee
Class 529A	$8,084
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2023, the fee was $276,524, which equated to 0.0093% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,319,612.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended April 30, 2023 was equivalent to an annual effective rate of 0.0159% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 8,894 shares of Class R1 for an aggregate amount of $53,987.
On August 3, 2022, MFS redeemed 11 shares of Class R6 for an aggregate amount of $63.
51

Notes to Financial Statements  - continued
(4) Portfolio Securities
For the year ended April 30, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$915,903,164	$916,834,532
Non-U.S. Government securities	537,856,052	453,776,800
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	72,153,223	$411,965,008	86,778,837	$521,056,716
Class B	55,836	316,341	183,031	1,099,205
Class C	1,971,499	11,255,420	1,918,779	11,513,621
Class I	73,321,138	415,905,432	76,084,181	455,165,312
Class R1	3,851	21,916	64,702	391,258
Class R2	14,560	83,153	77,506	463,314
Class R3	33,920	193,944	54,107	326,851
Class R4	30,792	175,900	206,483	1,259,581
Class R6	113,492,676	650,016,899	63,439,661	380,041,306
Class 529A	272,247	1,579,104	23,913,148	142,710,255
Class 529B	—	—	213,931	1,294,442
Class 529C	—	—	2,486,150	15,048,298
	261,349,742	$1,491,513,117	255,420,516	$1,530,370,159
52

Notes to Financial Statements  - continued
	Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	4,349,462	$24,789,017	1,977,358	$11,887,315
Class B	5,686	32,316	2,075	12,489
Class C	71,228	405,448	20,445	123,531
Class I	2,251,266	12,771,677	1,072,997	6,414,857
Class R1	1,422	8,080	964	5,810
Class R2	4,902	27,947	2,964	17,859
Class R3	3,049	17,382	1,999	12,033
Class R4	4,319	24,694	2,330	14,059
Class R6	5,886,069	33,458,996	2,461,632	14,760,610
Class 529A	39,556	229,822	384,355	2,312,326
Class 529B	—	—	1,653	10,025
Class 529C	—	—	16,501	100,299
	12,616,959	$71,765,379	5,945,273	$35,671,213
Shares reacquired
Class A	(79,137,216)	$(451,526,635)	(79,336,015)	$(477,914,545)
Class B	(178,998)	(1,014,815)	(259,027)	(1,545,993)
Class C	(2,858,691)	(16,287,951)	(2,902,597)	(17,434,007)
Class I	(64,871,036)	(368,040,935)	(52,990,618)	(316,050,111)
Class R1	(141,992)	(812,046)	(111,918)	(669,084)
Class R2	(102,733)	(586,423)	(124,185)	(746,996)
Class R3	(105,891)	(603,851)	(99,637)	(603,145)
Class R4	(10,292)	(58,807)	(98,084)	(591,315)
Class R6	(85,757,860)	(488,492,469)	(27,977,440)	(167,143,276)
Class 529A	(46,590,587)	(269,848,737)	(12,281,049)	(73,998,631)
Class 529B	—	—	(812,524)	(4,805,493)
Class 529C	—	—	(8,709,189)	(51,576,626)
	(279,755,296)	$(1,597,272,669)	(185,702,283)	$(1,113,079,222)
53

Notes to Financial Statements  - continued
	Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Net change
Class A	(2,634,531)	$(14,772,610)	9,420,180	$55,029,486
Class B	(117,476)	(666,158)	(73,921)	(434,299)
Class C	(815,964)	(4,627,083)	(963,373)	(5,796,855)
Class I	10,701,368	60,636,174	24,166,560	145,530,058
Class R1	(136,719)	(782,050)	(46,252)	(272,016)
Class R2	(83,271)	(475,323)	(43,715)	(265,823)
Class R3	(68,922)	(392,525)	(43,531)	(264,261)
Class R4	24,819	141,787	110,729	682,325
Class R6	33,620,885	194,983,426	37,923,853	227,658,640
Class 529A	(46,278,784)	(268,039,811)	12,016,454	71,023,950
Class 529B	—	—	(596,940)	(3,501,026)
Class 529C	—	—	(6,206,538)	(36,428,029)
	(5,788,595)	$(33,994,173)	75,663,506	$452,962,150
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 13%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund.
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective June 1, 2019, purchases of the fund's Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of
54

Notes to Financial Statements  - continued
credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2023, the fund’s commitment fee and interest expense were $14,485 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$155,032,857	$767,800,553	$877,336,044	$(4,964)	$8,978	$45,501,380

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,338,687	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
55

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of
MFS Limited Maturity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Limited Maturity Fund (the “Fund”), including the portfolio of investments, as of April 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
56

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 15, 2023
We have served as the auditor of one or more of the MFS investment companies since 1924.
57

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2023, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 56)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 68)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 71)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 68)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 67)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
58

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 67)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 65)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel
Kino Clark (k) (age 54)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 54)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 55)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
59

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 46)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 44)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 52)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 48)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 62)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
60

Trustees and Officers - continued
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Philipp Burgener Alexander Mackey
61

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
62

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2023 income tax forms in January 2024. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
63

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
64

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
65

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
April 30, 2023
MFS®  Municipal Limited
Maturity Fund
MTL-ANN

MFS® Municipal Limited
Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	11.8%
Utilities - Other	9.5%
Airport Revenue	9.0%
General Obligations - General Purpose	8.7%
Multi-Family Housing Revenue	7.9%
Student Loan Revenue	6.4%
Utilities - Investor Owned	5.9%
General Obligations - Schools	5.9%
Single Family Housing - State	4.4%
Universities - Colleges	3.2%
Composition including fixed income credit quality (a)(i)
AAA	11.9%
AA	22.5%
A	36.9%
BBB	18.4%
BB	4.8%
B	0.1%
CCC	0.4%
CC (o)	0.0%
D	0.2%
Not Rated	5.3%
Cash & Cash Equivalents	(0.5)%
Portfolio facts
Average Duration (d)	2.8
Average Effective Maturity (m)	3.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Management Review
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Municipal Limited Maturity Fund (fund) provided a total return of 1.68%, at net asset value. This compares with a return of 2.84% for the fund’s benchmark, the Bloomberg 1-9 Year Municipal Bond Index.
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Those shifts exposed an asset-liability mismatch that forced the closure of several institutions by regulators, setting the stage for a substantial drop in longer-term interest rates. Given the importance of small and mid-sized lenders to the provision of credit in the US, concerns were raised in the aftermath of the crisis that credit availability could become constrained, leading to slower economic growth. On a more upbeat note, China’s abandonment of its Zero-COVID policy helped unleash a substantial amount of pent-up demand in the world’s second-largest economy. In developed markets, consumer demand remained solid.
Policymakers find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, central banks remained focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to consider achieving their inflation mandates while using macroprudential tools to keep the banking system liquid, a potentially difficult balancing act. That juxtaposition suggests that we may be nearing peak monetary policy rates.
Against an environment of still-tight labor markets, tighter global financial conditions and volatile materials prices, investor anxiety appeared to have increased over the potential that corporate profit margins may be past peak for this cycle. That said, signs that supply chains have generally normalized, the lifting of COVID restrictions in China, low levels of unemployment across developed markets and hopes that inflation levels may have peaked were supportive factors for the macroeconomic backdrop.
In the US, much of the rise in municipal bond yields occurred in the first half of the reporting period, peaking in late October in the index used for this fund. Since that point, falling yields provided a tailwind to returns, resulting in positive performance over the entire reporting period for the index. In the broad municipal investment grade index, outperforming segments included the five- to 15-year portion of the yield curve and the higher credit quality tiers. Positively, the yield (yield-to-worst) on the benchmark index ended the period higher at 2.93%, compared to 2.67% a year ago.

Management Review - continued
With the Fed having raised interest rates to slow economic activity, state and local municipal tax collections may soften from strong levels, however, most municipal borrowers retained their solid financial positions following years of economic growth that bolstered liquidity positions.
Factors Affecting Performance
Relative to the Bloomberg 1-9 Year Municipal Bond Index, the fund's asset allocation decisions detracted from performance. From a quality perspective, exposure to “CCC” and non-rated(r) securities, for which the benchmark has no exposure, and the fund's overweight allocation to “BBB” rated bonds, held back relative returns. Security selection within the housing sector, coupled with the fund's duration(d) positioning over the reporting period, also weakened relative performance.
On the positive side, security selection within both the industrial revenue and health care sectors contributed to the fund's relative performance. Favorable security selection within “BBB” rated bonds also supported relative results.
Respectfully,
Portfolio Manager(s)
Michael Dawson, Jason Kosty, Megan Poplowski, and Geoffrey Schechter
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

Performance Summary THROUGH 4/30/23
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment

Performance Summary  - continued
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	3/17/92	1.68%	1.43%	1.26%	N/A
B	9/07/93	0.92%	0.67%	0.51%	N/A
C	7/01/94	0.82%	0.57%	0.41%	N/A
I	8/30/10	1.82%	1.57%	1.41%	N/A
R6	9/01/17	1.90%	1.63%	N/A	1.24%
Comparative benchmark(s)

Bloomberg 1-9 Year Municipal Bond Index (f)	2.84%	1.69%	1.49%	N/A
Average annual with sales charge

A With Initial Sales Charge (2.50%)	(0.87)%	0.91%	1.01%	N/A
B With CDSC (Declining over six years from 4% to 0%) (v)	(3.08)%	0.29%	0.51%	N/A
C With CDSC (1% for 12 months) (v)	(0.18)%	0.57%	0.41%	N/A
CDSC – Contingent Deferred Sales Charge.
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg 1-9 Year Municipal Bond Index(a) – a market capitalization-weighted index that measures the performance of the medium-term (1 to 9 years) tax-exempt bond market.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share

Performance Summary  - continued
classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
A portion of the fund’s monthly distributions may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2022 through April 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.60%	$1,000.00	$1,038.00	$3.03
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
B	Actual	1.35%	$1,000.00	$1,035.56	$6.81
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
C	Actual	1.45%	$1,000.00	$1,033.66	$7.31
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
I	Actual	0.45%	$1,000.00	$1,038.79	$2.27
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
R6	Actual	0.38%	$1,000.00	$1,039.17	$1.92
	Hypothetical (h)	0.38%	$1,000.00	$1,022.91	$1.91
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/23
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.9%
Alabama - 3.9%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$1,257,201
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Maryvale Place Project), “F”, HUD Section 8, 4%, 10/01/2025 (Put Date 4/01/2025)	4,645,000	4,665,686
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	7,130,000	7,071,994
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	3,865,000	4,175,656
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 4), “B-1”, 5%, 5/01/2053 (Put Date 8/01/2028)	6,380,000	6,648,095
Alabama Southeast Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	12,000,000	12,767,090
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2023	225,000	225,564
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2024	325,000	331,353
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2025	500,000	521,991
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	3,756,159
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	10,000,000	10,013,183
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 4.148% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,467,062
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	6,130,000	6,150,585
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	7,000,000	7,436,258
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	3,795,000	4,040,151
Black Belt Energy Gas District, AL, Gas Supply Rev., “B”, 5.25%, 12/01/2053 (Put Date 12/01/2030)	4,250,000	4,636,915
Black Belt Energy Gas District, AL, Gas Supply Rev., “D-1”, 4%, 7/01/2052 (Put Date 6/01/2027)	4,270,000	4,291,143
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2023	450,000	451,505
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	880,365
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	665,357

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2029	$400,000	$442,477
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,199,909
Mobile County, AL, Board of School Commissioners Special Tax School Warrants , 4%, 3/01/2024	540,000	542,802
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	2,846,625
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2023	425,000	424,708
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2024	400,000	400,145
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2023	710,000	712,841
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2024	750,000	758,652
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	804,330
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2026	1,030,000	1,069,630
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,294,759
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	10,008,679
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2024	100,000	100,409
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2025	150,000	151,195
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	105,895
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2030	425,000	472,606
		$113,788,975
Alaska - 0.4%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 12/01/2023	$450,000	$448,915
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 6/01/2024	400,000	399,127
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2024	650,000	659,390
Alaska Housing Finance Corp., General Mortgage Rev. II, “C”, 5.75%, 12/01/2052	5,015,000	5,421,629
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2023	2,305,000	2,319,888

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alaska - continued
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “B1”, 0.5%, 6/01/2031	$80,000	$79,819
State of Alaska, International Airport System Rev., “C”, 5%, 10/01/2026	1,455,000	1,527,958
		$10,856,726
Arizona - 3.4%
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 4%, 7/01/2023	$130,000	$130,063
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2024	125,000	126,870
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2025	145,000	148,221
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2027	160,000	168,948
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	134,049
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	135,774
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	147,962
Arizona Industrial Development Authority Education Rev. (GreatHearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	137,859
Arizona Industrial Development Authority Education Rev., Taxable (KIPP NYC Public Charter Schools - Gerard Facility Project), “C”, 1.5%, 7/01/2023	200,000	198,545
Arizona Industrial Development Authority Education Rev., Taxable (KIPP NYC Public Charter Schools - Gerard Facility Project), “C”, 1.8%, 7/01/2024	225,000	214,838
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2024	500,000	505,803
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.7%, 12/01/2037 (Put Date 8/14/2023)	5,150,000	5,126,370
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2042 (Put Date 9/01/2027)	9,345,000	9,735,167
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	7,560,941
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 9/01/2052 (Put Date 9/01/2027)	9,500,000	9,898,321
Coconino County, AZ, Pollution Control Refunding Rev. (Nevada Power Co. Projects), “A”, 4.125%, 9/01/2032 (Put Date 3/31/2026)	2,085,000	2,106,709

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	$1,300,000	$1,323,919
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,449,049
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	790,000	817,678
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,265,856
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	569,635
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,204,188
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	774,121
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	850,000	931,319
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,100,000	1,045,050
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	870,000	895,977
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2023	125,000	124,998
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2024	135,000	135,329
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	175,400
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	201,339
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	202,346
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	330,508

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	$250,000	$255,258
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “A”, 3%, 1/01/2038 (Put Date 6/01/2024)	10,560,000	10,432,119
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	403,071
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2023	800,000	800,824
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2024	575,000	579,899
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025 (n)	765,000	751,139
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	1,660,000	1,585,690
Phoenix, AZ, Industrial Development Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 3.875%, 12/01/2035 (Put Date 8/01/2023)	25,000,000	25,000,000
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2026	1,115,000	1,142,436
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2023	150,000	150,171
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2024	400,000	403,349
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2027	600,000	620,677
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2028	150,000	156,857
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	2,690,000	2,659,838
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2023	215,000	213,669
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2024	225,000	221,146
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	267,181

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “C-2”, 1.125%, 12/01/2026	$3,350,000	$3,081,206
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,200,000	1,175,503
		$97,823,185
Arkansas - 0.4%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$6,545,000	$6,939,000
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2024	200,000	198,666
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2025	150,000	148,838
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	183,678
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	94,519
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	227,914
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024	400,000	406,623
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	697,805
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	538,775
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,678,429
		$11,114,247
California - 4.7%
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	$1,875,000	$1,894,083
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	17,250,000	18,008,802
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2023	300,000	300,157
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2024	350,000	356,069
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	350,000	361,290
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2026	370,000	388,161

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2027	$800,000	$851,184
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2028	850,000	917,059
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2029	400,000	437,868
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2031	800,000	885,760
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	4,022,450
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail), “A”, 3.65%, 1/01/2050 (Put Date 1/31/2024) (n)	8,885,000	8,865,358
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	10,572,532
California Municipal Finance Authority Refunding Rev. (William Jessup University), 5%, 8/01/2024	835,000	836,636
California Municipal Finance Authority Refunding Rev. (William Jessup University), 5%, 8/01/2027	700,000	698,887
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,161,000
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,038,309
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2027	200,000	212,933
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2028	125,000	134,653
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2029	125,000	136,459
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2030	400,000	441,639
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2031	200,000	223,108
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2032	225,000	253,300
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5%, 11/01/2033	1,150,000	1,291,106
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 4.1%, 7/01/2041 (Put Date 10/02/2023)	7,500,000	7,481,630

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B”, 3.6%, 7/01/2051 (Put Date 7/17/2023)	$2,730,000	$2,725,960
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	450,000	452,994
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	1,455,000	1,440,861
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	4,976,615
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2023	290,000	290,360
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2024	380,000	380,934
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2025	400,000	403,028
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	2,565,000	2,435,850
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2024 (n)	325,000	329,072
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	335,000	340,781
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (Prerefunded 8/01/2025) (n)	25,000	26,197
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2024 (n)	25,000	25,583
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2025 (n)	30,000	31,437
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2023 (n)	1,245,000	1,244,615
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	3,965,000	3,792,724
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,349,545
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.028%, 4/01/2024	1,125,000	1,082,359

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev., Taxable (Front Porch Communities and Services), “B”, 1.31%, 4/01/2025	$1,195,000	$1,114,502
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 1.85%, 6/01/2031	2,695,000	2,688,419
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	1,245,000	1,252,317
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	235,000	236,334
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	385,000	387,186
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2028	1,250,000	1,356,061
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2029	1,410,000	1,551,058
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,416,633
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “G”, 5%, 5/15/2029	10,000,000	11,000,414
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,205,000	1,218,656
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	96,758
Riverside County, CA, Teeter Plan Obligation Notes, “A”, 3.7%, 10/19/2023	3,750,000	3,756,194
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,104,445
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2026	2,225,000	2,327,968
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	3,091,769
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2028	3,250,000	3,501,218
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,321,744
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,529,707
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,209,180
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,082,028

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	$1,100,000	$1,206,276
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2026	1,000,000	1,038,491
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	3,380,000	3,549,208
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	4,500,000	4,758,147
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2031	1,000,000	1,175,007
		$137,069,068
Colorado - 1.9%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2023	$195,000	$196,685
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2023	120,000	121,101
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024	400,000	410,655
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	135,000	138,766
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	175,000	183,425
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	131,383
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2026	195,000	208,425
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	143,126
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2027	200,000	217,806
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,067,233
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	1,330,000	1,332,832
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	630,848
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2025	205,000	213,018
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2026	255,000	268,207
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2027	215,000	230,144
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2028	400,000	434,877
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2029	625,000	688,800

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2030	$720,000	$802,187
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2031	850,000	942,524
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2024	330,000	326,691
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2025	390,000	380,193
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	307,090
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	466,714
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	425,669
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	390,537
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	445,698
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	839,582
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2034	1,000,000	1,133,662
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2035	1,200,000	1,342,555
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,574,938
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,136,418
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,267,911
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 3%, 7/15/2023	100,000	99,731
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2024	400,000	402,137
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2024	300,000	303,054
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2025	325,000	330,450
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2025	400,000	408,663
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 3%, 1/15/2026	600,000	585,852

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2026	$300,000	$310,039
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2027	500,000	519,940
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2027	600,000	628,186
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 1/15/2028	1,075,000	1,132,885
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 5%, 7/15/2028	850,000	901,661
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2027	5,000,000	5,394,107
Denver, CO, City & County Airport System Rev., “A”, 5%, 11/15/2028	14,000,000	15,318,572
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,518,907
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,047,768
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,008,180
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	500,000	525,341
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2026	1,300,000	1,392,700
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,359,220
		$54,587,093
Connecticut - 1.3%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$1,947,757
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	2,802,072
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	1,848,755
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2023	250,000	250,594
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2024	250,000	254,714
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2025	250,000	259,874
Connecticut Health & Educational Facilities Authority Rev. (Stamford Hospital), “L-1”, 4%, 7/01/2023	495,000	494,870

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2026 (w)	$1,000,000	$1,045,820
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2027 (w)	1,440,000	1,526,542
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2028 (w)	890,000	954,698
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2029 (w)	2,000,000	2,170,018
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 5%, 11/15/2030 (w)	2,030,000	2,227,234
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “E-1”, GNMA, 5.5%, 11/15/2052	5,890,000	6,303,589
East Hartford, CT, Housing Authority Multi-Family Rev. (Summerfield Townhouses Project), “A”, 4.25%, 2/01/2027 (Put Date 2/01/2025)	3,000,000	3,013,769
Hamden, CT, General Obligation, BAM, 4%, 8/15/2023	300,000	300,371
Hamden, CT, General Obligation, BAM, 4%, 8/15/2025	400,000	405,330
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,027,234
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	5,768,558
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2024	1,280,000	1,307,223
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 9/01/2023	2,005,000	2,016,518
West Haven, CT, General Obligation, BAM, 4%, 3/15/2025	420,000	426,169
		$38,351,709
Delaware - 0.2%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$150,000	$150,787
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	220,000	211,434
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	5,985,000	5,685,888
		$6,048,109

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - 1.5%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$1,100,015
District of Columbia, Housing Finance Agency, Collateralized Multi-Family Rev. (Parcel 42 Project) , 1.7%, 9/01/2041 (Put Date 3/01/2025)	9,000,000	8,648,619
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	2,415,000	2,282,336
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 3%, 9/01/2028 (Put Date 9/01/2026)	5,350,000	5,226,816
District of Columbia, Housing Finance Agency, Multi-Family Development Program, Taxable, “B-3”, 0.9%, 10/01/2024	1,400,000	1,323,707
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Cascade Park Apartments II Project), 0.7%, 8/01/2042 (Put Date 8/01/2024)	3,970,000	3,784,097
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Paxton Project), 4%, 9/01/2040 (Put Date 9/01/2025)	3,750,000	3,787,997
Metropolitan Washington, D.C., Airport Authority System Rev., “A”, 5%, 10/01/2027	7,000,000	7,534,801
Metropolitan Washington, D.C., Airport Authority, Airport System Refunding Rev., “A”, 5%, 10/01/2034	10,000,000	10,136,093
		$43,824,481
Florida - 2.8%
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.75%, 5/01/2023	$1,080,000	$1,080,000
Broward County, FL, Multi-Family Housing Rev. (Solaris Apartments), “B”, FNMA, 0.7%, 1/01/2025 (Put Date 7/01/2024)	4,375,000	4,182,274
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	543,389
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	634,724
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2025	430,000	436,512
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2027	565,000	585,246
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2029	940,000	975,128
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2031	1,040,000	1,075,618

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2025	$400,000	$410,963
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	297,576
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2027	880,000	935,617
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2028	625,000	674,795
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2029	500,000	547,547
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2027 (n)	1,270,000	1,179,211
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2028 (n)	825,000	749,237
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	215,000	209,186
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	501,749
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,584,954
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,380,784
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,118,407
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2025	920,000	945,375
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2026	500,000	523,011
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2028	135,000	146,342
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2029	485,000	535,539
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2030	765,000	856,060
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 5%, 1/01/2031	745,000	845,504
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Hampton Point Apartments), “E”, 5%, 5/01/2026 (Put Date 5/01/2025)	5,600,000	5,758,337
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2027	1,375,000	1,480,050
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2028	1,795,000	1,959,897

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2029	$1,350,000	$1,492,750
Greater Orlando Aviation Authority Airport Facilities Rev., “A”, 5%, 10/01/2030	1,375,000	1,535,792
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,737,784
Lee Memorial Health System, FL, Hospital Rev., “A-2”, 5%, 4/01/2033 (Put Date 4/01/2026)	5,135,000	5,330,999
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	406,864
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Quail Roost Transit Village I), HUD Section 8, 5%, 9/01/2026 (Put Date 9/01/2025)	4,250,000	4,368,998
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	125,000	125,736
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5%, 10/01/2035	1,650,000	1,824,823
Miami-Dade County, FL, Seaport Rev., “B”, 5%, 10/01/2023	1,500,000	1,509,627
Orange County, FL, Health Facilities Authority Rev. (AdventHealth Obligated Group), “C”, 5%, 11/15/2052 (Put Date 11/15/2026)	17,860,000	19,028,739
Orange County, FL, Health Facilities Authority Rev. (AdventHealth Obligated Group), “C”, ETM, 5%, 11/15/2052 (Prerefunded 11/15/2026)	1,140,000	1,225,883
Orange County, FL, Housing Finance Authority, Multi-Family Housing Rev. (Dunwoodie Place Apartments), “A”, 0.2%, 9/01/2024	4,700,000	4,625,463
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2028	150,000	159,651
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2029	200,000	214,718
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2030	200,000	216,011
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2031	200,000	216,965
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2032	250,000	271,931
Pasco County, FL, School Board Refunding Certificates of Participation, “A”, 5%, 8/01/2025	100,000	104,256
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	430,000	378,007
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2023	115,000	114,198
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2024	140,000	137,416

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	$180,000	$174,551
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2023	100,000	100,209
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2024	100,000	101,576
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	103,504
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	105,180
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	192,223
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2028	230,000	249,368
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	246,882
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	277,012
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	330,930
		$80,061,078
Georgia - 3.7%
Appling County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Hatch Project), “A”, 1.5%, 1/01/2038 (Put Date 2/03/2025)	$2,500,000	$2,367,134
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	856,760
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 3.95%, 12/01/2032 (Put Date 3/08/2028)	6,245,000	6,283,776
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 2.875%, 8/01/2043 (Put Date 8/19/2025)	2,000,000	1,947,297
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	2,885,000	2,881,423
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	2,030,000	1,922,113
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.925%, 11/01/2053 (Put Date 3/12/2024)	5,000,000	4,942,550

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2024	$535,000	$541,940
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2025	800,000	824,923
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2027	500,000	535,398
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2028	500,000	544,578
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2024	590,000	598,237
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2025	610,000	627,915
DeKalb, GA, Housing Authority, Multi-Family Housing Rev. (Tranquility at Decatur Project), “B”, 2.77%, 9/01/2025 (Put Date 3/01/2025)	1,325,000	1,300,352
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 4%, 8/01/2048 (Put Date 12/01/2023)	8,815,000	8,827,467
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 3.998% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	10,005,886
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	9,500,000	10,018,290
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	3,610,000	3,627,785
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 5%, 12/01/2052 (Put Date 6/01/2029)	8,845,000	9,280,477
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,765,000	1,763,042
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	15,095,000	15,037,117
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, FLR, 4.078% (67% of LIBOR - 1mo. + 0.83%), 8/01/2048 (Put Date 12/01/2023)	8,420,000	8,434,038
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2027	850,000	902,526
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2029	1,110,000	1,217,781
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,753,893
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,260,839
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Dallas Manor Apartment Project), HUD Section 8, 0.25%, 10/01/2024 (Put Date 10/01/2023)	2,000,000	1,963,358

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Spring Grove Apartment Project), HUD Section 8, 0.25%, 10/01/2024 (Put Date 10/01/2023)	$2,250,000	$2,208,777
		$106,475,672
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$400,000	$419,749
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 5%, 10/01/2023	905,000	909,689
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.499%, 10/01/2025	620,000	575,766
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 2.899%, 10/01/2027	840,000	749,644
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.099%, 10/01/2028	1,880,000	1,651,124
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.339%, 10/01/2030	615,000	521,176
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	450,000	376,431
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	500,549
		$5,704,128
Hawaii - 0.1%
Hawaii Harbor System Rev., “A”, 5%, 7/01/2024	$250,000	$254,858
Hawaii Harbor System Rev., “A”, 5%, 7/01/2025	350,000	361,152
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	250,000	266,474
Hawaii Harbor System Rev., “A”, 5%, 7/01/2028	1,000,000	1,084,207
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	550,975
		$2,517,666
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,090,632
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,229,200
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project), “A”, 0.7%, 7/01/2024	1,840,000	1,779,074
		$6,098,906
Illinois - 7.8%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,521,882
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,555,974
Chicago, IL, “A”, 5%, 1/01/2028	5,000,000	5,293,429

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, “A”, 5%, 1/01/2029	$3,000,000	$3,207,403
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,120,121
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	1,985,000	1,999,502
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	2,940,000	2,961,478
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,584,685
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	8,170,000	7,980,267
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,681,163
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	5,575,557
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2033	1,500,000	1,691,236
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.25%, 4/01/2034	1,345,000	1,509,466
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2029	1,260,000	1,327,153
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,579,522
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,144,078
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	2,927,987
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,432,614
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,132,963
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	10,647,227
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	6,640,000	5,968,484
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	4,550,000	4,652,506
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	1,000,000	1,069,134
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	1,000,000	1,087,832
Chicago, IL, General Obligation, “A”, 5%, 1/01/2034	7,000,000	7,587,923
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	3,110,000	3,288,110
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,139,848

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 6/15/2024	$7,075,000	$6,773,888
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,121,192
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	3,060,000	3,062,833
Chicago, IL, Multi-Family Housing Rev. (Covent Apartments Project), 4%, 9/01/2025 (Put Date 9/01/2024)	1,637,250	1,642,013
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2025	2,000,000	2,046,999
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “C”, 5%, 1/01/2026	3,500,000	3,624,799
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,117,497
Chicago, IL, O'Hare International Airport, Passenger Facility Charge Rev., “B”, 5%, 1/01/2030	580,000	580,457
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2023	700,000	700,639
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2023	270,000	270,246
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2025	150,000	154,689
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,600,000	2,732,848
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2025	1,000,000	1,042,478
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	572,931
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,194,868
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,260,351
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2024	215,000	217,329
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	460,397
East Moline, IL, General Obligation, Taxable, BAM, 1.21%, 1/15/2024	325,000	315,428
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2023	260,000	259,404

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2024	$270,000	$267,666
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2025	275,000	274,747
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2025	750,000	770,284
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	2,325,000	2,362,947
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2024	345,000	345,681
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2025	460,000	464,129
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2026	485,000	492,275
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2028	530,000	546,011
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2030	590,000	614,050
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	353,962
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	851,412
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	190,000	189,945
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, ETM, 4%, 5/15/2023	25,000	25,005
Illinois Finance Authority Rev. (Northshore University Health System), “A”, 5%, 8/15/2023	1,000,000	1,004,392
Illinois Finance Authority Rev. (OSF Healthcare System), “B-1”, 5%, 5/15/2050 (Put Date 11/15/2024)	4,000,000	4,045,875
Illinois Finance Authority Rev. (OSF Healthcare System), “B-2”, 5%, 5/15/2050 (Put Date 11/15/2026)	4,500,000	4,708,845
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.5%, 5/15/2029	805,000	809,080
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2031	905,000	919,514
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5.75%, 5/15/2032	955,000	968,404
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2033	1,015,000	1,043,146
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6%, 5/15/2034	1,075,000	1,100,826

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-2”, 5.25%, 11/15/2027	$1,940,000	$1,936,089
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-3”, 4.75%, 11/15/2027	3,880,000	3,864,296
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	771,354
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	782,955
Illinois Finance Authority Rev., Taxable (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	1,035,000	922,159
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2027	250,000	270,279
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	214,852
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2029	250,000	279,357
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	277,979
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	261,210
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,350,000	1,373,754
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	778,505
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	225,000	232,122
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,373,352
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	251,547
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,341,936

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	$850,000	$906,011
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	662,585
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	398,408
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2024	500,000	508,820
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	524,085
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	528,683
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	535,130
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	546,054
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	539,088
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	457,811
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	537,504
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	950,000	939,891
Illinois Housing Development Authority Rev., “H”, GNMA, 3.47%, 10/01/2053 (Put Date 12/01/2023)	8,000,000	7,980,779
Illinois Housing Development Authority, Multi-Family Housing Rev. (Berry Manor), 4%, 9/01/2025 (Put Date 9/01/2024)	500,000	501,068
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,502,465

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	$2,405,000	$2,565,798
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	978,136
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	356,282
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	733,521
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2025	545,000	550,869
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	99,892
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	473,379
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	489,159
Madison, Macoupin, Etc. Counties, IL, Community College District No. 536, BAM, 5%, 11/01/2027	1,485,000	1,529,478
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	80,000	80,638
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	169,133
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	175,600
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2024	525,000	531,763
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2025	425,000	437,045
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	720,056
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	556,199
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	687,978
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,093,714
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,431,169
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2025	325,000	337,635
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	263,195

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	$700,000	$712,040
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2023	1,000,000	1,000,342
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2024	785,000	789,891
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2025	1,200,000	1,209,575
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2027	1,700,000	1,743,780
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,027,592
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,122,869
State of Illinois, General Obligation, 5%, 2/01/2025	6,190,000	6,341,779
State of Illinois, General Obligation, AGM, 5%, 2/01/2027	910,000	920,587
State of Illinois, General Obligation, AGM, 4%, 2/01/2030	380,000	391,724
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	5,365,000	5,751,520
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	365,000	366,158
State of Illinois, General Obligation, “A”, 5%, 10/01/2028	2,200,000	2,389,676
State of Illinois, General Obligation,“C”, 5%, 6/15/2023	2,000,000	2,003,968
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	240,551
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	390,861
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	953,315
		$224,594,021
Indiana - 2.5%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,021,045
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2023	200,000	200,255
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2024	360,000	361,869
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2024	640,000	646,132
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2025	655,000	665,135
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2025	570,000	580,689
Evansville, IN, Redevelopment Authority Lease Rental Rev. (Arena Project), BAM, 5%, 2/01/2025	1,000,000	1,035,563

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 1.99%, 11/15/2024	$350,000	$331,634
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	115,000	103,567
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 1.72%, 11/15/2023	300,000	292,969
Indiana Finance Authority Rev., Taxable (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	470,640
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2023	200,000	200,913
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	279,573
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,489,863
Indiana Finance Authority, Environmental Improvement Rev. (Fulcrum Centerpoint LLC Project), 4.5%, 12/15/2046 (Put Date 11/15/2023)	10,000,000	9,973,846
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	788,486
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	835,653
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,238,546
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,067,383
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,612,963
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2024	1,000,000	1,010,274
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2025	1,250,000	1,278,712
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2026	2,000,000	2,071,280
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2027	2,000,000	2,097,656
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2028	1,750,000	1,855,999
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2029	1,500,000	1,608,152
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2030	1,450,000	1,564,220

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1A”, 5%, 6/01/2031	$520,000	$564,690
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,000,000	1,019,888
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2023	1,400,000	1,401,530
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2023	335,000	335,427
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2024	680,000	683,295
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2024	690,000	696,448
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2025	355,000	359,901
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2025	360,000	366,592
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,563,069
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	1,500,000	1,578,589
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,285,343
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,624,068
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,081,287
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,089,846
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	2,045,000	2,025,459
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	300,000	302,922
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Projects), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,290,000	1,277,673
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047 (Put Date 11/01/2024)	7,500,000	7,617,760
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	6,590,000	6,777,692
Whiting, IN, Environmental Facilities Rev. (BP Products North American, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	5,000,000	5,176,761
		$72,511,257

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.1%
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	$1,000,000	$1,018,126
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,472,102
		$2,490,228
Kansas - 1.4%
Burlington, KS, Environmental Improvement Rev. (Kansas City Power & Light Co. Project), “B”, 2.95%, 12/01/2023	$10,000,000	$9,953,240
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2024 (n)	1,300,000	1,297,034
Kansas Development Finance Authority Rev. (Advent Health Obligated Group Hospital), “B”, 5%, 11/15/2054 (Put Date 11/15/2028)	11,335,000	12,542,168
Kansas Development Finance Authority Rev. (Advent Health Obligated Group Hospital), ETM, “B”, 5%, 11/15/2054 (Prerefunded 11/15/2028)	1,545,000	1,736,219
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	85,000	82,555
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	306,293
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	311,193
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	278,640
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “B-2”, 2.375%, 6/01/2027	430,000	401,919
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,756,173
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,851,004
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2028	1,960,000	1,944,177
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,044,902
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,149,556
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,250,268
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 5.75%, 12/01/2033	2,115,000	2,080,390
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “B”, 5.125%, 12/01/2026	1,000,000	993,352
		$41,979,083

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - 2.1%
Boone County, KY, Pollution Control Rev. (Duke Energy Kentucky, Inc. Project), “A”, 3.7%, 8/01/2027	$4,500,000	$4,462,148
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	9,734,418
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2023	350,000	350,732
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2024	225,000	228,598
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2025	270,000	279,459
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	236,654
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 3.7%, 1/01/2032 (n)	2,895,000	2,756,216
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,794,427
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,076,590
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,748,107
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2023	350,000	350,426
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	709,118
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	500,000	506,513
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,388,365
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	750,000	771,314
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,085,478
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	950,000	990,602
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,169,767
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	1,000,000	1,056,589
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,222,945
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	754,426

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	$1,250,000	$1,347,189
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2024	95,000	97,424
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2025	160,000	167,575
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,147,782
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,053,029
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	850,000	840,955
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 1/01/2025)	11,785,000	11,813,736
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	5,000,000	5,007,322
University of Kentucky, General Receipts, “A”, 4%, 10/01/2029	1,000,000	1,034,330
		$60,182,234
Louisiana - 1.2%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2024	$325,000	$329,616
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (American Biocarbon, CT, LLC Project), 3.85%, 12/01/2046 (Put Date 8/01/2023)	5,000,000	4,997,686
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.576%, 10/01/2023	250,000	245,354
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.682%, 10/01/2024	500,000	471,024
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 0.965%, 10/01/2025	750,000	688,116
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	295,728
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	403,800

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev., Taxable (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	$1,285,000	$1,110,194
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027 (Put Date 12/01/2023)	2,705,000	2,667,502
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	2,200,000	2,169,503
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	1,690,000	1,666,573
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	300,000	308,779
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	3,225,000	3,226,055
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	3,650,000	3,653,884
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,161,421
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,127,650
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2023	1,480,000	1,481,836
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	356,534
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2026	735,000	765,942
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2027	945,000	984,005
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	1,890,000	1,975,414
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	725,464
		$34,812,080
Maine - 0.5%
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2023	$175,000	$176,532
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2024	310,000	317,055
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2025	330,000	342,971
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2026	360,000	379,147
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	1,000,000	1,030,248
State Maine Housing Authority Mortgage Purchase, “B”, 3.125%, 11/15/2054 (Put Date 5/01/2024)	12,900,000	12,836,661
		$15,082,614

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - 0.9%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$846,052
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	1,017,283
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 3%, 7/01/2024	475,000	469,614
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	343,406
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	515,000	511,820
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,357,269
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,629,766
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	668,537
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2024	540,000	542,996
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2025	475,000	482,468
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	509,096
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	447,951
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	316,253
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	308,850
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	305,919
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	3,490,000	3,592,625
Maryland Health & Higher Educational Facilities Authority Rev. (Pooled Loan Program), “B”, VRDN, 3%, 4/01/2035	4,860,000	4,860,000
Prince George's County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	7,194,016
		$25,403,921

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - 2.6%
Lowell, MA, Regional Transit Authority General Obligation Rev., 3.75%, 8/18/2023	$6,200,000	$6,195,241
Lynn, MA, General Obligation, 4%, 9/01/2023	7,400,000	7,403,694
Massachusetts Development Finance Agency Multi-Family Housing Rev. (Salem Heights II Preservation Associates LP), “B”, 0.25%, 7/01/2024 (Put Date 7/01/2023)	4,500,000	4,466,644
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	475,000	492,218
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	630,232
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	552,838
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,574,635
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2023	215,000	214,666
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2024	225,000	222,799
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2025	230,000	226,249
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	142,166
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	249,343
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	322,307
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,378,653
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	110,000	110,578
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,534,571
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,813,434
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,100,774
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,015,191
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,174,825
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,539,948

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	$1,000,000	$1,035,145
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	816,166
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	891,968
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2023	325,000	326,818
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2024	365,000	372,500
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	363,607
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	370,328
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2027	500,000	538,842
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2029	1,275,000	1,421,568
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2031	1,150,000	1,286,395
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	3,455,000	3,204,715
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2023	250,000	250,477
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2024	600,000	607,882
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	850,000	872,613
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,044,140
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,592,241
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	45,000	42,962
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,519,860
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	2,980,000	2,859,867
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 3.625%, 7/01/2038	4,270,000	3,990,409
Massachusetts Housing Finance Agency Rev., “D-3”, FHA, 3.3%, 12/01/2026	1,000,000	999,022

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Housing Finance Agency, “A-3”, 3.05%, 12/01/2027	$2,000,000	$1,990,716
Milton, MA, General Obligation Anticipation Notes, 4.5%, 8/30/2023	11,573,000	11,618,915
		$74,378,162
Michigan - 3.1%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2023	$1,250,000	$1,252,926
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	1,000,000	1,019,663
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2029	1,000,000	1,016,793
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2023	1,045,000	1,045,000
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2024	1,075,000	1,072,585
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	675,000	672,001
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2023	425,000	426,030
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2024	650,000	662,034
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2025	950,000	989,548
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2024	550,000	555,567
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2026	790,000	812,990
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2031	810,000	864,177
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.33%, 5/01/2023	835,000	835,000
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.55%, 5/01/2024	2,340,000	2,238,501
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), Taxable, 0.83%, 5/01/2025	1,000,000	928,203
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	538,524
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	671,997

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Hospital Rev. (Bronson Healthcare Group Inc.), “B”, 5%, 11/15/2044 (Put Date 11/16/2026)	$8,405,000	$8,825,772
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,293,589
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,627,986
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	10,312,436
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,033,554
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2027	2,700,000	2,842,598
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,181,170
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,660,115	1,589,338
Michigan Housing Development Authority, Multi-Family Housing Rev. (Clark Road Senior Apartments Project), 4.5%, 12/01/2042 (Put Date 4/01/2026)	7,735,000	7,930,972
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	2,640,000	2,457,418
Michigan Housing Development Authority, Single Family Mortgage Rev., “D”, 5.5%, 6/01/2053	3,625,000	3,874,596
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	2,515,000	2,496,744
Michigan Strategic Fund Ltd. Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	6,021,212
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,082,264
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,137,609
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,154,298
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,061,095
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2028	1,125,000	1,211,407
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2029	1,000,000	1,090,252

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	$500,000	$550,004
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	257,439
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	367,293
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	1,837,809
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	2,972,826
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	2,824,883
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	403,917
		$89,040,020
Minnesota - 0.5%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2023	$415,000	$413,895
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2025	400,000	385,432
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	235,000	222,446
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2024	650,000	645,405
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	664,138
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2027	730,000	723,068
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2028	765,000	754,393
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2025	135,000	139,311
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2026	430,000	452,028
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2028	125,000	136,407
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	500,000	515,967
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	250,000	258,333
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	211,145

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Minnesota Housing Finance Agency, Rental Housing, “A”, GNMA, 2.3%, 8/01/2024	$1,000,000	$977,642
Minnesota Housing Finance Agency, Rental Housing, “C”, GNMA, 3.8%, 2/01/2025	1,885,000	1,889,814
Minnesota Housing Finance Agency, Rental Housing, “C”, HUD Section 8, 0.3%, 2/01/2024	3,170,000	3,091,125
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.45%, 7/01/2023	225,000	223,750
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.6%, 1/01/2024	390,000	381,853
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.7%, 7/01/2024	375,000	361,963
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2023	500,000	503,061
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2024	615,000	625,818
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	874,953
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	731,949
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	743,166
		$15,927,062
Mississippi - 1.6%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2023	$185,000	$185,280
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,780,000	2,816,518
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,680,000	3,765,582
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,960,000	1,999,350
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	387,361
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	361,357
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	385,662
Jackson, MS, General Obligation Refunding, 5%, 3/01/2024	500,000	503,420
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	845,316
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), BAM, 5%, 11/01/2030	1,745,000	1,900,429

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2024	$740,000	$749,930
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	1,200,000	1,268,474
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	768,537
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,532,591
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	7,000,000	7,253,530
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	550,854
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	859,412
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,063,553
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	442,052
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2040 (Put Date 3/01/2027)	5,040,000	5,320,242
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	3,985,827
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,318,203
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	3,000,000	2,844,174
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026 (Prerefunded 1/01/2025)	525,000	542,240
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2024	400,000	404,239
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2025	585,000	604,017
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 0.569%, 1/01/2024	450,000	436,967
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.001%, 1/01/2026	465,000	425,050
West Rankin, MS, Utility Authority Rev., Taxable, AGM, 1.399%, 1/01/2028	500,000	437,443
		$45,957,610

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 1.1%
Kansas City, MO, General Obligation Refunding & Improvement, “A”, 5%, 2/01/2024	$5,500,000	$5,578,934
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2029	4,000,000	4,330,085
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2030	2,000,000	2,164,144
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2031	1,250,000	1,352,504
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2024	300,000	303,056
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2025	425,000	431,429
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	153,654
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 4%, 11/01/2023	315,000	316,147
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2024	155,000	153,747
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	200,291
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	403,233
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	282,453
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	215,804
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	2,693,720
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	8,582,179
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2024	400,000	393,945
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	143,311
Poplar Bluff, MO, Transportation Development District Convertible Transporation Sales Tax Refunding Rev., Taxable, “A”, 5%, 12/01/2027	2,035,000	2,035,000

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Poplar Bluff, MO, Transportation Development District Convertible Transporation Sales Tax Refunding & Improvement Rev., “B”, 3.375%, 12/01/2031	$1,900,000	$1,879,368
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2024	150,000	150,663
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2025	280,000	283,604
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	306,456
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	360,876
		$32,714,603
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050 (Put Date 1/01/2024)	$8,500,000	$8,562,218
Nevada - 0.3%
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2024	$1,500,000	$1,522,272
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2025	2,545,000	2,623,408
Clark County, NV, Jet Aviation Fuel Tax Refunding Rev., “A”, 5%, 7/01/2026	1,545,000	1,615,555
Nevada Housing Division, Multi-Unit Housing Rev. (Woodcreek Apartments), 5%, 12/01/2025 (Put Date 12/01/2024)	2,635,000	2,680,329
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	130,000	127,134
		$8,568,698
New Hampshire - 0.5%
National Finance Authority Pollution Control Refunding Rev. (New York State Electric & Gas Corp. Project), “A”, 4%, 12/01/2028	$4,300,000	$4,342,584
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2024	265,000	263,890
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2025	290,000	286,818
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	260,133

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - continued
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	$580,000	$557,504
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	285,486
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	262,918
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	273,901
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	5,000,000	4,980,913
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	1,910,000	1,974,451
		$13,488,598
New Jersey - 6.0%
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2024	$160,000	$161,081
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2025	175,000	177,954
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2024	150,000	152,708
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	345,000	349,419
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	215,518
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2024	300,000	301,558
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2025	305,000	309,923
Gloucester County, NJ, Improvement Authority Rev. (Rowan University Student Center Project), 0.6%, 3/01/2024	2,155,000	2,080,988
Hudson County, NJ, Municipal Utilities Authority Rev., Sewer Project Notes, “A”, 4%, 5/03/2024 (w)	10,000,000	10,032,461
Monmouth County, NJ, Improvement Authority Rev., Governmental Pooled Loan Project Notes, 4%, 3/15/2024 (w)	14,000,000	14,092,522
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,249,742
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	952,987
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	830,738
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	641,879

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	$1,000,000	$1,020,515
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, 3.125%, 7/01/2029	495,000	478,030
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, BAM, 5%, 7/01/2027	8,495,000	9,078,670
New Jersey Economic Development Authority (Portal North Bridge Project), “A”, 5%, 11/01/2033	1,500,000	1,720,651
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	1,000,000	1,036,558
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,054,702
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5%, 6/15/2033 (w)	5,000,000	5,462,422
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5%, 6/15/2034 (w)	3,000,000	3,286,213
New Jersey Economic Development Authority Rev. (Portal North Bridge Project), “A”, 5%, 11/01/2034	1,040,000	1,185,182
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2025	1,610,000	1,665,762
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,106,763
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,609,631
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,228,523
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2023	220,000	220,373
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2024	300,000	304,909
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2025	500,000	517,317
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2026	565,000	595,161
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2027	410,000	439,966
New Jersey Economic Development Authority Rev., School Facilities Construction, Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	9,445,000	8,418,705

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 1.2%, 11/01/2034 (Put Date 6/01/2023)	$9,000,000	$8,978,716
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,027,184
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,619,586
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,181,923
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,462,392
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,134,089
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2023	215,000	216,611
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2024	330,000	336,236
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	415,000	428,924
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	350,057
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	6,400,000	6,397,796
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2023	300,000	302,247
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	2,350,000	2,394,405
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	575,000	585,422
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	2,687,237
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	878,520
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,403,373
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,494,271
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,643,576
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,075,895

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	$1,750,000	$1,752,337
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	30,000	29,995
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,130,606
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2026	9,000,000	9,480,435
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,068,543
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, NPFG, 5.75%, 6/15/2023	1,010,000	1,012,599
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, AAC, 5.25%, 12/15/2023	155,000	156,573
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2025	550,000	505,212
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	2,500,000	2,217,268
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,635,000	5,499,453
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,355,094
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	3,780,000	3,250,164
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 0.897%, 1/01/2025	1,905,000	1,786,282
New Jersey Turnpike Authority, Turnpike Rev., Taxable, “B”, 1.047%, 1/01/2026	2,380,000	2,174,686
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2023	250,000	250,843
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2024	420,000	428,140
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2023	750,000	755,061
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2025	700,000	729,197
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,480,379
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	1,939,529
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	1,843,760

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Salem Country, NJ, Pollution Control Financing Authority Rev. (Philadelphia Electric Co. Project), “A”, 4.45%, 3/01/2025 (Put Date 3/01/2025)	$2,500,000	$2,498,558
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2029	1,750,000	1,956,894
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2023	13,000,000	13,004,983
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	1,000,000	1,001,030
		$174,885,612
New Mexico - 1.0%
Clayton, NM, Jail Project Improvement Rev., NPFG, 5%, 11/01/2029	$1,000,000	$1,028,458
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 1.1%, 6/01/2040 (Put Date 6/01/2023)	7,000,000	6,979,966
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2023	310,000	311,831
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2024	120,000	122,935
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2024	175,000	176,052
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	152,118
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	317,009
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	225,000	246,356
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	508,366
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	338,798
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	394,920
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2027	2,000,000	2,129,490
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2028	4,000,000	4,318,340
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2029	1,750,000	1,911,823
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2023	600,000	600,616

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - continued
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2024	$960,000	$973,013
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	1,055,000	1,085,408
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,046,310
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I, Tax Exempt, “E”, GNMA, 6.25%, 9/01/2053	5,440,000	6,047,845
		$28,689,654
New York - 6.9%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d.b.a. Jefferson's Ferry Project), “B”, 1.625%, 11/01/2025	$510,000	$474,247
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2024	500,000	507,388
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2025	500,000	513,704
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2023	100,000	99,877
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2024	120,000	119,421
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 3.4%, 7/01/2027	300,000	295,608
City of Elmira Chemung Country, NY, School District Anticipation Notes, 4%, 6/23/2023	3,120,000	3,121,874
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2023	500,000	503,058
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2024	600,000	611,153
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	741,046
Nassau County, NY, Interim Finance Authority Sales Tax, Taxable, “B”, 1.278%, 11/15/2028	6,000,000	5,076,929
Nassau County, NY, Local Economic Assistance Corp., Multi-Family Housing Rev. (Park Lake Hempstead LP Project), 0.3%, 11/01/2024 (Put Date 11/01/2023)	10,000,000	9,838,548
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023 (n)	1,300,000	1,300,545

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025 (n)	$2,400,000	$2,420,982
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2023	600,000	601,734
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2024	750,000	764,144
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2025	750,000	777,868
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032	11,125,000	11,065,482
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	800,000	763,665
New York Housing Finance Agency Affordable Housing Rev., “A-2”, HUD Section 8, 3.75%, 11/01/2062 (Put Date 11/01/2029)	3,000,000	3,003,290
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,200,000	1,103,957
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 5%, 10/01/2023	1,880,000	1,890,128
New York Mortgage Agency Homeowner Mortgage Rev., “242”, 3.5%, 10/01/2052	6,345,000	6,250,310
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2024	1,920,000	1,943,176
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2024	1,955,000	1,993,547
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2025	1,990,000	2,046,400
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2025	2,030,000	2,106,049
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 4/01/2026	2,065,000	2,159,038
New York Mortgage Agency Homeowner Mortgage Rev., “243”, 5%, 10/01/2026	1,810,000	1,907,925
New York Mortgage Agency Homeowner Mortgage Rev., “4th-9th”, 3.25%, 10/01/2028	3,750,000	3,703,871
New York State Housing Finance Agency Affordable Rev., “A-2”, 2.5%, 11/01/2060 (Put Date 5/01/2027)	19,050,000	18,306,810
New York State Housing Finance Agency, Affordable Housing Rev., “G-2”, HUD Section 8, 3.45%, 5/01/2062 (Put Date 5/01/2027)	2,080,000	2,080,682
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	13,780,000	14,001,172

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	$3,965,000	$4,151,506
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), 5%, 12/01/2026	8,635,000	9,005,414
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2023	1,350,000	1,357,020
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2024	1,250,000	1,269,967
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,130,893
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2023	1,900,000	1,914,779
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3”, 1.125%, 5/01/2060 (Put Date 11/01/2024)	6,000,000	5,749,155
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 0.9%, 5/01/2025	500,000	478,561
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1%, 11/01/2025	1,450,000	1,378,798
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,113,252
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,208,078
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development), “F-2-A”, 3.4%, 11/01/2062 (Put Date 12/22/2026)	6,940,000	6,927,775
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2024	750,000	757,454
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,645,137
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,442,654
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,012,206
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	177,061
Oyster Bay, NY, Public Improvement, 4%, 8/25/2023	12,000,000	12,027,031

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Oyster Bay, NY, Public Improvement Refunding Rev., 5%, 8/01/2023	$600,000	$602,619
Oyster Bay, NY, Public Improvement Refunding Rev., 5%, 8/01/2024	1,250,000	1,279,773
Phelps-Clifton Springs, NY, Central School District General Obligation Anticipation Notes, 3%, 7/27/2023	6,075,000	6,059,151
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	1,877,193
Port Authority of NY & NJ (226th Series), 5%, 10/15/2025	1,475,000	1,527,116
Port Authority of NY & NJ (226th Series), 5%, 10/15/2028	3,500,000	3,811,318
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2023	1,125,000	1,125,795
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	470,466
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	241,583
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.25%, 9/01/2023	145,000	142,705
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.45%, 9/01/2024	100,000	94,883
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.7%, 9/01/2025	110,000	101,614
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	126,766
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev., Taxable (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	120,274
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	7,375,481
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 0.67%, 6/01/2023	1,500,000	1,494,578
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, Taxable, “A-1”, 1.015%, 6/01/2024	500,000	479,021
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2023	700,000	701,000
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2024	700,000	708,796
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2025	750,000	769,953
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	250,000	259,819
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,024,940

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	$2,000,000	$2,076,138
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,573,149
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2026)	10,000,000	9,188,747
Yonkers, NY, General Obligation, “C”, AGM, 5%, 3/15/2024	300,000	304,805
		$200,378,052
North Carolina - 1.4%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	$1,000,000	$948,058
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2034 (w)	1,500,000	1,683,765
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2035 (w)	1,000,000	1,111,470
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5%, 7/01/2036 (w)	700,000	768,950
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2027	750,000	793,730
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2028	725,000	776,423
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2029	900,000	977,052
Greater Ashville, NC, Regional Airport Authority System Rev., “A”, AGM, 5%, 7/01/2031	1,370,000	1,520,161
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	2,685,356
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2023	325,000	325,328
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2024	700,000	709,266
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	250,000	257,814
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,332,491
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2028	2,175,000	2,357,736

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2028	$1,845,000	$2,018,738
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 1/01/2030	500,000	554,737
North Carolina Housing Finance Agency, Home Ownership Rev., “48”, 5%, 7/01/2030	1,500,000	1,675,256
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2024	395,000	394,623
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2025	420,000	418,810
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026	440,000	437,566
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	455,866
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	360,207
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	708,780
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	727,043
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	744,491
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2024	220,000	218,026
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2025	265,000	259,680
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	243,644
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	287,394

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	$185,000	$182,571
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	591,157
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,576,878
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,290,127
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	664,998
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,048,326
Sanford, NC, Housing Authority Multi-Family Housing Rev. (Matthews Garden Gilmore), HUD Section 8, 3.35%, 10/01/2023	7,500,000	7,496,242
		$41,602,760
North Dakota - 0.6%
Horace, ND, Temporary Refunding Improvement, “B”, 4%, 1/01/2025	$5,320,000	$5,329,451
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2025	2,265,000	2,265,707
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2026	1,195,000	1,195,671
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2027	3,360,000	3,362,372
North Dakota Housing Finance Agency Multifamily Rev. (Grand Forks Portfolio), HUD Section 8, 2.45%, 9/01/2025 (Put Date 9/01/2023)	2,000,000	1,987,327
Williston, ND, Airport Rev., 4%, 11/01/2029	2,310,000	2,318,527
		$16,459,055
Ohio - 2.9%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$557,228
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	258,556
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	2,000,000	2,014,233
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,012,129
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,106,970
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,286,525
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	2,000,000	2,062,035
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	2,150,000	2,245,344

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Carver Park Phase III Project), FHA, 4%, 6/01/2026 (Put Date 6/01/2025)	$3,412,000	$3,430,933
Cuyahoga County, OH, Metropolitan Housing Authority, Multi-Family Housing Rev. (Wade Park Apartments), 4.75%, 12/01/2027 (Put Date 12/01/2025)	2,800,000	2,865,059
Lorain, OH, General Obligation, BAM, 3%, 12/01/2023	550,000	548,673
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	835,111
Mayfield Hights, OH, MACC Improvement General Obligation Bond Anticipation Notes, 3%, 7/20/2023	13,500,000	13,468,046
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2026	500,000	525,924
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2027	580,000	618,612
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2028	1,455,000	1,570,943
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2030	1,000,000	1,102,367
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2031	1,000,000	1,114,292
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2032	900,000	1,000,571
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2033	800,000	887,756
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2034	1,000,000	1,105,967
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2023	225,000	225,724
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2024	205,000	208,696
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2025	500,000	518,962
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2023	100,000	99,635
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2024	100,000	101,874
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	209,468
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	128,981

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	$135,000	$147,582
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,895,000	2,899,322
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,420,000	3,422,591
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,245,000	3,128,875
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	105,000	102,254
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5%, 12/01/2027	875,000	899,691
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	625,000
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	4,701,730
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “C”, FNMA, 5.75%, 3/01/2054	5,960,000	6,424,490
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	146,385
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	445,076
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	396,872
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	893,492
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	512,301
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	311,489
Ohio State Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,595,000	5,740,840
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2023	225,000	225,477
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	6,701,726
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2023	700,000	698,554
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2024	400,000	399,243

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2024	$650,000	$658,985
		$83,592,589
Oklahoma - 0.3%
Cushing, OK, Educational Facilities Lease Authority Rev. (Cushing Public Schools Project), 5%, 9/01/2024	$5,000,000	$5,113,442
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev., Taxable (Increment District No. 8), “A”, 0.648%, 3/01/2024	1,070,000	1,031,247
Rogers County, OK, Educational Facilities Authority Lease Rev. (Catoosa Public Schools Project), 5%, 9/01/2024	950,000	971,429
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	818,518
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	514,997
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2023	200,000	199,994
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2024	425,000	425,856
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2025	440,000	443,319
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	304,138
		$9,822,940
Oregon - 0.8%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	$500,000	$500,000
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2025	400,000	415,297
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	455,000	385,428
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	1,170,000	1,020,314
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	560,000	513,172
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2024	200,000	203,888
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	225,000	231,532

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	$150,000	$156,244
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	131,649
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	160,158
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	324,302
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	327,632
Oregon Housing & Community Services Department, Multi-Family Housing Rev. (Plaza Los Amigos Apartments Project, “T-2”, 3%, 2/01/2026 (Put Date 2/01/2025)	2,375,000	2,315,873
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,522,614
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,029,756
Port of Portland, OR, International Airport Rev., “28”, 5%, 7/01/2030	10,945,000	12,112,872
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2024	125,000	126,429
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2027	425,000	446,080
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2029	400,000	428,507
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project), 5%, 7/01/2030	300,000	324,061
Union County, OR, Hospital Facility Authority Rev. (Grande Ronde Hospital Project) , 5%, 7/01/2025	125,000	128,090
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-2”, 2.125%, 11/15/2027	200,000	179,634
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-3”, 1.75%, 11/15/2026	265,000	246,847
		$23,230,379
Pennsylvania - 6.8%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$2,892,421
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	4,382,466
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	4,702,476
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2024	150,000	151,510

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2025	$500,000	$510,648
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	505,759
Altoona, PA, Area School District, Taxable, AGM, 0.49%, 12/01/2023	1,000,000	973,956
Altoona, PA, Area School District, Taxable, AGM, 0.733%, 12/01/2024	1,105,000	1,036,385
Altoona, PA, Area School District, Taxable, AGM, 1.005%, 12/01/2025	900,000	823,409
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,370,869
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2023	655,000	657,455
Beaver County, PA, Rochester Area School District, 2%, 5/01/2023	500,000	500,000
Beaver County, PA, Rochester Area School District, BAM, 1%, 5/01/2024	200,000	193,163
Beaver County, PA, Rochester Area School District, BAM, 3%, 5/01/2025	500,000	499,217
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2023	500,000	453,366
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2024	400,000	300,423
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,950,000	1,325,115
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2026	200,000	131,846
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	465,000	301,765
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	855,000	529,391
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	1,620,000	1,002,581
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2024	435,000	327,499
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2025	565,000	384,142
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2026	1,000,000	659,495
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2027	1,100,000	714,098
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	5,545,000	3,599,701

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2024	$615,000	$617,994
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	1,015,951
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2024	1,200,000	1,205,842
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2025	1,680,000	1,706,797
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2025	360,000	343,007
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	755,000	706,728
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	795,000	730,011
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	830,000	744,197
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	865,000	760,408
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2030	450,000	387,862
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	9,455,674
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	6,492,041
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2025	675,000	700,229
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,219,332
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2024	530,000	536,556
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 3.25%, 5/01/2023	50,000	50,000
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,000,000	1,016,209
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,072,246
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2025	880,000	894,892
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,152,337
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2031	525,000	582,843
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2024	230,000	233,191

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	$475,000	$492,034
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2026	195,000	205,489
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2024	275,000	278,815
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2026	980,000	1,032,712
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2024	320,000	321,211
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2025	350,000	353,582
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 3%, 2/01/2030	675,000	675,405
Fayette County, PA, Laurel Highlands School District, Unlimited Tax General Obligation, “A”, BAM, 4%, 2/01/2026	350,000	359,427
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	375,000	376,744
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	711,088
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	271,330
Lancaster County, PA, Pequea Valley School District, 2%, 5/15/2023	175,000	174,875
Lancaster County, PA, Pequea Valley School District, 3%, 5/15/2024	225,000	223,916
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2025	125,000	118,743
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2025	100,000	101,830
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	140,025
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2024	465,000	476,757
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025	630,000	658,518
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2030	450,000	471,901
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	523,071
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2023	770,000	771,131
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,024,291
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	534,931

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	$500,000	$497,950
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2026	550,000	567,221
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	425,253
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	520,339
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	425,000	440,487
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	455,359
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2023	450,000	450,136
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2024	500,000	502,635
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2025	805,000	814,880
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2030	500,000	500,245
Lehigh County, PA, Industrial Development Authority, Pollution Control Rev. (PPL Electric Utilities Corporation Project), “A”, 3%, 9/01/2029	8,000,000	7,889,385
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	1,036,268
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	403,943
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	421,914
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	394,882
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	930,000	1,017,021
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,050,272
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,043,731
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.039%, 3/01/2025	515,000	481,358
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.229%, 3/01/2026	1,250,000	1,141,605
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, Taxable, “B”, AGM, 1.47%, 3/01/2027	1,000,000	895,126
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2024	1,000,000	1,018,169
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2025	500,000	516,777
Monroeville, PA, Finance Authority University of Pittsburgh Medical Centry Rev., “B”, 5%, 2/15/2024	1,115,000	1,129,349

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	$1,000,000	$1,113,570
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,487,049
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,586,239
Northampton and Lehigh Counties, PA, Bethlehem Area School District, “A”, 5%, 2/01/2025	4,575,000	4,739,287
Pennsylvania Economic Development Financing Authority Rev., Private Activity Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2029	1,805,000	1,863,729
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5%, 12/31/2031	10,825,000	12,047,944
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	5,000,000	5,118,907
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2024	865,000	861,456
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	110,000	110,347
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	1,145,000	1,095,935
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,137,615
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	495,301
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	2,863,337
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	370,489
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	590,164
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	249,847
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	3,590,000	3,899,787
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, 5%, 5/01/2023	540,000	540,000

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2024	$340,000	$345,454
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	362,360
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	761,232
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,099,204
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	5,005,000	5,029,390
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	782,526
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	784,455
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2023	1,025,000	1,029,048
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2024	485,000	489,547
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2024	805,000	818,088
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2025	575,000	589,150
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2025	1,090,000	1,125,718
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,150,640
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,362,822
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,420,790
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027	2,120,000	2,264,827
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,471,920
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2023	175,000	175,307
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2024	320,000	325,943
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2025	375,000	389,315

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 5%, 6/15/2026	$460,000	$486,942
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2024	560,000	568,095
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2025	675,000	696,525
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2030	640,000	672,849
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2023	280,000	280,987
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2024	300,000	303,368
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5%, 6/15/2032	240,000	232,807
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	5,833,246
Philadelphia, PA, School District, 5%, 9/01/2023	2,500,000	2,512,207
Philadelphia, PA, School District, “A”, 5%, 9/01/2023	1,050,000	1,055,127
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,041,854
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	673,271
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	1,996,083
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,301,349
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	531,918
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,267,906
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,034,917
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,605,000	1,605,805
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2023	805,000	806,059
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2024	745,000	752,578
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2023	280,000	279,917
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2024	440,000	436,782

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2025	$625,000	$615,282
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	146,108
		$196,546,355
Puerto Rico - 2.2%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	$14,750,000	$15,592,954
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	1,521,000	1,628,140
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2024	3,430,000	3,452,897
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025	315,000	318,194
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025 (n)	4,100,000	4,141,570
Puerto Rico Aqueduct and Sewer Authority Rev., “B”, 5%, 7/01/2025	265,000	267,687
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	334,345
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,373,556
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,878,435
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2023	435,000	435,338
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	110,000	110,094
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	115,000	115,098
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2023	370,000	369,991
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2024	1,845,000	1,846,578
Puerto Rico Electric Power Authority Rev., “SS”, NPFG, 5%, 7/01/2023	860,000	859,979
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	530,000	530,453
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	25,021

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	$1,075,000	$1,081,739
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,318,212
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	195,000	195,570
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	460,000	461,933
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	1,575,000	1,648,545
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	125,000	125,784
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	207,072
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	718,000	594,444
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	11,555,010
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	16,249,000	9,934,536
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	245,000	245,256
		$62,648,431
Rhode Island - 1.2%
Rhode Island Health and Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	$5,000,000	$5,121,661
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2023	400,000	403,473
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2024	430,000	441,669
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2025	450,000	473,191
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “78-A”, 5.5%, 10/01/2052	7,250,000	7,747,156
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	600,000	622,531
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	921,537
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	5,455,000	5,431,787

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	$2,005,000	$2,015,162
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	1,000,526
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	857,031
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,083,807
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	700,000	680,699
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2024	765,000	781,226
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,037,552
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,184,834
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	2,130,000	2,281,844
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,287,454
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,380,615
		$34,753,755
South Carolina - 0.7%
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	$1,300,000	$1,311,607
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2025	900,000	924,823
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2025	1,005,000	1,042,343
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2029	300,000	330,440
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.208%, 12/01/2023	3,205,000	3,142,272
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.368%, 12/01/2024	5,000,000	4,741,244
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.468%, 12/01/2025	6,850,000	6,352,354
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,027,417

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	$1,500,000	$1,574,115
		$20,446,615
South Dakota - 0.3%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.706%, 6/01/2023	$4,250,000	$4,234,179
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	3,425,000	3,266,311
		$7,500,490
Tennessee - 2.9%
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2025	$545,000	$545,398
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,282,958
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	758,783
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	2,350,000	2,403,023
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	278,662
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	525,648
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	512,799
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,526,121
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	6,970,000	7,495,565
Knox County, TN, Health, Educational & Housing Facility Board, Multi-Family Housing Rev. (Westview Towers Project), 3.95%, 12/01/2027 (Put Date 12/01/2025)	930,000	932,806
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2023	750,000	751,134
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2024	850,000	860,875
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	182,458
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2023	1,750,000	1,752,645
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2024	4,000,000	4,051,176

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2025	$2,500,000	$2,567,559
Memphis-Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement, Capital Appreciation, 0%, 4/01/2031	1,170,000	1,060,626
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.25%, 7/01/2032	1,250,000	1,432,779
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2023	685,000	688,515
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2024	575,000	583,720
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2025	575,000	589,528
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.25%, 12/01/2026	725,000	750,557
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 12/01/2027	750,000	790,559
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	15,915,000	16,857,776
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	16,000,000	16,643,472
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049 (Put Date 11/01/2025)	18,380,000	18,382,281
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2025	1,350,000	1,403,033
		$85,610,456
Texas - 6.6%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2023	$325,000	$326,558
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2024	325,000	332,449
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2025	400,000	417,364
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	575,000	570,521
Arlington, TX, Housing Finance Corp. Multi-family Housing Rev. (6900 Matlock Road Project), 4.5%, 4/01/2041 (Put Date 4/01/2027)	5,000,000	5,132,223
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	2,810,602
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,196,162
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.461%, 8/15/2023	500,000	492,939
Bexar County, TX, Venue Project Rev., Taxable, AGM, 0.76%, 8/15/2024	455,000	429,453

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.082%, 8/15/2025	$720,000	$660,540
Bexar County, TX, Venue Project Rev., Taxable, AGM, 1.272%, 8/15/2026	315,000	281,825
Boerne, TX, Independent School District, Unlimited Tax, 2.8%, 12/01/2051 (Put Date 12/01/2023)	17,465,000	17,387,263
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2024	1,025,000	1,035,990
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	1,007,042
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	973,021
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,043,401
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	843,203
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	751,666
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,418,636
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	529,410
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,540,892
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	15,000	14,883
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.305%, 4/01/2024	375,000	360,814
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.674%, 4/01/2025	250,000	234,082
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 1.974%, 4/01/2026	375,000	344,973
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	950,000	974,665
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,038,181
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,036,309
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2023	200,000	200,501
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2024	265,000	270,150
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Grand Ave. Flats), 0.29%, 8/01/2039 (Put Date 8/01/2024)	2,370,000	2,247,386
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2023	250,000	249,116
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2024	190,000	189,669

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Clear Brook City, TX, Municipal Utility District (Tax Fire Protection), “A”, BAM, 4%, 2/01/2025	$800,000	$807,781
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 4%, 8/15/2023	900,000	901,524
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	613,523
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2026	1,475,000	1,567,250
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2027	1,350,000	1,462,155
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 5%, 8/15/2028	1,055,000	1,162,883
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	745,000	731,160
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2023	455,000	456,588
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2025	490,000	504,619
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2026	505,000	527,940
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2027	525,000	549,246
Dallas, TX, Housing Finance Corp., Multi-Family Housing Rev. (Highpoint at Wynnewood), 3.5%, 2/01/2044 (Put Date 2/01/2026)	2,755,000	2,735,622
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	525,227
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2024	205,000	207,845
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,492,260
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2023	125,000	125,154
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	110,000	111,067
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	155,000	156,503
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	120,000	121,992
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	150,000	152,490
Fort Bend County, TX, Independent School District, Unlimited Tax School Building, “B”, Texas PSF, 3%, 8/01/2052 (Put Date 8/01/2023)	4,500,000	4,488,538
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax School, 5%, 2/15/2037	1,905,000	2,190,020
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax School, 5%, 2/15/2038	1,430,000	1,627,552
Fort Bend County, TX, Municipal Utility District No. 134B, AGM, 3%, 3/01/2024	585,000	582,505

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Galveston, TX, Public Facility Corp., Multi-Family Housing Rev. (Oleanders At Broadway), HUD Section 8, 0.47%, 8/01/2025 (Put Date 8/01/2024)	$4,935,000	$4,710,934
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 0.723%, 3/01/2024	600,000	578,677
Garland, TX, Electric Utility System Rev., Taxable (Dallas, Collin and Rockwall Counties), “B”, 1.068%, 3/01/2025	800,000	748,378
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “B”, 5%, 6/01/2050 (Put Date 12/01/2028)	4,000,000	4,372,250
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2023	200,000	199,611
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2025	265,000	262,556
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2024	530,000	520,586
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2025	530,000	510,854
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	502,789
Harris County, TX, Spring Branch Independent School District, Texas PSF, 5%, 2/01/2024	4,000,000	4,056,812
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2024	590,000	587,660
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	410,000	407,211
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,710,000	1,710,931
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	358,223
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	494,530
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,475,000	4,531,234
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,030,809
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,137,000
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2023	180,000	180,324
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2024	255,000	257,071

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2025	$230,000	$233,713
Houston, TX, Housing Finance Corp., Multi-Family Housing Rev. (Sweet Gardens Apartments Project), 4%, 10/01/2025 (Put Date 10/01/2024)	6,175,000	6,208,979
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2023	550,000	552,704
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2024	575,000	587,291
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,159,160
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	255,857
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	516,833
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	367,615
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	132,724
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	154,958
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	238,597
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	294,788
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	198,218
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2023	1,195,000	1,195,737
Lower Colorado River Authority Transmission Contract Refunding Rev. (LCRA Transmission Services Corp. Project), 5%, 5/15/2024	1,120,000	1,141,076
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	1,360,000	1,341,238
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	2,687,497
North Central, TX, Housing Finance Corp., Multifamily Housing Rev. (Bluebonnet Ridge Apartments), 0.375%, 8/01/2040 (Put Date 8/01/2024)	3,150,000	2,990,238
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	1,955,259
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2024	250,000	253,237
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2025	500,000	516,432
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	850,000	775,567

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Public Facility Corp., Texas Multi-Family Housing Rev. (Lakeside Manor Apartments), 3.25%, 3/01/2040 (Put Date 9/01/2025)	$5,000,000	$4,924,579
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2024	1,595,000	1,615,043
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,046,271
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,767,176
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	1,989,478
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	610,900
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family Housing Rev. (Country Club Village), 4%, 8/01/2026 (Put Date 8/01/2025)	4,375,000	4,419,386
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2023	1,100,000	1,101,571
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2024	860,000	870,807
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,647,609
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,305,176
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	2,914,721
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 5%, 7/01/2053 (Put Date 7/01/2032)	3,895,000	4,396,387
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “F”, 5%, 11/15/2052 (Put Date 11/15/2030)	4,750,000	5,335,589
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,663,966
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2023	145,000	145,619
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2024	135,000	138,215
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2025	140,000	145,835
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Scott Street Lofts), 0.7%, 8/01/2040 (Put Date 8/01/2023)	5,000,000	4,959,729
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	2,550,000	2,680,932
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	7,335,000	7,715,811
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), 5%, 5/01/2023	270,000	270,000
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2024	370,000	373,832

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2025	$500,000	$510,359
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	408,382
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	106,935
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	379,911
Texas Water Development Board, Water Implementation Rev., 4%, 10/15/2023	435,000	436,533
Travis County, TX, Housing Finance Corp., Multi-Family Housing Rev. (Airport Gateway Apartments), 4.125%, 6/01/2045 (Put Date 6/01/2027)	4,665,000	4,701,927
Trinity River, TX, Public Facility Corp., Multi-Family Housing Rev. (Cowan Place Apartments), 0.28%, 10/01/2024	10,000,000	9,812,424
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2024	400,000	398,438
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	590,000	587,291
		$192,440,323
U.S. Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$1,245,000	$1,263,878
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023 (n)	1,500,000	1,504,003
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024 (n)	1,500,000	1,520,129
		$4,288,010
Utah - 0.5%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,049,214
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,252,968
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,384,031
Utah Housing Corp., Multifamily Housing Rev. (Moda Shoreline Apartments), 4%, 9/01/2025 (Put Date 9/01/2024)	5,000,000	5,023,584
		$13,709,797

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - 0.8%
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	$525,000	$525,825
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,023,748
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	775,000	784,274
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	360,000	370,086
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,534,683
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	809,102
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	146,160
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	807,936
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,061,549
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,061,549
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	451,158
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,684,788
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	1,826,942
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	558,592
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,741,362
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,539,619
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,068,170
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,001,390
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	850,000	860,172
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	899,515
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,192,404
		$21,949,024

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - 1.1%
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2024	$775,000	$788,281
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	475,000	491,441
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2027	1,025,000	1,102,048
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	235,000	211,185
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023 (Put Date 6/01/2023)	545,000	543,900
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,147,108
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	95,700
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2023	225,000	225,061
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2024	300,000	301,693
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2025	350,000	354,681
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	408,762
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	4,000,000	4,017,062
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2024	500,000	502,741
Virginia Small Business Financing Authority, Environmental Facilities Rev. (Pure Salmon Virginia LLC Project), 3.5%, 11/01/2052 (Put Date 11/01/2023)	14,000,000	13,959,364
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,477,432
Wise County, VA, Industrial Development Authority, Solid Waste and Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 1.2%, 11/01/2040 (Put Date 5/31/2024)	4,555,000	4,395,559
		$32,022,018

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - 2.6%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	$1,500,000	$1,503,886
Everett, WA, Housing Authority Multi-Family Rev. (Baker Heights Legacy), 0.3%, 9/01/2024 (Put Date 9/01/2023)	4,000,000	3,941,700
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	715,000	711,161
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	4,015,000	4,063,272
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2023	12,490,000	12,520,888
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2024	4,000,000	4,064,760
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2025	3,800,000	3,933,244
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “B”, 5%, 8/01/2026	2,230,000	2,340,707
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 1.25%, 6/01/2024	1,500,000	1,462,095
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	2,816,179
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2025	1,825,000	1,888,992
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	2,315,000	2,429,927
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	1,799,598
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,130,679
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	10,555,341
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	3,814,206
Washington Economic Development Finance Authority, Environmental Facilities Refunding Rev. (Mura Cascade ELP LLC Project), 3.9%, 12/01/2042 (Put Date 12/08/2023) (n)	9,320,000	9,292,646
Washington Higher Education Facilities Authority Refunding Rev., (Gonzaga University Project), 4%, 4/01/2041	5,000,000	4,857,722
		$75,127,003
West Virginia - 0.7%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2023	$400,000	$399,351
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	200,000	199,803
West Virginia Economic Development Authority, Lease Refunding Rev. (State Office Building), “B”, 3.625%, 10/01/2025	415,000	415,114
West Virginia Economic Development Authority, Lease Rev. (Department of Environmental Protection Office Building), “B”, 3.375%, 11/01/2025	830,000	830,082

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	$7,535,000	$7,331,247
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	1,915,000	1,742,876
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 2.55%, 3/01/2040 (Put Date 4/01/2024)	4,000,000	3,930,788
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	4,520,000	4,194,205
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 3.75%, 12/01/2042 (Put Date 6/01/2025)	985,000	975,475
		$20,018,941
Wisconsin - 1.1%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	$265,000	$220,011
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	291,719
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	421,763
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	875,893
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	839,191
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	839,692
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	5,000,000	4,873,749
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	450,756
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,152,230
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2024	480,000	476,692
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2025	210,000	206,315
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2026	345,000	335,138

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	$360,000	$345,041
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	352,701
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	361,118
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,272,755
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027 (Prerefunded 9/15/2023)	865,000	866,913
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2025 (Prerefunded 9/15/2023)	500,000	501,105
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2026 (Prerefunded 9/15/2023)	685,000	686,515
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 4.25%, 6/15/2027	500,000	499,125
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B2”, 2.25%, 6/01/2027 (n)	1,230,000	1,138,295
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2023	400,000	400,339
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2024	400,000	405,422
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	437,508
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	340,342
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	479,342
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	784,622
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	988,544
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	1,315,000	1,269,514
Wisconsin Public Finance Authority Hospital Rev., Taxable (UNC Health Southeastern), “B”, 1.755%, 2/01/2026	1,710,000	1,550,921
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	3,735,000	2,852,606

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	$200,000	$193,157
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	243,959
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	325,000	307,855
		$33,260,848
Wyoming - 0.2%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2023	$250,000	$250,000
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2024	250,000	251,505
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2023	1,200,000	1,201,410
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2023	635,000	640,852
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2024	680,000	691,025
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2024	690,000	707,308
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 6/01/2025	695,000	718,705
Wyoming Community Development Authority, Housing Rev., “3”, 5%, 12/01/2025	380,000	396,275
		$4,857,080
Total Municipal Bonds (Identified Cost, $2,928,501,885)		$2,863,853,639
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$4,589,000	$4,085,901
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	7,427,000	6,215,912
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,573,000	1,154,645
Total Bonds (Identified Cost, $11,985,510)		$11,456,458

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $16,549,380)	16,546,071	$16,549,380

Other Assets, Less Liabilities - 0.1%		2,685,910
Net Assets - 100.0%		$2,894,545,387

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,549,380 and $2,875,310,097, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $65,003,259, representing 2.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/23
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,940,487,395)	$2,875,310,097
Investments in affiliated issuers, at value (identified cost, $16,549,380)	16,549,380
Receivables for
Investments sold	17,708,204
Fund shares sold	4,933,882
Interest and dividends	34,486,784
Other assets	7,269
Total assets	$2,948,995,616
Liabilities
Payables for
Distributions	$652,174
When-issued investments purchased	44,345,626
Fund shares reacquired	8,419,971
Payable to affiliates
Investment adviser	104,954
Administrative services fee	4,656
Shareholder servicing costs	601,762
Distribution and service fees	22,982
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	298,091
Total liabilities	$54,450,229
Net assets	$2,894,545,387
Net assets consist of
Paid-in capital	$3,049,907,997
Total distributable earnings (loss)	(155,362,610)
Net assets	$2,894,545,387
Shares of beneficial interest outstanding	369,150,674

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,210,132,210	154,220,274	$7.85
Class B	144,986	18,502	7.84
Class C	28,049,782	3,573,420	7.85
Class I	1,047,033,703	133,585,217	7.84
Class R6	609,184,706	77,753,261	7.83

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.05 [100 / 97.50 x $7.85]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Year ended 4/30/23
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$74,321,140
Dividends from affiliated issuers	951,358
Other	3,394
Total investment income	$75,275,892
Expenses
Management fee	$10,713,470
Distribution and service fees	3,566,026
Shareholder servicing costs	1,975,373
Administrative services fee	503,680
Independent Trustees' compensation	52,798
Custodian fee	451,323
Shareholder communications	94,932
Audit and tax fees	63,289
Legal fees	17,734
Miscellaneous	345,790
Total expenses	$17,784,415
Fees paid indirectly	(4,968)
Reduction of expenses by investment adviser and distributor	(1,721,085)
Net expenses	$16,058,362
Net investment income (loss)	$59,217,530
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(58,162,065)
Affiliated issuers	(24,053)
Net realized gain (loss)	$(58,186,118)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$51,109,327
Affiliated issuers	(458)
Net unrealized gain (loss)	$51,108,869
Net realized and unrealized gain (loss)	$(7,077,249)
Change in net assets from operations	$52,140,281
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/23	4/30/22
Change in net assets
From operations
Net investment income (loss)	$59,217,530	$47,868,145
Net realized gain (loss)	(58,186,118)	(9,270,794)
Net unrealized gain (loss)	51,108,869	(237,233,698)
Change in net assets from operations	$52,140,281	$(198,636,347)
Total distributions to shareholders	$(58,872,879)	$(48,060,657)
Change in net assets from fund share transactions	$(544,087,781)	$343,430,745
Total change in net assets	$(550,820,379)	$96,733,741
Net assets
At beginning of period	3,445,365,766	3,348,632,025
At end of period	$2,894,545,387	$3,445,365,766
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$7.86	$8.40	$8.06	$8.16	$7.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.10	$0.14	$0.16	$0.18
Net realized and unrealized gain (loss)	(0.01)	(0.54)	0.34	(0.09)	0.16
Total from investment operations	$0.13	$(0.44)	$0.48	$0.07	$0.34
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.10)	$(0.14)	$(0.17)	$(0.17)
Net asset value, end of period (x)	$7.85	$7.86	$8.40	$8.06	$8.16
Total return (%) (r)(s)(t)(x)	1.68	(5.24)	5.92	0.78	4.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	0.72	0.76	0.78	0.78
Expenses after expense reductions (f)	0.60	0.61	0.65	0.66	0.67
Net investment income (loss)	1.79	1.25	1.65	1.97	2.18
Portfolio turnover	35	23	18	24	32
Net assets at end of period (000 omitted)	$1,210,132	$1,351,962	$1,382,963	$1,060,370	$817,277
See Notes to Financial Statements

Financial Highlights – continued
Class B	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$7.85	$8.39	$8.05	$8.15	$7.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.04	$0.08	$0.10	$0.12
Net realized and unrealized gain (loss)	(0.01)	(0.54)	0.33	(0.10)	0.16
Total from investment operations	$0.07	$(0.50)	$0.41	$0.00	$0.28
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.04)	$(0.07)	$(0.10)	$(0.11)
Net asset value, end of period (x)	$7.84	$7.85	$8.39	$8.05	$8.15
Total return (%) (r)(s)(t)(x)	0.92	(5.96)	5.15	0.03	3.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.47	1.52	1.53	1.53
Expenses after expense reductions (f)	1.35	1.36	1.40	1.42	1.42
Net investment income (loss)	1.03	0.50	0.96	1.25	1.43
Portfolio turnover	35	23	18	24	32
Net assets at end of period (000 omitted)	$145	$167	$188	$470	$902

Class C	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$7.86	$8.41	$8.06	$8.16	$7.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.03	$0.07	$0.09	$0.11
Net realized and unrealized gain (loss)	(0.01)	(0.55)	0.35	(0.09)	0.17
Total from investment operations	$0.06	$(0.52)	$0.42	$0.00	$0.28
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.03)	$(0.07)	$(0.10)	$(0.11)
Net asset value, end of period (x)	$7.85	$7.86	$8.41	$8.06	$8.16
Total return (%) (r)(s)(t)(x)	0.82	(6.16)	5.16	(0.07)	3.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	1.47	1.51	1.53	1.53
Expenses after expense reductions (f)	1.45	1.46	1.50	1.52	1.52
Net investment income (loss)	0.93	0.40	0.84	1.14	1.33
Portfolio turnover	35	23	18	24	32
Net assets at end of period (000 omitted)	$28,050	$39,268	$51,865	$78,365	$89,702
See Notes to Financial Statements

Financial Highlights – continued
Class I	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$7.85	$8.40	$8.05	$8.15	$7.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.12	$0.15	$0.18	$0.19
Net realized and unrealized gain (loss)	(0.01)	(0.55)	0.35	(0.10)	0.17
Total from investment operations	$0.14	$(0.43)	$0.50	$0.08	$0.36
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.12)	$(0.15)	$(0.18)	$(0.19)
Net asset value, end of period (x)	$7.84	$7.85	$8.40	$8.05	$8.15
Total return (%) (r)(s)(t)(x)	1.82	(5.22)	6.21	0.92	4.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	0.47	0.51	0.53	0.53
Expenses after expense reductions (f)	0.45	0.46	0.50	0.52	0.52
Net investment income (loss)	1.92	1.39	1.80	2.12	2.33
Portfolio turnover	35	23	18	24	32
Net assets at end of period (000 omitted)	$1,047,034	$1,435,075	$1,413,405	$1,128,577	$957,507
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$7.84	$8.39	$8.05	$8.15	$7.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.12	$0.15	$0.18	$0.19
Net realized and unrealized gain (loss)	(0.01)	(0.55)	0.34	(0.10)	0.17
Total from investment operations	$0.15	$(0.43)	$0.49	$0.08	$0.36
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.12)	$(0.15)	$(0.18)	$(0.19)
Net asset value, end of period (x)	$7.83	$7.84	$8.39	$8.05	$8.15
Total return (%) (r)(s)(t)(x)	1.90	(5.16)	6.16	1.00	4.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.39	0.39	0.44	0.45	0.45
Expenses after expense reductions (f)	0.38	0.38	0.43	0.44	0.44
Net investment income (loss)	2.02	1.47	1.84	2.21	2.40
Portfolio turnover	35	23	18	24	32
Net assets at end of period (000 omitted)	$609,185	$618,894	$500,212	$249,695	$245,575

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1) Business and Organization
MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

Notes to Financial Statements  - continued
subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

Notes to Financial Statements  - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,863,853,639	$—	$2,863,853,639
U.S. Corporate Bonds	—	11,456,458	—	11,456,458
Mutual Funds	16,549,380	—	—	16,549,380
Total	$16,549,380	$2,875,310,097	$—	$2,891,859,477
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued

Notes to Financial Statements  - continued
or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended April 30, 2023, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/23	Year ended 4/30/22
Ordinary income (including any short-term capital gains)	$2,508,254	$504,606
Tax-exempt income	56,364,625	47,556,051
Total distributions	$58,872,879	$48,060,657

Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	$2,956,228,135
Gross appreciation	13,317,091
Gross depreciation	(77,685,749)
Net unrealized appreciation (depreciation)	$(64,368,658)
Undistributed ordinary income	477,294
Undistributed tax-exempt income	2,892,493
Capital loss carryforwards	(88,846,007)
Other temporary differences	(5,517,732)
Total distributable earnings (loss)	$(155,362,610)
As of April 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(36,887,301)
Long-Term	(51,958,706)
Total	$(88,846,007)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/23	Year ended 4/30/22
Class A	$23,000,269	$18,056,613
Class B	1,607	974
Class C	306,070	193,411
Class I	22,983,675	21,290,779
Class R6	12,581,258	8,518,880
Total	$58,872,879	$48,060,657

Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.28%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2024. For the year ended April 30, 2023, this management fee reduction amounted to $428,552, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2023 was equivalent to an annual effective rate of 0.33% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.69%	1.44%	1.54%	0.54%	0.46%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. The fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $39,380 for the year ended April 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 3,230,919
Class B	0.75%	0.25%	1.00%	0.90%	1,568
Class C	0.75%	0.25%	1.00%	1.00%	333,539
Total Distribution and Service Fees					$3,566,026
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2023 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2023, this waiver amounted to $1,292,358 and $157, for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended April 30, 2023, this rebate amounted to $18 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2023, were as follows:
Amount
Class A	$245,249
Class B	253
Class C	4,043
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2023, the fee was $53,187, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,922,186.

Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended April 30, 2023 was equivalent to an annual effective rate of 0.0160% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 15 shares of Class R6 for an aggregate amount of $120.
During the year ended April 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”), the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $5,971,404.
(4) Portfolio Securities
For the year ended April 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $1,073,779,766 and $1,497,118,583, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	67,292,064	$526,391,099	53,787,239	$445,866,921
Class B	216	1,687	9,097	76,501
Class C	659,775	5,140,996	807,436	6,745,174
Class I	95,155,189	743,324,214	103,404,480	851,438,832
Class R6	46,991,193	366,522,497	36,782,197	302,888,261
	210,098,437	$1,641,380,493	194,790,449	$1,607,015,689

Notes to Financial Statements  - continued
	Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,734,314	$21,405,240	2,036,197	$16,844,940
Class B	205	1,607	116	961
Class C	33,193	259,832	20,198	167,238
Class I	2,302,734	18,006,919	1,964,514	16,220,701
Class R6	1,547,792	12,094,159	1,025,280	8,456,789
	6,618,238	$51,767,757	5,046,305	$41,690,629
Shares reacquired
Class A	(87,909,223)	$(687,775,236)	(48,261,943)	$(396,693,359)
Class B	(3,211)	(25,142)	(10,316)	(86,545)
Class C	(2,116,333)	(16,548,746)	(1,999,108)	(16,547,668)
Class I	(146,751,112)	(1,145,350,532)	(90,829,385)	(740,962,904)
Class R6	(49,688,000)	(387,536,375)	(18,508,512)	(150,985,097)
	(286,467,879)	$(2,237,236,031)	(159,609,264)	$(1,305,275,573)
Net change
Class A	(17,882,845)	$(139,978,897)	7,561,493	$66,018,502
Class B	(2,790)	(21,848)	(1,103)	(9,083)
Class C	(1,423,365)	(11,147,918)	(1,171,474)	(9,635,256)
Class I	(49,293,189)	(384,019,399)	14,539,609	126,696,629
Class R6	(1,149,015)	(8,919,719)	19,298,965	160,359,953
	(69,751,204)	$(544,087,781)	40,227,490	$343,430,745
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an

Notes to Financial Statements  - continued
agreed upon spread. For the year ended April 30, 2023, the fund’s commitment fee and interest expense were $15,263 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$50,123,210	$1,012,860,644	$1,046,409,963	$(24,053)	$(458)	$16,549,380

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$951,358	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of MFS Municipal Limited Maturity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Municipal Limited Maturity Fund (the “Fund”), including the portfolio of investments, as of April 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 15, 2023
We have served as the auditor of one or more of the MFS investment companies since 1924.

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2023, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 56)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 68)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 71)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 68)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 67)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 67)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 65)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel
Kino Clark (k) (age 54)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 54)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 55)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 46)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 44)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 52)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 48)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 62)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Trustees and Officers - continued
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Michael Dawson Jason Kosty Megan Poplowski Geoffrey Schechter

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2023 income tax forms in January 2024. The following information is provided pursuant to provisions of the Internal Revenue Code.
Of the dividends paid from net investment income during the fiscal year, 95.74% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder’s alternative minimum tax.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Annual Report
April 30, 2023
MFS®  Total Return
Bond Fund
RBF-ANN

MFS® Total Return
Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Investment Grade Corporates	34.4%
U.S. Treasury Securities	29.1%
Mortgage-Backed Securities	21.2%
Collateralized Loan Obligations	8.8%
High Yield Corporates	7.2%
Commercial Mortgage-Backed Securities	7.1%
Municipal Bonds	1.4%
Emerging Markets Bonds	1.2%
Asset-Backed Securities	1.0%
U.S. Government Agencies	0.2%
Non-U.S. Government Bonds	0.1%
Residential Mortgage-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	6.8%
AA	5.1%
A	13.3%
BBB	27.9%
BB	6.2%
B	1.8%
CCC	0.1%
CC (o)	0.0%
C (o)	0.0%
U.S. Government	15.8%
Federal Agencies	21.4%
Not Rated	13.3%
Cash & Cash Equivalents	1.6%
Other (q)	(13.3)%
Portfolio facts
Average Duration (d)	6.2
Average Effective Maturity (m)	7.9 yrs.

1

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

Management Review
Summary of Results
For the twelve months ended April 30, 2023, Class A shares of the MFS Total Return Bond Fund (fund) provided a total return of -0.95%, at net asset value. This compares with a return of -0.43% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Those shifts exposed an asset-liability mismatch that forced the closure of several institutions by regulators, setting the stage for a substantial drop in longer-term interest rates. Given the importance of small and mid-sized lenders to the provision of credit in the US, concerns were raised in the aftermath of the crisis that credit availability could become constrained, leading to slower economic growth. On a more upbeat note, China’s abandonment of its Zero-COVID policy helped unleash a substantial amount of pent-up demand in the world’s second-largest economy. In developed markets, consumer demand remained solid.
Policymakers find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, central banks remained focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to consider achieving their inflation mandates while using macroprudential tools to keep the banking system liquid, a potentially difficult balancing act. That juxtaposition suggests that we may be nearing peak monetary policy rates.
Against an environment of still-tight labor markets, tighter global financial conditions and volatile materials prices, investor anxiety appeared to have increased over the potential that corporate profit margins may be past peak for this cycle. That said, signs that supply chains have generally normalized, the lifting of COVID restrictions in China, low levels of unemployment across developed markets and hopes that inflation levels may have peaked were supportive factors for the macroeconomic backdrop.
Factors Affecting Performance
Relative to the Bloomberg U.S. Aggregate Bond Index, the fund's yield curve(y) positioning was a primary factor that held back performance. The fund’s exposure to the collateralized loan obligations sector, for which the benchmark has no exposure, also weakened relative returns. Bond selection within the MBS (mortgage-backed securities) agency fixed rate sector, particularly in “AAA” rated(r) securities, further dampened relative results.
3

Management Review - continued
Conversely, the fund’s overweight exposure to the industrials sector, particularly to “BB” rated bonds, contributed to relative returns. An underweight exposure to the treasury sector also strengthened relative performance.
Respectfully,
Portfolio Manager(s)
Alexander Mackey and Joshua Marston
(r)	Securities rated “BBB”, “Baa”, or higher are considered investment grade; securities rated “BB”, “Ba”, or below are considered non-investment grade. Ratings are assigned to underlying securities utilizing ratings from Moody's, Fitch, and Standard & Poor's and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). For securities that are not rated by any of the rating agencies, the security is considered Not Rated.
(y)	A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.
4

Performance Summary THROUGH 4/30/23
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment
5

Performance Summary  - continued
Total Returns through 4/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr
A	1/04/99	(0.95)%	1.37%	1.48%
B	12/29/00	(1.68)%	0.61%	0.72%
C	12/29/00	(1.88)%	0.49%	0.61%
I	1/04/99	(0.80)%	1.50%	1.62%
R1	4/01/05	(1.88)%	0.49%	0.61%
R2	10/31/03	(1.29)%	1.01%	1.12%
R3	4/01/05	(1.04)%	1.27%	1.38%
R4	4/01/05	(0.80)%	1.50%	1.63%
R6	5/01/06	(0.70)%	1.62%	1.72%
Comparative benchmark(s)
Bloomberg U.S. Aggregate Bond Index (f)	(0.43)%	1.18%	1.32%
Average annual with sales charge

A With Initial Sales Charge (4.25%)	(5.16)%	0.49%	1.04%
B With CDSC (Declining over six years from 4% to 0%) (v)	(5.51)%	0.25%	0.72%
C With CDSC (1% for 12 months) (v)	(2.84)%	0.49%	0.61%
CDSC – Contingent Deferred Sales Charge.
Class I, R1, R2, R3, R4, and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(v)	Assuming redemption at the end of the applicable period.
Benchmark Definition(s)
Bloomberg U.S. Aggregate Bond Index(a) – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.
It is not possible to invest directly in an index.
(a)	Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented.
6

Performance Summary  - continued
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
7

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2022 through April 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/22	Ending Account Value 4/30/23	Expenses Paid During Period (p) 11/01/22-4/30/23
A	Actual	0.60%	$1,000.00	$1,073.85	$3.09
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
B	Actual	1.35%	$1,000.00	$1,069.75	$6.93
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
C	Actual	1.45%	$1,000.00	$1,069.28	$7.44
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
I	Actual	0.45%	$1,000.00	$1,074.65	$2.31
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
R1	Actual	1.45%	$1,000.00	$1,069.28	$7.44
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
R2	Actual	0.95%	$1,000.00	$1,071.98	$4.88
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
R3	Actual	0.70%	$1,000.00	$1,073.32	$3.60
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51
R4	Actual	0.45%	$1,000.00	$1,074.66	$2.31
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
R6	Actual	0.35%	$1,000.00	$1,075.17	$1.80
	Hypothetical (h)	0.35%	$1,000.00	$1,023.06	$1.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
9

Portfolio of Investments
4/30/23
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Aerospace & Defense – 1.0%
Boeing Co., 2.196%, 2/04/2026	$26,637,000	$24,761,415
Boeing Co., 5.15%, 5/01/2030	7,084,000	7,138,516
Boeing Co., 5.705%, 5/01/2040	6,632,000	6,656,311
Boeing Co., 5.805%, 5/01/2050	14,572,000	14,493,979
TransDigm, Inc., 4.625%, 1/15/2029	24,233,000	21,930,865
		$74,981,086
Asset-Backed & Securitized – 16.9%
ACREC 2021-FL1 Ltd., “C”, FLR, 7.109% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	$10,841,500	$10,002,339
ACREC 2021-FL1 Ltd., “D”, FLR, 7.609% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	13,074,500	11,951,342
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.598% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	13,618,500	12,923,163
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 6.861% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	13,895,330
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 6.454% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	2,017,420	2,002,408
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 6.754% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	3,215,500	3,177,072
Arbor Realty Trust, Inc., CLO, 2019-FL2, “C”, FLR, 7.154% (SOFR - 1mo. + 2.15%), 9/15/2034 (n)	1,815,000	1,760,697
Arbor Realty Trust, Inc., CLO, 2020-FL1, “B”, FLR, 6.918% (LIBOR - 1mo. + 1.8%), 2/15/2035 (n)	5,000,000	4,895,150
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 7.168% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	15,774,500	15,307,291
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.937% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	4,863,500	4,538,594
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 7.887% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	3,420,500	3,197,459
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.548% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	4,735,000	4,464,665
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 6.798% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	9,870,000	9,040,002
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.148% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	4,110,000	3,776,079
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.248% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	14,892,500	14,126,955
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.75% (SOFR - 30 day + 3%), 1/15/2037 (n)	40,620,500	37,183,105
10

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
AREIT 2019-CRE3 Trust, “A”, FLR, 6.016% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	$172,972	$171,238
AREIT 2019-CRE3 Trust, “B”, FLR, 6.646% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	7,734,500	7,269,138
AREIT 2019-CRE3 Trust, “C”, FLR, 6.995% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	6,751,000	6,157,992
AREIT 2019-CRE3 Trust, “D”, FLR, 7.646% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	6,243,500	5,557,608
AREIT 2022-CRE6 Trust, “B”, FLR, 6.608% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	4,924,000	4,667,312
AREIT 2022-CRE6 Trust, “C”, FLR, 6.908% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	10,134,500	9,431,531
AREIT 2022-CRE6 Trust, “D”, FLR, 7.608% (SOFR - 30 day + 2.85%), 1/16/2037 (n)	4,313,500	3,893,193
Bayview Commercial Asset Trust, 0%, 12/25/2036 (z)	1,718,336	172
Bayview Commercial Asset Trust, FLR, 5.485% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	99,020	91,173
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.625% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	506,587	655,949
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	8,119,788
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.347%, 12/15/2055	10,215,909	10,860,995
BDS 2019-FL4 Ltd., “C”, FLR, 6.948% (LIBOR - 1mo. + 2%), 8/15/2036 (n)	10,946,500	10,784,796
BDS 2021-FL7 Ltd., “B”, FLR, 6.459% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	5,159,500	4,954,209
Brazos Securitization LLC, 5.413%, 9/01/2052 (n)	15,634,000	16,443,471
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 6.948% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	9,385,000	8,938,415
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 6.548% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	15,128,000	13,944,915
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.998% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	5,310,500	4,808,573
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.247% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	3,651,000	3,413,868
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 7.698% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	4,152,500	3,750,339
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	2,722,134	2,574,207
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	1,740,515	1,578,020
BXMT 2020-FL2 Ltd., “B”, FLR, 6.404% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	6,104,500	5,598,626
11

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.247% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	$17,470,500	$16,448,989
BXMT 2021-FL4 Ltd., “B”, FLR, 6.498% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	38,262,000	35,714,451
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	17,999,142
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,114,467	7,637,654
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 3.13%, 1/25/2037 (d)(q)	1,125,440	340,094
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 3.29%, 3/25/2037 (d)(q)	1,186,441	448,884
CHCP 2021-FL1 Ltd., “B”, FLR, 6.654% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	6,412,000	6,073,044
CHCP 2021-FL1 Ltd., “C”, FLR, 7.104% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	5,168,000	4,865,723
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	6,404,000	6,412,802
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,314,315
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	10,722,036
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	5,628,532
CLNC 2019-FL1 Ltd., “B”, FLR, 6.932% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	6,270,000	6,009,751
CLNC 2019-FL1 Ltd., “C”, FLR, 7.432% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	10,190,000	9,526,796
Columbia Cent CLO 28 Ltd., “A-2-R”, 7.023%, 11/07/2030 (n)	28,014,809	27,060,120
Columbia Cent CLO 28 Ltd., “B-R”, 7.47%, 11/07/2030 (n)	17,835,205	17,048,369
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	9,330,905
Commercial Mortgage Pass-Through Certificates, 2019-BNK17, “AS”, 3.976%, 4/15/2052	5,000,000	4,605,109
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,180,370
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	9,592,356
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,614,311
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	25,048,385
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	2,159,000	1,991,525
12

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	$3,687,246	$3,536,606
Cutwater 2015-1A Ltd., “BR”, FLR, 7.06% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	27,695,000	27,288,687
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 6.698% (LIBOR - 3mo. + 1.45%), 4/15/2029 (n)	14,975,000	14,706,873
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 7.312% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	16,500,000	15,722,800
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	16,457,689	16,412,890
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	90,891	89,731
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	10,965,963
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.962% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	15,920,000	15,260,005
IMPAC CMB Trust, FLR, 5.76% (LIBOR - 1mo. + 0.74%), 11/25/2034	15,271	14,844
IMPAC CMB Trust, FLR, 5.94% (LIBOR - 1mo. + 0.92%), 11/25/2034	7,636	7,471
IMPAC Secured Assets Corp., FLR, 5.72% (LIBOR - 1mo. + 0.35%), 5/25/2036	34,088	28,790
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	13,025,174	12,515,203
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	22,729,923
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	10,746,000
JPMorgan Chase Commercial Mortgage Securities Corp., 5.777%, 7/15/2042 (n)	326,647	255,886
LCCM 2021-FL2 Trust, “C”, FLR, 7.098% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	8,225,000	7,524,107
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 6.447% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	11,303,127	11,291,824
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.498% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,701,006
LoanCore 2018-CRE1 Ltd., “C”, FLR, 6.898% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	5,553,900	5,158,812
LoanCore 2018-CRE3 Ltd., “B”, FLR, 6.548% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	5,351,850	5,078,076
LoanCore 2019-CRE2 Ltd., “D”, FLR, 7.398% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	3,164,500	3,134,345
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 6.317% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	3,765,224	3,768,813
13

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.698% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	$23,249,000	$21,976,461
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.948% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	8,432,000	7,906,731
LoanCore 2021-CRE6 Ltd., “B”, FLR, 6.848% (LIBOR - 1mo. + 1.9%), 11/15/2038 (n)	42,852,000	40,000,542
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 7.292% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	24,271,403	23,300,959
Madison Park Funding XLI Ltd., 2012-A, “B1R”, FLR, 6.623% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,398,267
Merrill Lynch Mortgage Investors, Inc., 4.318%, 2/25/2037 (a)(d)	1,798,579	242,443
MF1 2020-FL4 Ltd., “AS”, FLR, 7.104% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	10,615,000	10,434,190
MF1 2021-FL5 Ltd., “C”, FLR, 6.704% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	10,670,500	9,972,799
MF1 2022-FL8 Ltd., “C”, FLR, 6.982% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	10,626,099	9,786,009
MF1 2022-FL8 Ltd., “D”, FLR, 7.432% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	6,141,972	5,565,176
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 6.452% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	31,520,702	31,106,457
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	7,766,737
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.11% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	5,663,303	5,389,511
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 7.3%, 4/20/2034 (n)	9,973,559	9,509,619
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 6.66% (LIBOR - 3mo. + 1.4%), 4/15/2034 (n)	20,000,000	19,391,140
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.022% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	16,780,750	16,243,346
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.623% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	22,979,914	21,999,062
OneMain Financial Issuance Trust 2022-3A, “A”, 5.94%, 5/15/2034 (n)	15,058,000	15,246,501
OSD CLO, 2023-27, Ltd., “B”, FLR, 7.453% (SOFR - 3mo. + 2.4%), 4/16/2035 (n)	3,000,000	2,988,933
Ownit Mortgage Loan Asset-Backed Certificates, 3.117%, 10/25/2035	483,698	278,977
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 6.265% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,300,000	13,142,009
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 6.815% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	11,690,351	11,505,655
14

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Parallel 2015-1A Ltd., “C1R”, FLR, 7% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	$2,715,541	$2,688,315
Parallel 2015-1A Ltd., “C2R”, FLR, 7% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	2,928,380	2,889,462
PFP III 2021-7 Ltd., “B”, FLR, 6.345% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,866,807	3,630,027
PFP III 2021-7 Ltd., “C”, FLR, 6.596% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	6,776,662	6,219,586
Preferred Term Securities XIX Ltd., CDO, FLR, 5.216% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	2,225,563	1,980,751
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 5.955% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	11,940,482	11,829,686
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 7.22% (LIBOR - 1mo. + 2.2%), 11/25/2036 (n)	5,795,000	5,423,146
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 7.97% (LIBOR - 1mo. + 2.95%), 11/25/2036 (n)	6,825,000	6,097,748
Regatta II Funding L.P., 2013-2A, “BR3”, FLR, 7.26% (LIBOR - 3mo. + 2%), 1/15/2029 (n)	17,000,000	16,399,492
Residential Funding Mortgage Securities, Inc., FGIC, 4.149%, 12/25/2035	137,728	137,203
Shackleton 2015-8A CLO Ltd., “CR”, FLR, 6.9% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,000,000	1,999,626
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 7.059% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	11,255,500	10,337,429
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 6.7% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	6,082,500	5,783,243
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 6.95% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	11,508,500	10,712,340
Thornburg Mortgage Securities Trust, FLR, 5.7% (LIBOR - 1mo. + 0.68%), 4/25/2043	400	398
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	30,817,370
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	17,347,943
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 6.698% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	8,202,288	7,894,694
Voya CLO 2012-4A Ltd., “BR3”, FLR, 7.198% (LIBOR - 3mo. + 1.95%), 10/15/2030 (n)	3,474,736	3,283,803
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.548% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	4,942,894	4,440,068
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	14,864,919
15

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	$7,740,000	$7,235,369
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	23,624,749
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	12,522,015
		$1,225,770,403
Automotive – 0.2%
Stellantis N.V., 2.691%, 9/15/2031 (n)	$14,723,000	$11,991,815
Volkswagen Group of America Finance LLC, 3.2%, 9/26/2026 (n)	1,522,000	1,442,912
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	5,056,000	4,661,842
		$18,096,569
Broadcasting – 1.2%
Discovery, Inc., 4.65%, 5/15/2050	$11,068,000	$8,362,292
Prosus N.V., 3.68%, 1/21/2030 (n)	17,751,000	15,117,637
Warnermedia Holdings, Inc., 5.05%, 3/15/2042	24,492,000	20,257,339
Warnermedia Holdings, Inc., 5.141%, 3/15/2052	21,194,000	16,935,224
Warnermedia Holdings, Inc., 5.391%, 3/15/2062	8,483,000	6,811,149
WMG Acquisition Corp., 3%, 2/15/2031 (n)	20,043,000	16,403,539
		$83,887,180
Brokerage & Asset Managers – 1.1%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$26,796,000	$23,111,550
LPL Holdings, Inc., 4%, 3/15/2029 (n)	21,696,000	19,486,799
Morgan Stanley Domestic Holdings, Inc., 3.8%, 8/24/2027	18,580,000	17,836,323
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	8,585,000	8,555,861
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	12,915,522
		$81,906,055
Building – 0.6%
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	$25,624,000	$22,117,322
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	15,475,000	12,246,859
Vulcan Materials Co., 3.5%, 6/01/2030	9,570,000	8,783,308
		$43,147,489
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$9,219,000	$8,101,416
Equinix, Inc., 2.15%, 7/15/2030	21,402,000	17,591,831
Fiserv, Inc., 3.5%, 7/01/2029	17,324,000	16,136,125
Fiserv, Inc., 5.6%, 3/02/2033	10,033,000	10,462,028
16

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Global Payments, Inc., 2.9%, 5/15/2030	$23,523,000	$20,159,890
Global Payments, Inc., 2.9%, 11/15/2031	6,885,000	5,705,123
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	27,150,000	23,606,558
		$101,762,971
Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$29,387,000	$24,676,249
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	6,354,206
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	35,959,000	28,779,790
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	17,470,000	12,537,905
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	16,620,000	11,643,202
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	8,250,000	7,348,529
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	15,640,000	12,544,808
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	7,237,989
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,297,564
		$116,420,242
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$19,805,000	$17,126,405
Computer Software – 0.6%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$26,757,000	$27,045,855
Oracle Corp., 6.15%, 11/09/2029	7,911,000	8,394,080
Oracle Corp., 4.9%, 2/06/2033	6,111,000	6,020,665
		$41,460,600
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,371,000	$23,589,081
Conglomerates – 1.0%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$9,016,000	$8,252,407
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	6,853,000	6,918,075
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	20,904,000	21,297,236
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	16,170,000	16,489,931
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	21,336,000	21,179,702
		$74,137,351
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029	$6,859,000	$6,385,344
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032	15,416,000	14,155,809
		$20,541,153
17

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.7%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$20,902,000	$17,074,844
Meituan, 3.05%, 10/28/2030	10,995,000	8,710,032
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,383,025
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	10,462,580
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,167,978
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	16,829,791	4,768,873
		$48,567,332
Containers – 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$8,718,000	$8,546,527
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$21,913,000	$18,261,125
Electronics – 0.7%
Broadcom, Inc., 4.15%, 11/15/2030	$8,877,000	$8,256,396
Broadcom, Inc., 3.469%, 4/15/2034 (n)	14,353,000	11,857,973
Broadcom, Inc., 3.137%, 11/15/2035 (n)	12,875,000	9,967,313
Broadcom, Inc., 3.187%, 11/15/2036 (n)	12,521,000	9,528,528
Broadcom, Inc., 4.926%, 5/15/2037 (n)	12,031,000	10,981,811
		$50,592,021
Emerging Market Quasi-Sovereign – 0.1%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$5,243,000	$4,400,243
Energy - Independent – 0.9%
Energean Israel Finance Ltd., 4.875%, 3/30/2026	$16,253,000	$14,973,076
EQT Corp., 3.9%, 10/01/2027	10,583,000	10,012,047
EQT Corp., 5%, 1/15/2029	5,901,000	5,648,666
EQT Corp., 3.625%, 5/15/2031 (n)	6,884,000	5,987,634
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	9,070,000	8,571,150
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	11,033,000	10,219,427
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	13,596,000	10,252,744
		$65,664,744
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$13,354,000	$13,336,626
Eni S.p.A., 4.25%, 5/09/2029 (n)	13,598,000	13,098,557
		$26,435,183
18

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.5%, 9/15/2023	$18,880,000	$18,764,211
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	12,700,000	12,823,893
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	10,175,000	8,858,542
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	12,067,000	9,883,752
Air Lease Corp., 5.85%, 12/15/2027	13,999,000	14,165,670
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	15,117,000	14,905,636
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	12,497,000	12,135,247
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	12,112,000	10,768,695
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,451,000	6,976,971
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	7,098,000	6,338,484
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	5,071,000	4,262,677
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,959,000	9,223,009
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	14,582,455	13,018,049
		$142,124,836
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	$7,779,000	$8,266,871
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	20,690,000	19,753,778
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	22,400,000	19,040,250
		$47,060,899
Gaming & Lodging – 0.4%
Marriott International, Inc., 3.5%, 10/15/2032	$12,991,000	$11,387,556
Marriott International, Inc., 2.75%, 10/15/2033	18,167,000	14,742,601
		$26,130,157
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$15,987,000	$14,066,213
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	1,846,000	1,524,802
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	5,568,000	4,358,080
		$19,949,095
Insurance - Health – 0.3%
Humana, Inc., 5.875%, 3/01/2033	$21,051,000	$22,674,324
Humana, Inc., 5.5%, 3/15/2053	2,866,000	2,923,204
		$25,597,528
19

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.6%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$12,789,048
Ambac Assurance Corp., 5.1%, 6/07/2060 (z)	13,854	20,296
American International Group, Inc., 3.9%, 4/01/2026	3,649,000	3,563,706
Aon Corp., 3.75%, 5/02/2029	23,260,000	22,296,416
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	2,778,000	2,348,027
Brown & Brown, Inc., 4.2%, 3/17/2032	15,616,000	14,357,589
Brown & Brown, Inc., 4.95%, 3/17/2052	18,116,000	15,617,820
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	15,157,696
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	6,172,401
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	16,523,000	16,356,122
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	11,271,000	8,399,505
		$117,078,626
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$6,247,094
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$16,388,000	$16,292,783
CNH Industrial Capital LLC, 4.2%, 1/15/2024	3,387,000	3,348,682
		$19,641,465
Major Banks – 7.5%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$7,070,000	$6,562,986
Bank of America Corp., 3.97% to 3/05/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	8,931,000	8,471,106
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	39,891,000	33,676,221
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	45,881,000	37,675,542
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	4,140,000	4,127,249
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	15,392,000	15,103,400
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	13,771,000	12,462,755
Barclays PLC, 4.375%, 1/12/2026	4,820,000	4,696,630
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	7,542,372
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	16,966,000	13,589,959
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	23,182,000	20,064,983
20

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	$24,629,000	$25,041,775
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	13,785,086
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	26,935,000	22,413,582
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	18,997,500
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	10,111,000	8,493,240
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	17,300,854
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	26,911,469
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	9,246,000	8,905,645
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR - 1 day + 1.51%) to 10/15/2030	16,953,000	14,871,278
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	7,484,000	6,486,012
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	29,061,000	24,188,623
Lloyds Bank PLC, 3.75%, 1/11/2027	3,975,000	3,783,519
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	31,223,000	25,659,383
Morgan Stanley, 3.125%, 7/27/2026	12,844,000	12,211,392
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	7,037,000	6,073,280
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	19,284,000	15,875,844
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	3,536,000	3,674,977
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	31,405,574
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	6,036,000	5,795,679
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	30,010,000	20,699,502
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,610,000	6,368,125
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,491,000	9,921,652
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	45,462,000	38,826,697
Westpac Banking Corp., 2.894% to 2/04/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	17,010,369
		$548,674,260
21

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 2.0%
Adventist Health System/West, 5.43%, 3/01/2032	$21,168,000	$21,368,419
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	4,431,000	3,860,855
Alcon Finance Corp., 5.375%, 12/06/2032 (n)	6,013,000	6,189,969
Alcon, Inc., 2.75%, 9/23/2026 (n)	4,432,000	4,172,964
Alcon, Inc., 3%, 9/23/2029 (n)	11,067,000	10,027,319
DaVita, Inc., 4.625%, 6/01/2030 (n)	15,220,000	13,257,670
HCA, Inc., 5.25%, 6/15/2026	6,743,000	6,767,329
HCA, Inc., 4.125%, 6/15/2029	14,251,000	13,511,302
HCA, Inc., 4.375%, 3/15/2042 (n)	14,385,000	12,070,764
HCA, Inc., 4.625%, 3/15/2052 (n)	9,681,000	8,030,047
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,518,001
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	7,643,170
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	20,985,125
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	8,811,035
Tower Health, 4.451%, 2/01/2050	22,087,000	9,883,933
		$149,097,902
Metals & Mining – 1.4%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,712,000	$9,326,294
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	16,098,000	14,908,338
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,521,000	10,604,069
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	20,205,000	17,116,256
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	17,908,000	15,555,403
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,720,000	5,713,070
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,296,000	14,608,228
Novelis Corp., 3.25%, 11/15/2026 (n)	3,169,000	2,901,105
Novelis Corp., 3.875%, 8/15/2031 (n)	11,091,000	9,287,609
		$100,020,372
Midstream – 3.0%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$16,500,000	$13,532,007
Cheniere Energy Partners LP, 4.5%, 10/01/2029	13,412,000	12,618,503
Enbridge, Inc., 4.25%, 12/01/2026	9,961,000	9,804,595
Enbridge, Inc., 5.7%, 3/08/2033	8,233,000	8,549,892
Energy Transfer LP, 5.55%, 2/15/2028	5,763,000	5,875,863
Energy Transfer LP, 5.75%, 2/15/2033	17,623,000	17,968,552
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	7,347,000	8,545,697
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	6,316,314
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	7,067,872
MPLX LP, 4.95%, 3/14/2052	32,980,000	28,548,899
ONEOK, Inc., 5.2%, 7/15/2048	13,639,000	11,939,068
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	33,187,000	29,970,789
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,255,000	5,090,116
22

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	$5,465,000	$5,291,797
Targa Resources Corp., 4.2%, 2/01/2033	4,099,000	3,724,011
Targa Resources Corp., 6.125%, 3/15/2033	18,189,000	18,989,621
Targa Resources Corp., 4.95%, 4/15/2052	6,758,000	5,600,533
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	19,620,000	19,894,817
		$219,328,946
Mortgage-Backed – 21.1%
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	$4,697,467	$4,780,435
Fannie Mae, 5.25%, 8/01/2024	779,250	777,791
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	21,798,037	21,821,141
Fannie Mae, 2.639%, 12/25/2026	8,229,204	7,713,493
Fannie Mae, 3.95%, 1/01/2027	583,013	579,976
Fannie Mae, 3.5%, 1/01/2028 - 12/01/2047	30,160,753	28,690,154
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	28,146,126	25,979,580
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	2,657,433	2,357,394
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	46,055	48,035
Fannie Mae, 3%, 2/25/2033 (i)	1,221,332	108,377
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	4,379,183	4,525,053
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	1,907,792	1,979,525
Fannie Mae, 3.25%, 5/25/2040	359,086	338,488
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	37,310,768	36,432,061
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	753,394	688,190
Fannie Mae, 4%, 7/25/2046 (i)	1,296,472	243,121
Fannie Mae, UMBS, 3%, 8/01/2036 - 10/01/2052	66,244,023	60,351,184
Fannie Mae, UMBS, 2%, 10/01/2036 - 7/01/2052	174,297,793	149,035,500
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 3/01/2053	221,695,791	193,575,271
Fannie Mae, UMBS, 1.5%, 9/01/2041 - 2/01/2042	1,040,034	854,377
Fannie Mae, UMBS, 5.5%, 5/01/2044 - 3/01/2053	19,404,110	19,616,251
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 5/01/2052	6,433,644	6,037,836
Fannie Mae, UMBS, 5%, 8/01/2052 - 5/01/2053	15,699,829	15,611,514
Fannie Mae, UMBS, 4.5%, 9/01/2052 - 3/01/2053	13,368,649	13,099,263
Fannie Mae, UMBS, 6%, 2/01/2053	2,756,115	2,917,503
Freddie Mac, 3.06%, 7/25/2023	867,997	863,627
Freddie Mac, 3.531%, 7/25/2023	2,038,482	2,025,380
Freddie Mac, 3.458%, 8/25/2023	6,402,869	6,356,625
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,825,688
Freddie Mac, 2.811%, 1/25/2025	6,373,361	6,174,425
Freddie Mac, 3.329%, 5/25/2025	8,738,328	8,537,736
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	4,287,442	4,196,387
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	5,280,318	5,300,557
Freddie Mac, 3.3%, 10/25/2026	4,957,000	4,809,260
Freddie Mac, 3.117%, 6/25/2027	17,177,017	16,505,159
23

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	$26,627,056	$24,567,428
Freddie Mac, 4.06%, 10/25/2028	5,001,000	4,967,055
Freddie Mac, 1.22%, 7/25/2029 (i)	12,661,513	701,959
Freddie Mac, 1.268%, 8/25/2029 (i)	22,285,584	1,299,201
Freddie Mac, 1.985%, 4/25/2030 (i)	6,415,004	679,743
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	1,027,549	1,061,948
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	532,910	547,403
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	2,205,559	2,248,413
Freddie Mac, 5.5%, 2/15/2036 (i)	240,814	38,452
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	19,734,542	18,724,021
Freddie Mac, 4.5%, 12/15/2040 (i)	183,339	15,756
Freddie Mac, 4%, 8/15/2044 (i)	257,409	27,950
Freddie Mac, 3.25%, 11/25/2061	3,478,990	3,143,500
Freddie Mac, UMBS, 3%, 11/01/2034 - 10/01/2052	44,979,827	40,808,774
Freddie Mac, UMBS, 2%, 1/01/2037 - 10/01/2052	266,355,396	224,555,090
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 3/01/2053	86,339,132	75,851,810
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 9/01/2052	52,199,503	48,581,708
Freddie Mac, UMBS, 4.5%, 7/01/2052 - 12/01/2052	13,805,188	13,496,003
Freddie Mac, UMBS, 5%, 8/01/2052	486,674	484,757
Freddie Mac, UMBS, 4%, 10/01/2052	12,097,998	11,565,058
Freddie Mac, UMBS, 5.5%, 11/01/2052 - 12/01/2052	12,828,540	12,934,937
Freddie Mac, UMBS, 6%, 1/01/2053	7,299,302	7,436,791
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	707,448	735,775
Ginnie Mae, 4.5%, 10/20/2033 - 12/20/2052	71,244,140	70,098,386
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	573,521	595,785
Ginnie Mae, 4%, 10/20/2040 - 10/20/2052	43,091,117	41,479,120
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2052	35,195,403	33,284,341
Ginnie Mae, 3%, 11/20/2044 - 11/20/2052	70,813,778	64,933,196
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	39,147,826	34,607,482
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	18,463,640	15,807,458
Ginnie Mae, 5%, 12/20/2052 - 4/20/2053	18,649,569	18,567,628
Ginnie Mae, TBA, 2.5%, 5/15/2053	18,575,000	16,410,940
Ginnie Mae, TBA, 3.5%, 5/15/2053	21,450,000	20,134,512
Ginnie Mae, TBA, 5%, 5/15/2053	45,625,000	45,420,044
Ginnie Mae, TBA, 5.5%, 5/15/2053	20,425,000	20,562,231
		$1,534,131,012
24

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 1.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$1,655,000	$1,633,300
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	24,325,000	22,237,642
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	3,653,939
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	25,254,000	27,682,382
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	9,717,000	8,254,755
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	6,320,000	6,904,180
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.765%, 6/01/2040	4,260,000	4,909,538
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	29,316,000	24,986,132
		$100,261,868
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$16,863,509
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	12,815,887
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	15,176,336
		$44,855,732
Network & Telecom – 0.7%
AT&T, Inc., 3.5%, 9/15/2053	$7,351,000	$5,272,328
AT&T, Inc., 3.55%, 9/15/2055	19,066,000	13,531,072
Verizon Communications, Inc., 2.55%, 3/21/2031	26,553,000	22,606,946
Verizon Communications, Inc., 4.272%, 1/15/2036	9,727,000	9,031,892
		$50,442,238
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$9,202,000	$7,979,492
Marathon Petroleum Corp., 5.85%, 12/15/2045	4,349,000	4,119,141
		$12,098,633
Other Banks & Diversified Financials – 2.0%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$17,102,000	$14,673,516
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR - 1 day + 1.146%) to 1/29/2031	21,877,000	18,752,347
Discover Financial Services, 6.7%, 11/29/2032	34,164,000	36,148,382
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,743,000	7,486,043
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	14,673,000	12,648,768
25

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$57,968,000	$53,287,084
		$142,996,140
Pharmaceuticals – 0.5%
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	$23,655,000	$21,740,483
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	16,685,000	15,350,275
		$37,090,758
Real Estate - Office – 0.6%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$29,885,000	$22,461,781
Boston Properties Ltd. LP, REIT, 2.45%, 10/01/2033	27,176,000	19,545,341
		$42,007,122
Specialty Stores – 0.5%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$17,293,000	$14,338,207
Penske Automotive Group Co., 3.75%, 6/15/2029	25,284,000	21,984,483
		$36,322,690
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT, 3.55%, 7/15/2027	$3,247,000	$3,080,578
Crown Castle International Corp., REIT, 4%, 3/01/2027	1,300,000	1,267,583
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	3,555,000	3,436,148
Crown Castle, Inc., REIT, 3.8%, 2/15/2028	4,492,000	4,302,181
Crown Castle, Inc., REIT, 3.25%, 1/15/2051	1,841,000	1,264,796
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	27,147,000	23,025,300
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	27,147,000	22,259,759
SBA Communications Corp., 3.125%, 2/01/2029	17,490,000	14,962,711
T-Mobile USA, Inc., 2.55%, 2/15/2031	28,722,000	24,434,569
T-Mobile USA, Inc., 4.375%, 4/15/2040	2,343,000	2,104,438
Vodafone Group PLC, 5.625%, 2/10/2053	6,121,000	6,042,644
		$106,180,707
Tobacco – 1.3%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$12,881,000	$12,530,555
B.A.T. Capital Corp., 4.906%, 4/02/2030	2,485,000	2,398,934
B.A.T. Capital Corp., 4.742%, 3/16/2032	26,499,000	24,757,818
B.A.T. International Finance PLC, 4.448%, 3/16/2028	23,935,000	22,991,929
Philip Morris International, Inc., 5.125%, 11/17/2027	9,958,000	10,196,955
Philip Morris International, Inc., 5.625%, 11/17/2029	4,291,000	4,481,921
Philip Morris International, Inc., 5.125%, 2/15/2030	17,478,000	17,659,994
		$95,018,106
26

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$13,697,000	$13,139,065
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,601,000	13,803,902
		$26,942,967
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.35%, 7/01/2023	$4,814	$4,798
Small Business Administration, 4.98%, 11/01/2023	4,701	4,678
Small Business Administration, 4.89%, 12/01/2023	13,070	12,958
Small Business Administration, 4.93%, 1/01/2024	10,357	10,263
Small Business Administration, 4.34%, 3/01/2024	13,613	13,474
Small Business Administration, 5.18%, 5/01/2024	12,137	12,036
Small Business Administration, 5.52%, 6/01/2024	17,917	17,885
Small Business Administration, 5.19%, 7/01/2024	21,766	21,479
Small Business Administration, 4.86%, 10/01/2024	14,721	14,551
Small Business Administration, 4.57%, 6/01/2025	68,839	68,306
Small Business Administration, 4.76%, 9/01/2025	198,969	193,521
Small Business Administration, 5.39%, 12/01/2025	14,536	14,444
Small Business Administration, 5.35%, 2/01/2026	92,145	90,965
Small Business Administration, 3.25%, 11/01/2030	596,983	569,753
Small Business Administration, 2.85%, 9/01/2031	991,120	930,522
Small Business Administration, 2.37%, 8/01/2032	663,337	611,572
Small Business Administration, 2.13%, 1/01/2033	1,295,723	1,193,021
Small Business Administration, 2.21%, 2/01/2033	328,371	302,201
Small Business Administration, 2.22%, 3/01/2033	1,052,558	967,410
Small Business Administration, 2.08%, 4/01/2033	2,049,701	1,881,010
Small Business Administration, 2.45%, 6/01/2033	2,404,048	2,228,937
Small Business Administration, 3.15%, 7/01/2033	3,043,585	2,903,282
Small Business Administration, 3.16%, 8/01/2033	3,057,329	2,930,634
Small Business Administration, 3.62%, 9/01/2033	1,453,999	1,413,765
		$16,411,465
U.S. Treasury Obligations – 15.7%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$27,300,000	$18,143,836
U.S. Treasury Bonds, 1.375%, 11/15/2040	74,100,000	51,288,199
U.S. Treasury Bonds, 1.75%, 8/15/2041	67,500,000	49,098,340
U.S. Treasury Bonds, 2.375%, 2/15/2042	61,700,000	49,796,238
U.S. Treasury Bonds, 4%, 11/15/2042	26,100,000	26,883,000
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	51,009,711
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	23,505,363
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	23,620,631
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	17,370,523
U.S. Treasury Bonds, 2.375%, 11/15/2049	34,500,000	26,684,941
U.S. Treasury Bonds, 1.625%, 11/15/2050	92,800,000	59,642,125
U.S. Treasury Notes, 0.75%, 12/31/2023 (f)	177,500,000	172,653,418
27

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.25%, 9/30/2024	$396,000,000	$394,979,064
U.S. Treasury Notes, 3.875%, 3/31/2025	70,000,000	69,715,625
U.S. Treasury Notes, 0.875%, 6/30/2026	120,000,000	110,025,000
		$1,144,416,014
Utilities - Electric Power – 2.1%
AEP Transmission Co. LLC, 4%, 12/01/2046	$7,457,000	$6,480,350
American Electric Power Co., Inc., 5.95%, 11/01/2032	13,723,000	14,691,542
Calpine Corp., 3.75%, 3/01/2031 (n)	16,125,000	13,752,687
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	30,284,000	28,311,007
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	3,444,000	3,853,456
Evergy, Inc., 2.9%, 9/15/2029	3,000,000	2,699,726
FirstEnergy Corp., 2.65%, 3/01/2030	15,914,000	13,745,558
FirstEnergy Corp., 5.1%, 7/15/2047	6,821,000	6,294,282
FirstEnergy Corp., 3.4%, 3/01/2050	9,936,000	6,961,857
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	21,954,000	18,623,498
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	9,932,100
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	23,912,309
		$149,258,372
Total Bonds (Identified Cost, $7,758,137,003)		$7,104,678,764
Investment Companies (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $205,456,837)	205,456,923	$205,498,014

Other Assets, Less Liabilities – (0.6)%		(45,159,724)
Net Assets – 100.0%		$7,265,017,054

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $205,498,014 and $7,104,678,764, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,033,369,147, representing 28.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
28

Portfolio of Investments – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2060	2/14/18	$5,446	$20,296
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	504	172
Total Restricted Securities			$20,468
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 4/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	1,853	$382,022,007	June – 2023	$3,372,012
U.S. Treasury Note 5 yr	Long	USD	3,692	405,168,158	June – 2023	8,808,108
U.S. Treasury Ultra Bond	Long	USD	2,503	353,939,843	June – 2023	13,117,677
						$25,297,797
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	1,466	$178,050,281	June – 2023	$(6,394,902)
29

Portfolio of Investments – continued
At April 30, 2023, the fund had liquid securities with an aggregate value of $23,872,884 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
30

Financial Statements
Statement of Assets and Liabilities
At 4/30/23
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $7,758,137,003)	$7,104,678,764
Investments in affiliated issuers, at value (identified cost, $205,456,837)	205,498,014
Cash	2,690,356
Receivables for
Net daily variation margin on open futures contracts	4,840,729
Investments sold	578,547
Fund shares sold	10,353,321
Interest and dividends	49,370,792
Other assets	14,840
Total assets	$7,378,025,363
Liabilities
Payables for
Distributions	$1,699,900
Investments purchased	420,376
TBA purchase commitments	102,821,207
Fund shares reacquired	6,174,618
Payable to affiliates
Investment adviser	268,128
Administrative services fee	6,779
Shareholder servicing costs	1,220,817
Distribution and service fees	44,060
Payable for independent Trustees' compensation	12
Accrued expenses and other liabilities	352,412
Total liabilities	$113,008,309
Net assets	$7,265,017,054
Net assets consist of
Paid-in capital	$8,295,897,618
Total distributable earnings (loss)	(1,030,880,564)
Net assets	$7,265,017,054
Shares of beneficial interest outstanding	759,906,103
31

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,262,534,775	236,678,359	$9.56
Class B	3,383,863	353,350	9.58
Class C	36,252,509	3,786,797	9.57
Class I	1,361,313,315	142,401,611	9.56
Class R1	1,278,689	133,553	9.57
Class R2	14,214,680	1,487,111	9.56
Class R3	68,212,872	7,136,124	9.56
Class R4	47,748,286	4,993,173	9.56
Class R6	3,470,078,065	362,936,025	9.56

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.98 [100 / 95.75 x $9.56]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
32

Financial Statements
Statement of Operations
Year ended 4/30/23
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$266,974,391
Dividends from affiliated issuers	7,984,826
Other	5,690,665
Foreign taxes withheld	(12)
Total investment income	$280,649,870
Expenses
Management fee	$28,718,475
Distribution and service fees	6,379,341
Shareholder servicing costs	4,039,632
Program manager fees	513
Administrative services fee	673,044
Independent Trustees' compensation	116,139
Custodian fee	273,536
Shareholder communications	351,052
Audit and tax fees	92,981
Legal fees	33,841
Miscellaneous	381,917
Total expenses	$41,060,471
Fees paid indirectly	(41,950)
Reduction of expenses by investment adviser and distributor	(7,883,150)
Net expenses	$33,135,371
Net investment income (loss)	$247,514,499
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(126,600,445)
Affiliated issuers	(19,799)
Futures contracts	(130,998,356)
Net realized gain (loss)	$(257,618,600)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(122,253,404)
Affiliated issuers	41,177
Futures contracts	56,313,154
Net unrealized gain (loss)	$(65,899,073)
Net realized and unrealized gain (loss)	$(323,517,673)
Change in net assets from operations	$(76,003,174)
See Notes to Financial Statements
33

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/23	4/30/22
Change in net assets
From operations
Net investment income (loss)	$247,514,499	$165,119,175
Net realized gain (loss)	(257,618,600)	(62,366,751)
Net unrealized gain (loss)	(65,899,073)	(806,212,654)
Change in net assets from operations	$(76,003,174)	$(703,460,230)
Total distributions to shareholders	$(256,707,660)	$(282,080,395)
Change in net assets from fund share transactions	$(32,328,488)	$358,268,568
Total change in net assets	$(365,039,322)	$(627,272,057)
Net assets
At beginning of period	7,630,056,376	8,257,328,433
At end of period	$7,265,017,054	$7,630,056,376
See Notes to Financial Statements
34

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.99	$11.27	$11.08	$10.62	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.20	$0.24	$0.30	$0.30
Net realized and unrealized gain (loss)	(0.42)	(1.13)	0.27	0.47	0.23
Total from investment operations	$(0.10)	$(0.93)	$0.51	$0.77	$0.53
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.21)	$(0.28)	$(0.31)	$(0.30)
From net realized gain	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.33)	$(0.35)	$(0.32)	$(0.31)	$(0.30)
Net asset value, end of period (x)	$9.56	$9.99	$11.27	$11.08	$10.62
Total return (%) (r)(s)(t)(x)	(0.95)	(8.46)	4.55	7.30	5.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.76	0.77	0.79	0.82
Expenses after expense reductions (f)	0.60	0.60	0.62	0.67	0.69
Net investment income (loss)	3.30	1.84	2.07	2.69	2.89
Portfolio turnover	97	185	188	144	60
Net assets at end of period (000 omitted)	$2,262,535	$2,426,564	$2,969,273	$2,458,183	$1,967,507
See Notes to Financial Statements
35

Financial Highlights – continued
Class B	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$10.01	$11.29	$11.10	$10.64	$10.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.24	$0.12	$0.15	$0.22	$0.22
Net realized and unrealized gain (loss)	(0.41)	(1.13)	0.27	0.47	0.23
Total from investment operations	$(0.17)	$(1.01)	$0.42	$0.69	$0.45
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.13)	$(0.19)	$(0.23)	$(0.22)
From net realized gain	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.26)	$(0.27)	$(0.23)	$(0.23)	$(0.22)
Net asset value, end of period (x)	$9.58	$10.01	$11.29	$11.10	$10.64
Total return (%) (r)(s)(t)(x)	(1.68)	(9.13)	3.77	6.50	4.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.51	1.52	1.54	1.58
Expenses after expense reductions (f)	1.35	1.35	1.37	1.42	1.44
Net investment income (loss)	2.52	1.09	1.35	1.97	2.13
Portfolio turnover	97	185	188	144	60
Net assets at end of period (000 omitted)	$3,384	$4,618	$6,865	$9,963	$13,727
See Notes to Financial Statements
36

Financial Highlights – continued
Class C	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$10.01	$11.28	$11.10	$10.64	$10.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.11	$0.14	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.42)	(1.12)	0.26	0.48	0.23
Total from investment operations	$(0.19)	$(1.01)	$0.40	$0.68	$0.44
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.12)	$(0.18)	$(0.22)	$(0.21)
From net realized gain	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.25)	$(0.26)	$(0.22)	$(0.22)	$(0.21)
Net asset value, end of period (x)	$9.57	$10.01	$11.28	$11.10	$10.64
Total return (%) (r)(s)(t)(x)	(1.88)	(9.14)	3.57	6.40	4.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.51	1.52	1.55	1.57
Expenses after expense reductions (f)	1.45	1.45	1.47	1.52	1.54
Net investment income (loss)	2.39	0.99	1.25	1.85	2.03
Portfolio turnover	97	185	188	144	60
Net assets at end of period (000 omitted)	$36,253	$56,980	$77,610	$99,437	$89,735
See Notes to Financial Statements
37

Financial Highlights – continued
Class I	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.99	$11.27	$11.09	$10.62	$10.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.22	$0.25	$0.31	$0.31
Net realized and unrealized gain (loss)	(0.42)	(1.13)	0.26	0.49	0.23
Total from investment operations	$(0.09)	$(0.91)	$0.51	$0.80	$0.54
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.23)	$(0.29)	$(0.33)	$(0.32)
From net realized gain	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.34)	$(0.37)	$(0.33)	$(0.33)	$(0.32)
Net asset value, end of period (x)	$9.56	$9.99	$11.27	$11.09	$10.62
Total return (%) (r)(s)(t)(x)	(0.80)	(8.32)	4.61	7.56	5.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.51	0.52	0.54	0.57
Expenses after expense reductions (f)	0.45	0.45	0.47	0.52	0.54
Net investment income (loss)	3.43	1.99	2.22	2.84	3.03
Portfolio turnover	97	185	188	144	60
Net assets at end of period (000 omitted)	$1,361,313	$1,617,089	$1,651,206	$1,513,495	$1,242,812
See Notes to Financial Statements
38

Financial Highlights – continued
Class R1	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$10.01	$11.28	$11.10	$10.64	$10.41
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.11	$0.14	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.42)	(1.12)	0.26	0.48	0.23
Total from investment operations	$(0.19)	$(1.01)	$0.40	$0.68	$0.44
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.12)	$(0.18)	$(0.22)	$(0.21)
From net realized gain	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.25)	$(0.26)	$(0.22)	$(0.22)	$(0.21)
Net asset value, end of period (x)	$9.57	$10.01	$11.28	$11.10	$10.64
Total return (%) (r)(s)(t)(x)	(1.88)	(9.14)	3.57	6.40	4.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.51	1.52	1.54	1.57
Expenses after expense reductions (f)	1.45	1.45	1.47	1.52	1.54
Net investment income (loss)	2.45	0.99	1.22	1.87	2.06
Portfolio turnover	97	185	188	144	60
Net assets at end of period (000 omitted)	$1,279	$1,641	$1,812	$1,656	$2,005
See Notes to Financial Statements
39

Financial Highlights – continued
Class R2	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.99	$11.27	$11.08	$10.62	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.16	$0.20	$0.26	$0.26
Net realized and unrealized gain (loss)	(0.42)	(1.13)	0.27	0.47	0.24
Total from investment operations	$(0.14)	$(0.97)	$0.47	$0.73	$0.50
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.17)	$(0.24)	$(0.27)	$(0.27)
From net realized gain	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.29)	$(0.31)	$(0.28)	$(0.27)	$(0.27)
Net asset value, end of period (x)	$9.56	$9.99	$11.27	$11.08	$10.62
Total return (%) (r)(s)(t)(x)	(1.29)	(8.79)	4.19	6.93	4.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.01	1.02	1.04	1.08
Expenses after expense reductions (f)	0.95	0.95	0.97	1.02	1.04
Net investment income (loss)	2.94	1.49	1.74	2.36	2.53
Portfolio turnover	97	185	188	144	60
Net assets at end of period (000 omitted)	$14,215	$16,565	$25,398	$27,083	$34,093
See Notes to Financial Statements
40

Financial Highlights – continued
Class R3	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.99	$11.27	$11.08	$10.62	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.19	$0.23	$0.29	$0.29
Net realized and unrealized gain (loss)	(0.42)	(1.13)	0.26	0.47	0.23
Total from investment operations	$(0.11)	$(0.94)	$0.49	$0.76	$0.52
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.20)	$(0.26)	$(0.30)	$(0.29)
From net realized gain	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.32)	$(0.34)	$(0.30)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$9.56	$9.99	$11.27	$11.08	$10.62
Total return (%) (r)(s)(t)(x)	(1.04)	(8.55)	4.44	7.20	5.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.76	0.77	0.79	0.83
Expenses after expense reductions (f)	0.70	0.70	0.72	0.77	0.79
Net investment income (loss)	3.19	1.75	1.98	2.60	2.78
Portfolio turnover	97	185	188	144	60
Net assets at end of period (000 omitted)	$68,213	$79,389	$57,652	$54,433	$49,418
See Notes to Financial Statements
41

Financial Highlights – continued
Class R4	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.99	$11.27	$11.09	$10.63	$10.40
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.22	$0.26	$0.31	$0.32
Net realized and unrealized gain (loss)	(0.42)	(1.13)	0.25	0.48	0.23
Total from investment operations	$(0.09)	$(0.91)	$0.51	$0.79	$0.55
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.23)	$(0.29)	$(0.33)	$(0.32)
From net realized gain	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.34)	$(0.37)	$(0.33)	$(0.33)	$(0.32)
Net asset value, end of period (x)	$9.56	$9.99	$11.27	$11.09	$10.63
Total return (%) (r)(s)(t)(x)	(0.80)	(8.32)	4.61	7.46	5.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.51	0.52	0.54	0.57
Expenses after expense reductions (f)	0.45	0.45	0.47	0.52	0.54
Net investment income (loss)	3.45	1.98	2.23	2.85	3.04
Portfolio turnover	97	185	188	144	60
Net assets at end of period (000 omitted)	$47,748	$50,056	$127,449	$131,629	$116,533
See Notes to Financial Statements
42

Financial Highlights – continued
Class R6	Year ended
	4/30/23	4/30/22	4/30/21	4/30/20	4/30/19
Net asset value, beginning of period	$9.99	$11.27	$11.09	$10.62	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.23	$0.26	$0.32	$0.33
Net realized and unrealized gain (loss)	(0.42)	(1.13)	0.26	0.49	0.23
Total from investment operations	$(0.08)	$(0.90)	$0.52	$0.81	$0.56
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.24)	$(0.30)	$(0.34)	$(0.33)
From net realized gain	—	(0.14)	(0.04)	—	—
Total distributions declared to shareholders	$(0.35)	$(0.38)	$(0.34)	$(0.34)	$(0.33)
Net asset value, end of period (x)	$9.56	$9.99	$11.27	$11.09	$10.62
Total return (%) (r)(s)(t)(x)	(0.70)	(8.23)	4.71	7.67	5.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.43	0.42	0.43	0.45	0.47
Expenses after expense reductions (f)	0.35	0.35	0.37	0.42	0.44
Net investment income (loss)	3.56	2.09	2.31	2.95	3.14
Portfolio turnover	97	185	188	144	60
Net assets at end of period (000 omitted)	$3,470,078	$3,359,986	$3,320,149	$2,535,200	$2,232,386

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
43

Notes to Financial Statements
(1) Business and Organization
MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service.
44

Notes to Financial Statements  - continued
Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:
45

Notes to Financial Statements  - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,160,827,479	$—	$1,160,827,479
Non - U.S. Sovereign Debt	—	10,647,337	—	10,647,337
Municipal Bonds	—	100,261,868	—	100,261,868
U.S. Corporate Bonds	—	2,162,823,004	—	2,162,823,004
Residential Mortgage-Backed Securities	—	1,535,719,847	—	1,535,719,847
Commercial Mortgage-Backed Securities	—	516,423,875	—	516,423,875
Asset-Backed Securities (including CDOs)	—	707,757,693	—	707,757,693
Foreign Bonds	—	910,217,661	—	910,217,661
Mutual Funds	205,498,014	—	—	205,498,014
Total	$205,498,014	$7,104,678,764	$—	$7,310,176,778
Other Financial Instruments
Futures Contracts – Assets	$25,297,797	$—	$—	$25,297,797
Futures Contracts – Liabilities	(6,394,902)	—	—	(6,394,902)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the
46

Notes to Financial Statements  - continued
exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$25,297,797	$(6,394,902)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(130,998,356)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$56,313,154
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements.
47

Notes to Financial Statements  - continued
For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Debt obligations may be placed on non-accrual status or
48

Notes to Financial Statements  - continued
set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts
49

Notes to Financial Statements  - continued
owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
50

Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/23	Year ended 4/30/22
Ordinary income (including any short-term capital gains)	$256,707,660	$198,577,919
Long-term capital gains	—	83,502,476
Total distributions	$256,707,660	$282,080,395
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	$8,003,329,968
Gross appreciation	24,913,473
Gross depreciation	(699,163,768)
Net unrealized appreciation (depreciation)	$(674,250,295)
Undistributed ordinary income	13,515,327
Capital loss carryforwards	(345,943,769)
Other temporary differences	(24,201,827)
Total distributable earnings (loss)	$(1,030,880,564)
As of April 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(162,034,835)
Long-Term	(183,908,934)
Total	$(345,943,769)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A
51

Notes to Financial Statements  - continued
shares. Effective May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 4/30/23	Year ended 4/30/22
Class A	$76,994,684	$89,650,278
Class B	102,093	149,368
Class C	1,110,083	1,685,233
Class I	49,337,422	59,932,983
Class R1	39,755	41,979
Class R2	450,171	583,861
Class R3	2,414,237	2,534,325
Class R4	1,651,815	2,691,862
Class R6	124,584,443	124,228,123
Class 529A	22,957	520,544
Class 529B	—	2,307
Class 529C	—	59,532
Total	$256,707,660	$282,080,395
(3) Transactions with Affiliates
Note regarding references to Class 529A shares in this “Note (3) Transactions with Affiliates”: Effective May 20, 2022, all Class 529A shares were redeemed. Accordingly, information with respect to Class 529A shares is for the period ending May 20, 2022.
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. For the year ended April 30, 2023, this management fee reduction amounted to $2,499,977, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2024. For the year ended April 30, 2023, this
52

Notes to Financial Statements  - continued
management fee reduction amounted to $976,697, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2023 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6	529A
0.60%	1.35%	1.45%	0.45%	1.45%	0.95%	0.70%	0.45%	0.36%	0.65%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. For the year ended April 30, 2023, this reduction amounted to $2,154,109, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $62,860 and $49 for the year ended April 30, 2023, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
53

Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 5,618,280
Class B	0.75%	0.25%	1.00%	0.90%	38,768
Class C	0.75%	0.25%	1.00%	1.00%	448,874
Class R1	0.75%	0.25%	1.00%	1.00%	15,419
Class R2	0.25%	0.25%	0.50%	0.50%	73,481
Class R3	—	0.25%	0.25%	0.25%	181,956
Class 529A	—	0.25%	0.25%	0.13%	2,563
Total Distribution and Service Fees					$6,379,341
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2023 based on each class's average daily net assets. 0.10% of the Class A, Class B, and Class 529A service fee is currently being waived under a written waiver agreement. For the year ended April 30, 2023, this waiver amounted to $2,247,295, $3,877, and $1,025 for Class A, Class B, and Class 529A shares, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2023. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended April 30, 2023, this rebate amounted to $170 for Class 529A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2023, were as follows:
Amount
Class A	$76,852
Class B	2,420
Class C	2,401
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made.  The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. As described above, all Class 529A shares were redeemed on or before May 20, 2022. Accordingly, the foregoing agreement between the fund and MFD was terminated effective May 20, 2022. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as
54

Notes to Financial Statements  - continued
services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements.  Program manager fees for the year ended April 30, 2023, were as follows:
Fee
Class 529A	$513
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2023, the fee was $172,994, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,866,638.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the year ended April 30, 2023 was equivalent to an annual effective rate of 0.0094% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended April 30, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$6,319,182,622	$6,348,272,078
Non-U.S. Government securities	562,780,793	692,596,615
55

Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	38,371,112	$366,154,901	42,121,771	$468,763,745
Class B	22,149	212,937	26,727	299,911
Class C	521,787	4,979,279	664,076	7,431,968
Class I	49,057,393	467,962,206	65,731,010	731,418,479
Class R1	37,300	358,591	22,453	250,152
Class R2	215,398	2,044,916	582,902	6,310,304
Class R3	1,176,955	11,159,362	4,965,372	55,889,840
Class R4	1,088,193	10,449,010	1,452,461	16,260,647
Class R6	83,961,736	812,220,667	68,359,186	761,560,252
Class 529A	7,712	77,520	522,768	5,662,217
Class 529C	—	—	33,509	377,269
	174,459,735	$1,675,619,389	184,482,235	$2,054,224,784
Shares issued to shareholders in reinvestment of distributions
Class A	7,851,823	$74,606,189	7,700,492	$85,304,428
Class B	10,090	95,981	11,721	130,321
Class C	107,287	1,020,698	140,003	1,556,900
Class I	3,941,146	37,468,599	4,047,736	44,799,674
Class R1	4,139	39,319	3,778	41,953
Class R2	47,091	447,239	52,323	580,889
Class R3	254,036	2,413,408	229,380	2,534,173
Class R4	114,989	1,093,306	185,712	2,074,661
Class R6	12,860,230	122,213,742	10,982,807	121,553,780
Class 529A	—	—	46,145	510,672
Class 529B	—	—	199	2,228
Class 529C	—	—	5,161	57,837
	25,190,831	$239,398,481	23,405,457	$259,147,516
56

Notes to Financial Statements  - continued
	Year ended 4/30/23		Year ended 4/30/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(52,414,770)	$(501,220,877)	(70,462,747)	$(785,055,818)
Class B	(140,333)	(1,342,556)	(185,265)	(2,036,031)
Class C	(2,537,355)	(23,948,385)	(1,987,554)	(21,944,142)
Class I	(72,440,483)	(693,213,713)	(54,451,566)	(595,979,761)
Class R1	(71,920)	(688,358)	(22,731)	(249,837)
Class R2	(433,589)	(4,147,392)	(1,231,438)	(13,612,746)
Class R3	(2,241,302)	(21,433,297)	(2,364,537)	(26,013,097)
Class R4	(1,218,379)	(11,695,888)	(7,935,459)	(89,290,421)
Class R6	(70,117,118)	(672,519,231)	(37,685,221)	(413,764,938)
Class 529A	(1,725,772)	(17,136,661)	(336,469)	(3,728,699)
Class 529B	—	—	(8,458)	(90,040)
Class 529C	—	—	(312,958)	(3,338,202)
	(203,341,021)	$(1,947,346,358)	(176,984,403)	$(1,955,103,732)
Net change
Class A	(6,191,835)	$(60,459,787)	(20,640,484)	$(230,987,645)
Class B	(108,094)	(1,033,638)	(146,817)	(1,605,799)
Class C	(1,908,281)	(17,948,408)	(1,183,475)	(12,955,274)
Class I	(19,441,944)	(187,782,908)	15,327,180	180,238,392
Class R1	(30,481)	(290,448)	3,500	42,268
Class R2	(171,100)	(1,655,237)	(596,213)	(6,721,553)
Class R3	(810,311)	(7,860,527)	2,830,215	32,410,916
Class R4	(15,197)	(153,572)	(6,297,286)	(70,955,113)
Class R6	26,704,848	261,915,178	41,656,772	469,349,094
Class 529A	(1,718,060)	(17,059,141)	232,444	2,444,190
Class 529B	—	—	(8,259)	(87,812)
Class 529C	—	—	(274,288)	(2,903,096)
	(3,690,455)	$(32,328,488)	30,903,289	$358,268,568
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 8%, 8%, 3%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
57

Notes to Financial Statements  - continued
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2023, the fund’s commitment fee and interest expense were $34,139 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$663,218,414	$1,572,260,925	$2,030,002,703	$(19,799)	$41,177	$205,498,014

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$7,984,826	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the
58

Notes to Financial Statements  - continued
United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
59

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust IX and the Shareholders of
MFS Total Return Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Total Return Bond Fund (the “Fund”), including the portfolio of investments, as of April 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.
60

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 15, 2023
We have served as the auditor of one or more of the MFS investment companies since 1924.
61

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of June 1, 2023, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 56)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 68)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 71)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 68)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 67)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)
62

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 67)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 65)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel
Kino Clark (k) (age 54)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 54)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 55)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
63

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 46)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 44)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 52)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 48)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 62)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
64

Trustees and Officers - continued
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Alexander Mackey Joshua Marston
65

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
66

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2023 income tax forms in January 2024. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
67

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.
68

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
69

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the "Code") pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code's definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, James Kilman, and Clarence Otis, Jr. and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Buller, Kilman, and Otis and Ms. Roepke are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS"), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended April 30, 2023 and 2022, audit fees billed to each Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2023	20224
MFS Corporate Bond Fund	71,716	71,716
MFS Limited Maturity Fund	65,648	61,233
MFS Municipal Limited Maturity Fund	56,120	51,928
MFS Total Return Bond Fund	79,920	74,424
Total	273,404	259,301

For the fiscal years ended April 30, 2023 and 2022, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2023	2022	2023	20224	2023	2022
To MFS Corporate Bond Fund	0	0	0	469	0	0
To MFS Limited Maturity Fund	0	0	0	462	0	0
To MFS Municipal Limited	0	0	0	423	0	0
Maturity Fund
To MFS Total Return Bond Fund	0	0	0	462	0	0
Total fees billed by Deloitte	0	0	0	1,816	0	0
To above Funds:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2023	2022	2023	2022	2023	2022
To MFS and MFS Related	0	0	0	0	3,790	3,790
Entities of MFS Corporate Bond Fund*
To MFS and MFS Related Entities	0	0	0	0	3,790	3,790
of MFS Limited Maturity Fund*
To MFS and MFS Related Entities of	0	0	0	0	3,790	3,790
MFS Municipal Limited Maturity Fund*
To MFS and MFS Related Entities	0	0	0	0	3,790	3,790
of MFS Total Return Bond Fund*

ees billed by Deloitte:			Aggregate Fees for Non-audit Services
			2023			20224
To MFS Corporate Bond Fund, MFS and MFS Related			3,790			4,259
Entities#
To MFS Limited Maturity Fund, MFS and MFS			3,790			4,252
Related Entities#
To MFS Municipal Limited Maturity Fund, MFS and			3,790			4,213
MFS Related Entities#
To MFS Total Return Bond Fund, MFS and MFS			3,790			4,252
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ''Audit Fees,'' including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees".

4 Certain fees reported in 2022 have been restated in this filing from those reported in the Registrant's filing for the reporting period ended April 30, 2022.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre- approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 15, 2023

* Print name and title of each signing officer under his or her signature.